UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, Building Two, San Antonio, Texas 78256
(Address of principal executive offices)                         (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Victory Integrity Discovery Fund

Class A

Ticker: MMEAX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$84	1.57%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$63,559
Number of Holdings	122
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.3%
Real Estate	3.8%
Materials	4.4%
Energy	4.5%
Health Care	5.5%
Consumer Discretionary	10.1%
Information Technology	17.0%
Industrials	18.5%
FinancialsFootnote Reference**	29.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

nLight, Inc.	1.6%
Bel Fuse, Inc., Class B	1.5%
Digi International, Inc.	1.3%
Artivion, Inc.	1.3%
Enviri Corp.	1.3%
Thermon Group Holdings, Inc.	1.3%
QCR Holdings, Inc.	1.2%
Kimball Electronics, Inc.	1.2%
Diamond Hill Investment Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMEAX — SAR (12/25)

Victory Integrity Discovery Fund

Class C

Ticker: MMECX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$132	2.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$63,559
Number of Holdings	122
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.3%
Real Estate	3.8%
Materials	4.4%
Energy	4.5%
Health Care	5.5%
Consumer Discretionary	10.1%
Information Technology	17.0%
Industrials	18.5%
FinancialsFootnote Reference**	29.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

nLight, Inc.	1.6%
Bel Fuse, Inc., Class B	1.5%
Digi International, Inc.	1.3%
Artivion, Inc.	1.3%
Enviri Corp.	1.3%
Thermon Group Holdings, Inc.	1.3%
QCR Holdings, Inc.	1.2%
Kimball Electronics, Inc.	1.2%
Diamond Hill Investment Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMECX — SAR (12/25)

Victory Integrity Discovery Fund

Class Y

Ticker: MMEYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$74	1.38%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$63,559
Number of Holdings	122
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.3%
Real Estate	3.8%
Materials	4.4%
Energy	4.5%
Health Care	5.5%
Consumer Discretionary	10.1%
Information Technology	17.0%
Industrials	18.5%
FinancialsFootnote Reference**	29.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

nLight, Inc.	1.6%
Bel Fuse, Inc., Class B	1.5%
Digi International, Inc.	1.3%
Artivion, Inc.	1.3%
Enviri Corp.	1.3%
Thermon Group Holdings, Inc.	1.3%
QCR Holdings, Inc.	1.2%
Kimball Electronics, Inc.	1.2%
Diamond Hill Investment Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMEYX — SAR (12/25)

Victory Integrity Discovery Fund

Member Class

Ticker: MMMMX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$81	1.50%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$63,559
Number of Holdings	122
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.3%
Real Estate	3.8%
Materials	4.4%
Energy	4.5%
Health Care	5.5%
Consumer Discretionary	10.1%
Information Technology	17.0%
Industrials	18.5%
FinancialsFootnote Reference**	29.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

nLight, Inc.	1.6%
Bel Fuse, Inc., Class B	1.5%
Digi International, Inc.	1.3%
Artivion, Inc.	1.3%
Enviri Corp.	1.3%
Thermon Group Holdings, Inc.	1.3%
QCR Holdings, Inc.	1.2%
Kimball Electronics, Inc.	1.2%
Diamond Hill Investment Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMMMX — SAR (12/25)

Victory Integrity Mid-Cap Value Fund

Class A

Ticker: MAIMX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$52	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAIMX — SAR (12/25)

Victory Integrity Mid-Cap Value Fund

Class C

Ticker: MCIMX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$91	1.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCIMX — SAR (12/25)

Victory Integrity Mid-Cap Value Fund

Class R6

Ticker: MRIMX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$31	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MRIMX — SAR (12/25)

Victory Integrity Mid-Cap Value Fund

Class Y

Ticker: MYIMX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYIMX — SAR (12/25)

Victory Integrity Mid-Cap Value Fund

Member Class

Ticker: MMIJX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$44	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMIJX — SAR (12/25)

Victory Integrity Small-Cap Value Fund

Class A

Ticker: VSCVX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$77	1.43%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSCVX — SAR (12/25)

Victory Integrity Small-Cap Value Fund

Class C

Ticker: MCVSX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$126	2.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCVSX — SAR (12/25)

Victory Integrity Small-Cap Value Fund

Class R

Ticker: MRVSX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$94	1.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MRVSX — SAR (12/25)

Victory Integrity Small-Cap Value Fund

Class R6

Ticker: MVSSX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$51	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MVSSX — SAR (12/25)

Victory Integrity Small-Cap Value Fund

Class Y

Ticker: VSVIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$56	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSVIX — SAR (12/25)

Victory Integrity Small/Mid-Cap Value Fund

Class A

Ticker: MAISX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$60	1.13%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$321,523
Number of Holdings	117
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	3.8%
Utilities	4.0%
Energy	4.6%
Materials	7.6%
Health Care	8.3%
Real Estate	8.9%
Information Technology	9.0%
Consumer Discretionary	10.9%
Industrials	18.4%
Financials	21.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Textron, Inc.	1.4%
Cushman & Wakefield Ltd.	1.3%
Valmont Industries, Inc.	1.3%
C.H. Robinson Worldwide, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Globus Medical, Inc., Class A	1.3%
MKS, Inc.	1.3%
Victoria's Secret & Co.	1.2%
Flagstar Bank NA	1.2%
Commercial Metals Co.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAISX — SAR (12/25)

Victory Integrity Small/Mid-Cap Value Fund

Class R6

Ticker: MIRSX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$44	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$321,523
Number of Holdings	117
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	3.8%
Utilities	4.0%
Energy	4.6%
Materials	7.6%
Health Care	8.3%
Real Estate	8.9%
Information Technology	9.0%
Consumer Discretionary	10.9%
Industrials	18.4%
Financials	21.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Textron, Inc.	1.4%
Cushman & Wakefield Ltd.	1.3%
Valmont Industries, Inc.	1.3%
C.H. Robinson Worldwide, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Globus Medical, Inc., Class A	1.3%
MKS, Inc.	1.3%
Victoria's Secret & Co.	1.2%
Flagstar Bank NA	1.2%
Commercial Metals Co.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MIRSX — SAR (12/25)

Victory Integrity Small/Mid-Cap Value Fund

Class Y

Ticker: MYISX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$47	0.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$321,523
Number of Holdings	117
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	3.8%
Utilities	4.0%
Energy	4.6%
Materials	7.6%
Health Care	8.3%
Real Estate	8.9%
Information Technology	9.0%
Consumer Discretionary	10.9%
Industrials	18.4%
Financials	21.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Textron, Inc.	1.4%
Cushman & Wakefield Ltd.	1.3%
Valmont Industries, Inc.	1.3%
C.H. Robinson Worldwide, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Globus Medical, Inc., Class A	1.3%
MKS, Inc.	1.3%
Victoria's Secret & Co.	1.2%
Flagstar Bank NA	1.2%
Commercial Metals Co.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYISX — SAR (12/25)

Victory Integrity Small/Mid-Cap Value Fund

Member Class

Ticker: MMMSX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$51	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$321,523
Number of Holdings	117
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	3.8%
Utilities	4.0%
Energy	4.6%
Materials	7.6%
Health Care	8.3%
Real Estate	8.9%
Information Technology	9.0%
Consumer Discretionary	10.9%
Industrials	18.4%
Financials	21.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Textron, Inc.	1.4%
Cushman & Wakefield Ltd.	1.3%
Valmont Industries, Inc.	1.3%
C.H. Robinson Worldwide, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Globus Medical, Inc., Class A	1.3%
MKS, Inc.	1.3%
Victoria's Secret & Co.	1.2%
Flagstar Bank NA	1.2%
Commercial Metals Co.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMMSX — SAR (12/25)

Victory Multi-Cap Fund (formerly Victory Munder Multi-Cap Fund)

Class A

Ticker: MNNAX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Multi-Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.21%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$522,555
Number of Holdings	101
Portfolio Turnover	37%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.1%
Energy	4.2%
Industrials	6.1%
Consumer Discretionary	9.4%
Communication Services	9.9%
Health Care	12.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.9%
Microsoft Corp.	5.9%
Alphabet, Inc., Class A	5.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
Expedia Group, Inc.	2.1%
KLA Corp.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNAX — SAR (12/25)

Victory Multi-Cap Fund (formerly Victory Munder Multi-Cap Fund)

Class C

Ticker: MNNCX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Multi-Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$116	2.16%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$522,555
Number of Holdings	101
Portfolio Turnover	37%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.1%
Energy	4.2%
Industrials	6.1%
Consumer Discretionary	9.4%
Communication Services	9.9%
Health Care	12.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.9%
Microsoft Corp.	5.9%
Alphabet, Inc., Class A	5.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
Expedia Group, Inc.	2.1%
KLA Corp.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNCX — SAR (12/25)

Victory Multi-Cap Fund (formerly Victory Munder Multi-Cap Fund)

Class Y

Ticker: MNNYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Multi-Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.93%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$522,555
Number of Holdings	101
Portfolio Turnover	37%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.1%
Energy	4.2%
Industrials	6.1%
Consumer Discretionary	9.4%
Communication Services	9.9%
Health Care	12.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.9%
Microsoft Corp.	5.9%
Alphabet, Inc., Class A	5.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
Expedia Group, Inc.	2.1%
KLA Corp.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNYX — SAR (12/25)

Victory S&P 500 Index Fund

Class A

Ticker: MUXAX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$27	0.51%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$277,892
Number of Holdings	508
Portfolio Turnover	2%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.8%
Utilities	2.2%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.5%
Consumer Discretionary	10.3%
Communication Services	10.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXAX — SAR (12/25)

Victory S&P 500 Index Fund

Class R

Ticker: MUXRX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$45	0.84%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$277,892
Number of Holdings	508
Portfolio Turnover	2%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.8%
Utilities	2.2%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.5%
Consumer Discretionary	10.3%
Communication Services	10.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXRX — SAR (12/25)

Victory S&P 500 Index Fund

Class Y

Ticker: MUXYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$19	0.36%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$277,892
Number of Holdings	508
Portfolio Turnover	2%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.8%
Utilities	2.2%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.5%
Consumer Discretionary	10.3%
Communication Services	10.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXYX — SAR (12/25)

Victory Mid-Cap Core Growth Fund (formerly Victory Munder Mid-Cap Core Growth Fund)

Class A

Ticker: MGOAX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.27%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$271,548
Number of Holdings	122
Portfolio Turnover	50%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	4.0%
Materials	4.1%
Consumer Staples	4.2%
Energy	7.5%
Real Estate	7.8%
Information Technology	10.4%
Health Care	12.7%
Consumer Discretionary	13.5%
Financials	16.6%
Industrials	16.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Expedia Group, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
The Bank of New York Mellon Corp.	2.3%
Howmet Aerospace, Inc.	2.1%
Halozyme Therapeutics, Inc.	2.1%
HCA Healthcare, Inc.	2.1%
Ralph Lauren Corp., Class A	2.0%
Affiliated Managers Group, Inc.	1.9%
Vertiv Holdings Co., Class A	1.8%
Universal Health Services, Inc., Class B	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth  was renamed to Victory Mid-Cap Core Growth . The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOAX — SAR (12/25)

Victory Mid-Cap Core Growth Fund (formerly Victory Munder Mid-Cap Core Growth Fund)

Class C

Ticker: MGOTX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$109	2.12%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$271,548
Number of Holdings	122
Portfolio Turnover	50%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	4.0%
Materials	4.1%
Consumer Staples	4.2%
Energy	7.5%
Real Estate	7.8%
Information Technology	10.4%
Health Care	12.7%
Consumer Discretionary	13.5%
Financials	16.6%
Industrials	16.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Expedia Group, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
The Bank of New York Mellon Corp.	2.3%
Howmet Aerospace, Inc.	2.1%
Halozyme Therapeutics, Inc.	2.1%
HCA Healthcare, Inc.	2.1%
Ralph Lauren Corp., Class A	2.0%
Affiliated Managers Group, Inc.	1.9%
Vertiv Holdings Co., Class A	1.8%
Universal Health Services, Inc., Class B	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth  was renamed to Victory Mid-Cap Core Growth . The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOTX — SAR (12/25)

Victory Mid-Cap Core Growth Fund (formerly Victory Munder Mid-Cap Core Growth Fund)

Class R6

Ticker: MGOSX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$45	0.87%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$271,548
Number of Holdings	122
Portfolio Turnover	50%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	4.0%
Materials	4.1%
Consumer Staples	4.2%
Energy	7.5%
Real Estate	7.8%
Information Technology	10.4%
Health Care	12.7%
Consumer Discretionary	13.5%
Financials	16.6%
Industrials	16.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Expedia Group, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
The Bank of New York Mellon Corp.	2.3%
Howmet Aerospace, Inc.	2.1%
Halozyme Therapeutics, Inc.	2.1%
HCA Healthcare, Inc.	2.1%
Ralph Lauren Corp., Class A	2.0%
Affiliated Managers Group, Inc.	1.9%
Vertiv Holdings Co., Class A	1.8%
Universal Health Services, Inc., Class B	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth  was renamed to Victory Mid-Cap Core Growth . The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOSX — SAR (12/25)

Victory Mid-Cap Core Growth Fund (formerly Victory Munder Mid-Cap Core Growth Fund)

Class Y

Ticker: MGOYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$51	0.99%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$271,548
Number of Holdings	122
Portfolio Turnover	50%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	4.0%
Materials	4.1%
Consumer Staples	4.2%
Energy	7.5%
Real Estate	7.8%
Information Technology	10.4%
Health Care	12.7%
Consumer Discretionary	13.5%
Financials	16.6%
Industrials	16.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Expedia Group, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
The Bank of New York Mellon Corp.	2.3%
Howmet Aerospace, Inc.	2.1%
Halozyme Therapeutics, Inc.	2.1%
HCA Healthcare, Inc.	2.1%
Ralph Lauren Corp., Class A	2.0%
Affiliated Managers Group, Inc.	1.9%
Vertiv Holdings Co., Class A	1.8%
Universal Health Services, Inc., Class B	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth  was renamed to Victory Mid-Cap Core Growth . The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOYX — SAR (12/25)

Victory Trivalent International Fund - Core Equity

Class A

Ticker: MAICX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$51	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$257,977
Number of Holdings	200
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Utilities	3.3%
Energy	4.4%
Communication Services	5.2%
Consumer Staples	5.9%
Materials	7.7%
Health Care	7.8%
Consumer Discretionary	9.1%
Industrials	13.8%
Information Technology	14.8%
Financials	23.8%
Value	Value
Japan	14.6%
United Kingdom	9.2%
Canada	8.1%
Switzerland	6.6%
France	6.4%
Taiwan	6.0%
China	6.0%
Germany	5.5%
OtherFootnote Reference**	36.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAICX — SAR (12/25)

Victory Trivalent International Fund - Core Equity

Class I

Ticker: MICIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$32	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$257,977
Number of Holdings	200
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Utilities	3.3%
Energy	4.4%
Communication Services	5.2%
Consumer Staples	5.9%
Materials	7.7%
Health Care	7.8%
Consumer Discretionary	9.1%
Industrials	13.8%
Information Technology	14.8%
Financials	23.8%
Value	Value
Japan	14.6%
United Kingdom	9.2%
Canada	8.1%
Switzerland	6.6%
France	6.4%
Taiwan	6.0%
China	6.0%
Germany	5.5%
OtherFootnote Reference**	36.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MICIX — SAR (12/25)

Victory Trivalent International Fund - Core Equity

Class R6

Ticker: MAIRX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$257,977
Number of Holdings	200
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Utilities	3.3%
Energy	4.4%
Communication Services	5.2%
Consumer Staples	5.9%
Materials	7.7%
Health Care	7.8%
Consumer Discretionary	9.1%
Industrials	13.8%
Information Technology	14.8%
Financials	23.8%
Value	Value
Japan	14.6%
United Kingdom	9.2%
Canada	8.1%
Switzerland	6.6%
France	6.4%
Taiwan	6.0%
China	6.0%
Germany	5.5%
OtherFootnote Reference**	36.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAIRX — SAR (12/25)

Victory Trivalent International Fund - Core Equity

Class Y

Ticker: MICYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$38	0.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$257,977
Number of Holdings	200
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Utilities	3.3%
Energy	4.4%
Communication Services	5.2%
Consumer Staples	5.9%
Materials	7.7%
Health Care	7.8%
Consumer Discretionary	9.1%
Industrials	13.8%
Information Technology	14.8%
Financials	23.8%
Value	Value
Japan	14.6%
United Kingdom	9.2%
Canada	8.1%
Switzerland	6.6%
France	6.4%
Taiwan	6.0%
China	6.0%
Germany	5.5%
OtherFootnote Reference**	36.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MICYX — SAR (12/25)

Victory Trivalent International Small-Cap Fund

Class A

Ticker: MISAX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$72	1.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,195,038
Number of Holdings	223
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Consumer Staples	3.5%
Energy	3.8%
Communication Services	3.8%
Health Care	6.3%
Real Estate	7.9%
Information Technology	10.2%
Consumer Discretionary	11.6%
Materials	12.5%
Financials	13.3%
Industrials	23.3%
Value	Value
Japan	22.7%
United Kingdom	13.0%
Canada	12.6%
Switzerland	7.0%
South Korea	5.9%
France	5.6%
Australia	5.4%
Germany	5.3%
OtherFootnote Reference**	21.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MISAX — SAR (12/25)

Victory Trivalent International Small-Cap Fund

Class C

Ticker: MCISX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$112	2.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,195,038
Number of Holdings	223
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Consumer Staples	3.5%
Energy	3.8%
Communication Services	3.8%
Health Care	6.3%
Real Estate	7.9%
Information Technology	10.2%
Consumer Discretionary	11.6%
Materials	12.5%
Financials	13.3%
Industrials	23.3%
Value	Value
Japan	22.7%
United Kingdom	13.0%
Canada	12.6%
Switzerland	7.0%
South Korea	5.9%
France	5.6%
Australia	5.4%
Germany	5.3%
OtherFootnote Reference**	21.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCISX — SAR (12/25)

Victory Trivalent International Small-Cap Fund

Class I

Ticker: MISIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$52	0.97%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,195,038
Number of Holdings	223
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Consumer Staples	3.5%
Energy	3.8%
Communication Services	3.8%
Health Care	6.3%
Real Estate	7.9%
Information Technology	10.2%
Consumer Discretionary	11.6%
Materials	12.5%
Financials	13.3%
Industrials	23.3%
Value	Value
Japan	22.7%
United Kingdom	13.0%
Canada	12.6%
Switzerland	7.0%
South Korea	5.9%
France	5.6%
Australia	5.4%
Germany	5.3%
OtherFootnote Reference**	21.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MISIX — SAR (12/25)

Victory Trivalent International Small-Cap Fund

Class R6

Ticker: MSSIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$54	1.01%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,195,038
Number of Holdings	223
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Consumer Staples	3.5%
Energy	3.8%
Communication Services	3.8%
Health Care	6.3%
Real Estate	7.9%
Information Technology	10.2%
Consumer Discretionary	11.6%
Materials	12.5%
Financials	13.3%
Industrials	23.3%
Value	Value
Japan	22.7%
United Kingdom	13.0%
Canada	12.6%
Switzerland	7.0%
South Korea	5.9%
France	5.6%
Australia	5.4%
Germany	5.3%
OtherFootnote Reference**	21.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MSSIX — SAR (12/25)

Victory Trivalent International Small-Cap Fund

Class Y

Ticker: MYSIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$59	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,195,038
Number of Holdings	223
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Consumer Staples	3.5%
Energy	3.8%
Communication Services	3.8%
Health Care	6.3%
Real Estate	7.9%
Information Technology	10.2%
Consumer Discretionary	11.6%
Materials	12.5%
Financials	13.3%
Industrials	23.3%
Value	Value
Japan	22.7%
United Kingdom	13.0%
Canada	12.6%
Switzerland	7.0%
South Korea	5.9%
France	5.6%
Australia	5.4%
Germany	5.3%
OtherFootnote Reference**	21.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYSIX — SAR (12/25)

Victory Diversified Stock Fund

Class A

Ticker: SRVEX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$56	1.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SRVEX — SAR (12/25)

Victory Diversified Stock Fund

Class C

Ticker: VDSCX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$109	2.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSCX — SAR (12/25)

Victory Diversified Stock Fund

Class I

Ticker: VDSIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$45	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSIX — SAR (12/25)

Victory Diversified Stock Fund

Class R

Ticker: GRINX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$72	1.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GRINX — SAR (12/25)

Victory Diversified Stock Fund

Class R6

Ticker: VDSRX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$42	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSRX — SAR (12/25)

Victory Diversified Stock Fund

Class Y

Ticker: VDSYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$47	0.86%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSYX — SAR (12/25)

Victory Fund for Income

Class A

Ticker: IPFIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.91%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

IPFIX — SAR (12/25)

Victory Fund for Income

Class C

Ticker: VFFCX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$87	1.71%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFCX — SAR (12/25)

Victory Fund for Income

Class I

Ticker: VFFIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$33	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFIX — SAR (12/25)

Victory Fund for Income

Class R

Ticker: GGIFX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$46	0.91%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GGIFX — SAR (12/25)

Victory Fund for Income

Class R6

Ticker: VFFRX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$32	0.63%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFRX — SAR (12/25)

Victory Fund for Income

Class Y

Ticker: VFFYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$36	0.71%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFYX — SAR (12/25)

Victory Fund for Income

Member Class

Ticker: VFFMX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$38	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

VFFMX — SAR (12/25)

Victory Investment Grade Convertible Fund

Class A

Ticker: SBFCX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$66	1.29%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$245,372
Number of Holdings	56
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.1%
Information Technology	3.5%
Health Care	4.4%
Consumer Discretionary	7.4%
Industrials	8.1%
Real Estate	14.5%
Utilities	22.7%
FinancialsFootnote Reference**	36.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Bank of America Corp., Series L, 7.25%	5.0%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.9%
Wells Fargo & Co., Series L, 7.50%	4.9%
Uber Technologies, Inc., 0.88%, 12/1/28	4.8%
Barclays Bank PLC, 1.00%, 2/16/29	4.0%
Welltower OP LLC, 2.75%, 5/15/28	3.9%
KKR & Co., Inc., Series D, 6.25%, 3/1/28	3.8%
NextEra Energy, Inc., 7.30%, 6/1/27	3.6%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SBFCX — SAR (12/25)

Victory Investment Grade Convertible Fund

Class I

Ticker: VICIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$48	0.94%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$245,372
Number of Holdings	56
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.1%
Information Technology	3.5%
Health Care	4.4%
Consumer Discretionary	7.4%
Industrials	8.1%
Real Estate	14.5%
Utilities	22.7%
FinancialsFootnote Reference**	36.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Bank of America Corp., Series L, 7.25%	5.0%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.9%
Wells Fargo & Co., Series L, 7.50%	4.9%
Uber Technologies, Inc., 0.88%, 12/1/28	4.8%
Barclays Bank PLC, 1.00%, 2/16/29	4.0%
Welltower OP LLC, 2.75%, 5/15/28	3.9%
KKR & Co., Inc., Series D, 6.25%, 3/1/28	3.8%
NextEra Energy, Inc., 7.30%, 6/1/27	3.6%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VICIX — SAR (12/25)

Victory Investment Grade Convertible Fund

Member Class

Ticker: SBFMX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$56	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$245,372
Number of Holdings	56
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.1%
Information Technology	3.5%
Health Care	4.4%
Consumer Discretionary	7.4%
Industrials	8.1%
Real Estate	14.5%
Utilities	22.7%
FinancialsFootnote Reference**	36.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Bank of America Corp., Series L, 7.25%	5.0%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.9%
Wells Fargo & Co., Series L, 7.50%	4.9%
Uber Technologies, Inc., 0.88%, 12/1/28	4.8%
Barclays Bank PLC, 1.00%, 2/16/29	4.0%
Welltower OP LLC, 2.75%, 5/15/28	3.9%
KKR & Co., Inc., Series D, 6.25%, 3/1/28	3.8%
NextEra Energy, Inc., 7.30%, 6/1/27	3.6%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

SBFMX — SAR (12/25)

Victory Sycamore Established Value Fund

Class A

Ticker: VETAX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VETAX — SAR (12/25)

Victory Sycamore Established Value Fund

Class C

Ticker: VEVCX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$94	1.84%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVCX — SAR (12/25)

Victory Sycamore Established Value Fund

Class I

Ticker: VEVIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$30	0.58%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVIX — SAR (12/25)

Victory Sycamore Established Value Fund

Class R

Ticker: GETGX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$56	1.09%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GETGX — SAR (12/25)

Victory Sycamore Established Value Fund

Class R6

Ticker: VEVRX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$27	0.53%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVRX — SAR (12/25)

Victory Sycamore Established Value Fund

Class Y

Ticker: VEVYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$33	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVYX — SAR (12/25)

Victory Sycamore Small Company Opportunity Fund

Class A

Ticker: SSGSX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.24%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SSGSX — SAR (12/25)

Victory Sycamore Small Company Opportunity Fund

Class I

Ticker: VSOIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$47	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSOIX — SAR (12/25)

Victory Sycamore Small Company Opportunity Fund

Class R

Ticker: GOGFX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$75	1.44%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GOGFX — SAR (12/25)

Victory Sycamore Small Company Opportunity Fund

Class R6

Ticker: VSORX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$44	0.84%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSORX — SAR (12/25)

Victory Sycamore Small Company Opportunity Fund

Class Y

Ticker: VSOYX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSOYX — SAR (12/25)

(b)  Not applicable.

Item 2. Code of Ethics.

          Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

          Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

          Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Semi-Annual: Full Financials
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Multi-Cap Fund
(formerly Victory Munder Multi-Cap Fund)
Victory S&P 500 Index Fund
Victory Mid-Cap Core Growth Fund
(formerly Victory Munder Mid-Cap Core Growth Fund)
Victory Trivalent International Fund — Core Equity
Victory Trivalent International Small-Cap Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Integrity Discovery Fund
3
Victory Integrity Mid-Cap Value Fund
6
Victory Integrity Small-Cap Value Fund
9
Victory Integrity Small/Mid-Cap Value Fund
12
Victory Multi-Cap Fund
15
Victory S&P 500 Index Fund
18
Victory Mid-Cap Core Growth Fund
28
Victory Trivalent International Fund — Core Equity
31
Victory Trivalent International Small-Cap Fund
40
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
48
Statements of Operations
51
Statements of Changes in Net Assets
54
Financial Highlights
65
Notes to Financial Statements (Form N-CSR Item 7) 102
Supplemental Information
Advisory Contract Approval (Form N-CSR Item 11)
115

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Integrity Discovery Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.0%)
Banks (24.0%):
Blue Ridge Bankshares, Inc. ............................................... 124,216 $ 530
Bridgewater Bancshares, Inc. (a) ............................................ 30,600 537
Business First Bancshares, Inc. ............................................. 23,800 622
Central Pacific Financial Corp. ............................................. 10,150 316
Civista Bancshares, Inc. .................................................. 25,900 576
Commercial Bancgroup, Inc. (a) ............................................. 20,200 496
Community West Bancshares .............................................. 24,500 551
ConnectOne Bancorp, Inc. ................................................ 24,000 629
Dime Community Bancshares, Inc. .......................................... 18,350 552
Financial Institutions, Inc. ................................................. 20,500 639
First Internet Bancorp .................................................... 19,800 413
First Mid Bancshares, Inc. ................................................ 17,000 663
German American Bancorp, Inc. ............................................ 10,800 423
Heritage Commerce Corp. ................................................ 57,650 692
Horizon Bancorp, Inc. ................................................... 42,150 715
Independent Bank Corp. .................................................. 19,525 635
Mercantile Bank Corp. ................................................... 10,280 495
Orange County Bancorp, Inc. .............................................. 20,700 591
Origin Bancorp, Inc. ..................................................... 9,700 365
Peapack-Gladstone Financial Corp. .......................................... 22,000 613
Peoples Bancorp, Inc. .................................................... 23,000 691
Primis Financial Corp. ................................................... 43,700 608
QCR Holdings, Inc. ..................................................... 9,485 790
SmartFinancial, Inc. ..................................................... 14,550 538
Southern Missouri Bancorp, Inc. ............................................ 10,675 631
Univest Financial Corp. .................................................. 11,200 367
Washington Trust Bancorp, Inc. ............................................. 20,676 611
15,289
Capital Markets (1.2%):
Diamond Hill Investment Group, Inc. ........................................ 4,335 735
Communication Services (3.3%):
Clear Channel Outdoor Holdings, Inc. , Class A (a) ................................ 284,000 628
IMAX Corp. (a) (b) ...................................................... 14,750 545
PubMatic, Inc. , Class A (a) ................................................ 37,600 333
The Marcus Corp. ...................................................... 39,786 617
2,123
Consumer Discretionary (10.1%):
BJ's Restaurants, Inc. (a) .................................................. 12,386 488
European Wax Center, Inc. , Class A (a) ........................................ 87,000 313
First Watch Restaurant Group, Inc. (a) ........................................ 31,200 471
Golden Entertainment, Inc. ................................................ 7,700 209
Latham Group, Inc. (a) ................................................... 60,500 384
Lindblad Expeditions Holdings, Inc. (a) ....................................... 48,900 705
MarineMax, Inc. (a) ..................................................... 19,600 475
MasterCraft Boat Holdings, Inc. (a) .......................................... 22,250 421
Monro, Inc. ........................................................... 17,883 358
Motorcar Parts of America, Inc. (a) ........................................... 35,000 432
National Vision Holdings, Inc. (a) ............................................ 19,050 492
Sally Beauty Holdings, Inc. (a) .............................................. 29,982 428
Savers Value Village, Inc. (a) (b) ............................................. 45,100 421
Wolverine World Wide, Inc. ............................................... 16,200 294
Zumiez, Inc. (a) ........................................................ 20,500 534
6,425
Consumer Finance (0.9%):
EZCORP, Inc. , Class A (a) ................................................. 28,350 550
Consumer Staples (0.6%):
The Honest Co., Inc. (a) (b) ................................................ 146,000 377

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Energy (4.5%):
Ardmore Shipping Corp. .................................................. 57,000 $ 604
Crescent Energy Co. , Class A .............................................. 37,742 317
Granite Ridge Resources, Inc. .............................................. 86,584 407
Infinity Natural Resources, Inc. , Class A (a) .................................... 23,100 340
ProPetro Holding Corp. (a) ................................................ 59,000 561
Riley Exploration Permian, Inc. ............................................. 23,000 607
2,836
Health Care (5.5%):
Artivion, Inc. (a) ........................................................ 18,400 839
Brookdale Senior Living, Inc. (a) ............................................ 57,700 622
Collegium Pharmaceutical, Inc. (a) ........................................... 13,500 625
HealthStream, Inc. ...................................................... 19,725 455
MiMedx Group, Inc. (a) ................................................... 67,300 456
Orthofix Medical, Inc. (a) ................................................. 34,473 523
3,520
Industrials (18.5%):
BlueLinx Holdings, Inc. (a) ................................................ 9,100 559
Covenant Logistics Group, Inc. , Class A ....................................... 17,750 391
CRA International, Inc. ................................................... 1,400 281
Douglas Dynamics, Inc. .................................................. 14,425 471
Ducommun, Inc. (a) ..................................................... 7,300 694
DXP Enterprises, Inc. (a) .................................................. 3,650 401
Enviri Corp. (a) ......................................................... 46,600 835
Great Lakes Dredge & Dock Corp. (a) ........................................ 48,600 638
IBEX Holdings Ltd. (a) ................................................... 13,000 496
Insteel Industries, Inc. .................................................... 16,210 513
Interface, Inc. , Class A ................................................... 23,500 656
Kelly Services, Inc. , Class A ............................................... 39,000 343
Liquidity Services, Inc. (a) ................................................. 19,000 576
Matrix Service Co. (a) .................................................... 38,250 448
Miller Industries, Inc. .................................................... 13,100 490
Pangaea Logistics Solutions Ltd. ............................................ 87,000 599
Park Aerospace Corp. .................................................... 24,350 520
Park-Ohio Holdings Corp. ................................................ 22,550 472
Quanex Building Products Corp. ............................................ 37,600 578
Thermon Group Holdings, Inc. (a) ........................................... 21,850 812
Titan Machinery, Inc. (a) .................................................. 37,600 566
Willdan Group, Inc. (a) ................................................... 4,317 447
11,786
Information Technology (17.0%):
ADTRAN Holdings, Inc. (a) ............................................... 67,500 587
Bel Fuse, Inc. , Class B ................................................... 5,800 984
Benchmark Electronics, Inc. ............................................... 11,600 496
Cohu, Inc. (a) .......................................................... 22,150 515
Digi International, Inc. (a) ................................................. 19,500 844
Grid Dynamics Holdings, Inc. (a) ............................................ 50,700 458
Harmonic, Inc. (a) ....................................................... 33,471 331
I3 Verticals, Inc. , Class A (a) (b) ............................................. 24,600 620
Ichor Holdings Ltd. (a) ................................................... 33,100 610
Kimball Electronics, Inc. (a) ............................................... 27,100 754
nLight, Inc. (a) ......................................................... 27,250 1,022
OneSpan, Inc. ......................................................... 31,400 403
PDF Solutions, Inc. (a) ................................................... 19,600 559
Ribbon Communications, Inc. (a) ............................................ 182,500 526
SkyWater Technology, Inc. (a) (b) ............................................ 23,847 433
Ultra Clean Holdings, Inc. (a) .............................................. 19,000 481
Veeco Instruments, Inc. (a) ................................................. 16,600 474
Vishay Precision Group, Inc. (a) ............................................. 18,200 701
10,798

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Insurance (2.0%):
American Integrity Insurance Group, Inc. (a) .................................... 27,278 $ 568
HCI Group, Inc. ........................................................ 1,060 203
Heritage Insurance Holdings, Inc. (a) ......................................... 17,600 515
1,286
Materials (4.4%):
AdvanSix, Inc. ......................................................... 32,250 558
Clearwater Paper Corp. (a) ................................................. 29,000 504
Koppers Holdings, Inc. ................................................... 20,900 566
Metallus, Inc. (a) ........................................................ 38,500 661
Ramaco Resources, Inc. , Class A (a) .......................................... 9,275 167
SunCoke Energy, Inc. .................................................... 47,500 342
2,798
Mortgage Real Estate Investment Trusts (REITs) (1.5%):
Ares Commercial Real Estate Corp. (b) ........................................ 98,000 469
Dynex Capital, Inc. (b) ................................................... 34,350 481
950
Real Estate (3.8%):
City Office REIT, Inc. .................................................... 53,400 373
Global Medical REIT, Inc. ................................................ 19,025 642
NETSTREIT Corp. (b) ................................................... 27,000 476
NexPoint Residential Trust, Inc. ............................................ 15,100 455
Plymouth Industrial REIT, Inc. ............................................. 20,150 441
2,387
Utilities (0.7%):
Unitil Corp. ........................................................... 8,771 425
Total Common Stocks (Cost $49,470)
a
a
a
62,285
Collateral for Securities Loaned (5.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 835,918 836
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 835,918 836
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 835,918 836
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 835,918 836
Total Collateral for Securities Loaned (Cost $3,344)
a
a
a
3,344
Total Investments (Cost $52,814) — 103.3% 65,629
Liabilities in excess of other assets —  (3.3)% (2,070)
NET ASSETS - 100.00% $ 63,559
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Integrity Mid-Cap Value Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (100.3%)
Communication Services (2.3%):
Cinemark Holdings, Inc. .................................................. 112,685 $ 2,619
Nexstar Media Group, Inc. , Class A .......................................... 11,400 2,315
Roku, Inc. , Class A (a) .................................................... 23,748 2,576
7,510
Consumer Discretionary (9.6%):
Brunswick Corp. ....................................................... 33,615 2,495
Caesars Entertainment, Inc. (a) .............................................. 69,000 1,614
Carnival Corp. (a) ....................................................... 85,571 2,613
Genuine Parts Co. ...................................................... 21,459 2,639
Mohawk Industries, Inc. (a) ................................................ 22,400 2,448
PulteGroup, Inc. ........................................................ 19,896 2,333
Ross Stores, Inc. ....................................................... 24,640 4,439
Signet Jewelers Ltd. ..................................................... 29,623 2,455
The Goodyear Tire & Rubber Co. (a) ......................................... 257,200 2,253
TopBuild Corp. (a) ...................................................... 6,704 2,797
Visteon Corp. .......................................................... 23,740 2,258
Yum! Brands, Inc. ...................................................... 20,510 3,103
31,447
Consumer Staples (5.0%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 27,400 2,467
Casey's General Stores, Inc. ............................................... 5,774 3,191
Dollar Tree, Inc. (a) ...................................................... 23,125 2,845
Performance Food Group Co. (a) ............................................ 33,120 2,978
Pilgrim's Pride Corp. .................................................... 81,272 3,169
Primo Brands Corp. , Class A (b) ............................................. 110,969 1,814
16,464
Energy (6.6%):
Antero Resources Corp. (a) ................................................ 71,760 2,473
Baker Hughes Co. , Class A ................................................ 81,929 3,731
Devon Energy Corp. ..................................................... 87,775 3,215
Diamondback Energy, Inc. ................................................ 20,460 3,076
Expand Energy Corp. .................................................... 22,386 2,470
Kinder Morgan, Inc. ..................................................... 119,566 3,287
Valero Energy Corp. ..................................................... 22,180 3,611
21,863
Financials (16.1%):
Annaly Capital Management, Inc. ........................................... 85,900 1,921
Arch Capital Group Ltd. (a) ................................................ 33,285 3,193
Axis Capital Holdings Ltd. ................................................ 27,875 2,985
Everest Group Ltd. ...................................................... 8,334 2,828
Fidelity National Information Services, Inc. .................................... 37,050 2,462
Fifth Third Bancorp ..................................................... 85,096 3,983
First American Financial Corp. ............................................. 51,244 3,148
First Horizon Corp. ..................................................... 133,450 3,189
Flagstar Bank NA ....................................................... 240,500 3,028
Jefferies Financial Group, Inc. .............................................. 52,079 3,227
Lincoln National Corp. ................................................... 62,450 2,781
M&T Bank Corp. ....................................................... 21,450 4,322
Nasdaq, Inc. .......................................................... 40,200 3,905
Raymond James Financial, Inc. ............................................. 27,100 4,352
State Street Corp. ....................................................... 34,700 4,477
The Hartford Insurance Group, Inc. .......................................... 21,400 2,949
52,750
Health Care (10.1%):
Agilent Technologies, Inc. ................................................. 25,750 3,504
Charles River Laboratories International, Inc. (a) ................................. 15,907 3,173
Encompass Health Corp. .................................................. 22,965 2,437
GE HealthCare Technologies, Inc. ........................................... 40,425 3,316
Globus Medical, Inc. , Class A (a) ............................................ 42,120 3,677

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Jazz Pharmaceuticals PLC (a) .............................................. 19,250 $ 3,272
Labcorp Holdings, Inc. ................................................... 11,243 2,821
Revvity, Inc. (b) ........................................................ 27,470 2,658
STERIS PLC .......................................................... 14,936 3,787
Tenet Healthcare Corp. (a) ................................................. 9,944 1,976
United Therapeutics Corp. (a) .............................................. 5,171 2,520
33,141
Industrials (17.7%):
AMETEK, Inc. ........................................................ 20,742 4,258
Builders FirstSource, Inc. (a) ............................................... 21,000 2,161
CACI International, Inc. , Class A (a) ......................................... 4,735 2,523
Dover Corp. ........................................................... 19,333 3,775
EMCOR Group, Inc. .................................................... 2,617 1,601
Ferguson Enterprises, Inc. ................................................. 13,268 2,954
ITT, Inc. ............................................................. 14,545 2,524
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 66,372 3,470
L3Harris Technologies, Inc. ............................................... 9,400 2,760
Old Dominion Freight Line, Inc. ............................................ 12,791 2,006
Oshkosh Corp. ......................................................... 22,800 2,864
Owens Corning ........................................................ 20,300 2,272
Sensata Technologies Holding PLC .......................................... 97,880 3,258
Textron, Inc. .......................................................... 36,135 3,150
The Brink's Co. ........................................................ 24,949 2,912
The Timken Co. ........................................................ 29,125 2,450
United Airlines Holdings, Inc. (a) ............................................ 30,560 3,417
United Rentals, Inc. ..................................................... 4,083 3,304
WESCO International, Inc. ................................................ 12,030 2,943
Westinghouse Air Brake Technologies Corp. .................................... 16,128 3,442
58,044
Information Technology (10.4%):
Amdocs Ltd. .......................................................... 39,098 3,148
Corning, Inc. .......................................................... 30,250 2,649
F5, Inc. (a) ............................................................ 10,850 2,770
Flex Ltd. (a) ........................................................... 36,971 2,234
Hewlett Packard Enterprise Co. ............................................. 102,193 2,455
Jabil, Inc. ............................................................ 7,800 1,779
Keysight Technologies, Inc. (a) ............................................. 12,183 2,475
Microchip Technology, Inc. ................................................ 51,625 3,289
MKS, Inc. ............................................................ 23,875 3,815
ON Semiconductor Corp. (a) ............................................... 51,453 2,786
Qorvo, Inc. (a) ......................................................... 35,883 3,032
TD SYNNEX Corp. ..................................................... 13,464 2,023
Zebra Technologies Corp. (a) ............................................... 7,340 1,782
34,237
Materials (6.8%):
Avery Dennison Corp. ................................................... 13,981 2,543
Crown Holdings, Inc. .................................................... 27,300 2,811
Freeport-McMoRan, Inc. ................................................. 52,500 2,667
Martin Marietta Materials, Inc. ............................................. 5,590 3,481
Nucor Corp. ........................................................... 22,330 3,642
Reliance, Inc. .......................................................... 9,234 2,667
Solstice Advanced Materials, Inc. (a) ......................................... 52,155 2,534
The Mosaic Co. ........................................................ 81,376 1,960
22,305
Real Estate (8.3%):
Camden Property Trust ................................................... 26,870 2,958
Essex Property Trust, Inc. ................................................. 10,830 2,834
Federal Realty Investment Trust ............................................ 33,150 3,341
Kilroy Realty Corp. (b) ................................................... 80,350 3,003
Realty Income Corp. .................................................... 83,000 4,679
VICI Properties, Inc. , Class A .............................................. 122,600 3,447

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Weyerhaeuser Co. ...................................................... 134,000 $ 3,174
WP Carey, Inc. ......................................................... 58,700 3,778
27,214
Utilities (7.4%):
CenterPoint Energy, Inc. .................................................. 95,100 3,646
Evergy, Inc. ........................................................... 46,100 3,342
FirstEnergy Corp. ....................................................... 77,405 3,466
National Fuel Gas Co. ................................................... 22,000 1,761
Pinnacle West Capital Corp. ............................................... 32,850 2,914
Talen Energy Corp. (a) ................................................... 5,152 1,931
UGI Corp. ............................................................ 83,500 3,125
Xcel Energy, Inc. ....................................................... 58,200 4,299
24,484
Total Common Stocks (Cost $274,064)
a
a
a
329,459
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 1,047,132 1,047
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 1,047,132 1,047
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 1,047,132 1,047
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 1,047,132 1,048
Total Collateral for Securities Loaned (Cost $4,189)
a
a
a
4,189
Total Investments (Cost $278,253) — 101.6% 333,648
Liabilities in excess of other assets —  (1.6)% (5,292)
NET ASSETS - 100.00% $ 328,356
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Integrity Small-Cap Value Fund
9
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Banks (19.3%):
Ameris Bancorp ........................................................ 153,500 $ 11,401
Bank of Hawaii Corp. .................................................... 163,000 11,144
BOK Financial Corp. (a) .................................................. 85,200 10,093
Commerce Bancshares, Inc. ............................................... 185,000 9,683
CVB Financial Corp. .................................................... 567,300 10,552
First Bancorp .......................................................... 102,800 5,221
First Financial Bancorp ................................................... 322,000 8,057
First Interstate BancSystem, Inc. , Class A ...................................... 342,700 11,858
First Merchants Corp. .................................................... 292,246 10,953
Flagstar Bank NA ....................................................... 1,089,300 13,714
Glacier Bancorp, Inc. .................................................... 294,000 12,951
Hancock Whitney Corp. .................................................. 197,265 12,562
Independent Bank Corp. .................................................. 125,112 9,143
NBT Bancorp, Inc. ...................................................... 245,000 10,172
Northwest Bancshares, Inc. ................................................ 863,000 10,356
Prosperity Bancshares, Inc. ................................................ 137,000 9,468
QCR Holdings, Inc. ..................................................... 101,000 8,413
SouthState Bank Corp. ................................................... 117,600 11,067
Western Alliance Bancorp ................................................. 85,000 7,146
193,954
Capital Markets (1.5%):
Artisan Partners Asset Management, Inc. , Class A ................................ 188,000 7,659
Virtus Investment Partners, Inc. ............................................. 48,500 7,913
15,572
Communication Services (1.6%):
Cinemark Holdings, Inc. .................................................. 346,000 8,041
Nexstar Media Group, Inc. , Class A .......................................... 37,700 7,655
15,696
Consumer Discretionary (10.0%):
Brunswick Corp. ....................................................... 102,000 7,572
Marriott Vacations Worldwide Corp. ......................................... 79,000 4,558
Penn Entertainment, Inc. (b) ................................................ 308,000 4,543
Phoenix Education Partners, Inc. (a) (b) ........................................ 96,298 2,918
Sally Beauty Holdings, Inc. (b) ............................................. 560,000 7,986
Signet Jewelers Ltd. ..................................................... 101,799 8,437
Steven Madden Ltd. ..................................................... 254,300 10,589
Taylor Morrison Home Corp. , Class A (b) ...................................... 187,200 11,020
The Buckle, Inc. ........................................................ 114,000 6,090
The Goodyear Tire & Rubber Co. (b) ......................................... 1,028,000 9,005
Tri Pointe Homes, Inc. (b) ................................................. 236,000 7,427
Victoria's Secret & Co. (b) ................................................. 246,300 13,342
Visteon Corp. .......................................................... 80,820 7,686
101,173
Consumer Finance (0.8%):
Bread Financial Holdings, Inc. ............................................. 104,000 7,699
Consumer Staples (1.7%):
The Chefs' Warehouse, Inc. (b) .............................................. 162,000 10,097
United Natural Foods, Inc. (b) .............................................. 201,000 6,768
16,865
Energy (6.7%):
California Resources Corp. ................................................ 201,491 9,009
Core Natural Resources, Inc. ............................................... 107,100 9,479
DHT Holdings, Inc. ..................................................... 462,000 5,641
Gulfport Energy Corp. (b) ................................................. 36,500 7,592
Innovex International, Inc. (b) .............................................. 240,548 5,261
Murphy Oil Corp. ...................................................... 323,500 10,109
Patterson-UTI Energy, Inc. ................................................ 921,000 5,627
Scorpio Tankers, Inc. .................................................... 167,000 8,489

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Talos Energy, Inc. (b) .................................................... 608,000 $ 6,700
67,907
Financial Services (1.3%):
Essent Group Ltd. ...................................................... 207,200 13,470
Health Care (7.2%):
Azenta, Inc. (b) ......................................................... 147,000 4,889
Brookdale Senior Living, Inc. (b) ............................................ 620,000 6,690
Catalyst Pharmaceuticals, Inc. (b) ............................................ 271,000 6,325
Charles River Laboratories International, Inc. (b) ................................. 35,000 6,982
Collegium Pharmaceutical, Inc. (b) ........................................... 135,500 6,274
Envista Holdings Corp. (b) ................................................ 408,000 8,858
ICU Medical, Inc. (b) .................................................... 69,000 9,844
LivaNova PLC (b) ...................................................... 165,000 10,152
Supernus Pharmaceuticals, Inc. (b) ........................................... 158,000 7,852
Surgery Partners, Inc. (b) .................................................. 300,000 4,635
72,501
Industrials (14.8%):
ArcBest Corp. ......................................................... 88,864 6,593
Atkore, Inc. ........................................................... 148,884 9,417
BlueLinx Holdings, Inc. (b) ................................................ 94,677 5,816
Fluor Corp. (b) ......................................................... 117,500 4,656
Hub Group, Inc. , Class A ................................................. 233,500 9,949
Korn Ferry ........................................................... 127,000 8,385
Resideo Technologies, Inc. (b) .............................................. 334,000 11,730
Ryder System, Inc. ...................................................... 56,800 10,871
Sensata Technologies Holding PLC .......................................... 271,000 9,022
SkyWest, Inc. (b) ....................................................... 99,389 9,980
Terex Corp. ........................................................... 135,000 7,206
The Brink's Co. ........................................................ 84,732 9,891
The Greenbrier Cos., Inc. ................................................. 151,192 7,067
The Timken Co. ........................................................ 94,500 7,950
Titan International, Inc. (b) ................................................ 654,079 5,121
UFP Industries, Inc. ..................................................... 95,800 8,723
V2X, Inc. (b) .......................................................... 144,500 7,882
Valmont Industries, Inc. .................................................. 21,900 8,811
149,070
Information Technology (8.3%):
Belden, Inc. ........................................................... 73,000 8,508
Diodes, Inc. (b) ......................................................... 148,198 7,312
Extreme Networks, Inc. (b) ................................................ 470,100 7,827
Knowles Corp. (b) ....................................................... 411,500 8,819
Kulicke & Soffa Industries, Inc. ............................................. 172,200 7,845
Littelfuse, Inc. ......................................................... 20,126 5,090
Plexus Corp. (b) ........................................................ 54,000 7,938
Sanmina Corp. (b) ....................................................... 45,000 6,753
Synaptics, Inc. (b) ....................................................... 149,800 11,088
TTM Technologies, Inc. (b) ................................................ 78,253 5,400
Veeco Instruments, Inc. (b) ................................................ 263,000 7,517
84,097
Insurance (2.6%):
CNO Financial Group, Inc. ................................................ 219,500 9,322
RLI Corp. ............................................................ 122,000 7,806
Stewart Information Services Corp. .......................................... 128,000 8,993
26,121
Materials (5.3%):
Avient Corp. .......................................................... 215,800 6,742
Commercial Metals Co. .................................................. 172,800 11,961
Element Solutions, Inc. ................................................... 222,000 5,548
Ingevity Corp. (b) ....................................................... 163,300 9,664
Olin Corp. ............................................................ 266,020 5,541

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ryerson Holding Corp. ................................................... 254,147 $ 6,394
Solstice Advanced Materials, Inc. (b) ......................................... 160,000 7,773
53,623
Mortgage Real Estate Investment Trusts (REITs) (2.2%):
AGNC Investment Corp. (a) ............................................... 508,000 5,446
Dynex Capital, Inc. (a) ................................................... 615,000 8,616
Ladder Capital Corp. , Class A .............................................. 742,000 8,154
22,216
Real Estate (11.4%):
Broadstone Net Lease, Inc. , Class A .......................................... 584,000 10,144
CareTrust REIT, Inc. .................................................... 274,500 9,926
Curbline Properties Corp. ................................................. 440,000 10,212
Cushman & Wakefield Ltd. (b) .............................................. 805,000 13,033
DiamondRock Hospitality Co. .............................................. 560,000 5,018
Douglas Emmett, Inc. .................................................... 660,000 7,253
Easterly Government Properties, Inc. , Class A .................................. 292,500 6,198
Essential Properties Realty Trust, Inc. ........................................ 359,800 10,672
LXP Industrial Trust ..................................................... 201,000 9,966
Sabra Health Care REIT, Inc. .............................................. 414,000 7,841
Sila Realty Trust, Inc. (a) .................................................. 322,900 7,527
STAG Industrial, Inc. .................................................... 126,300 4,643
Summit Hotel Properties, Inc. .............................................. 965,500 4,702
Veris Residential, Inc. .................................................... 504,000 7,499
114,634
Utilities (4.3%):
National Fuel Gas Co. ................................................... 65,700 5,260
Northwestern Energy Group, Inc. ........................................... 158,250 10,214
ONE Gas, Inc. ......................................................... 117,000 9,038
Portland General Electric Co. .............................................. 193,700 9,296
Southwest Gas Holdings, Inc. .............................................. 120,200 9,618
43,426
Total Common Stocks (Cost $875,863)
a
a
a
998,024
Exchange-Traded Funds (0.9%)
iShares Russell 2000 Value ETF (a) .......................................... 47,850 8,671
Total Exchange-Traded Funds (Cost $8,024)
a
a
a
8,671
Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 4,260,946 4,261
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 4,260,946 4,261
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 4,260,946 4,261
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 4,260,946 4,261
Total Collateral for Securities Loaned (Cost $17,044)
a
a
a
17,044
Total Investments (Cost $900,931) — 101.6% 1,023,739
Liabilities in excess of other assets —  (1.6)% (15,967)
NET ASSETS - 100.00% $ 1,007,772
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on December 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (2.5%):
Cinemark Holdings, Inc. .................................................. 109,804 $ 2,552
Nexstar Media Group, Inc. , Class A .......................................... 13,615 2,765
Roku, Inc. , Class A (a) .................................................... 24,778 2,688
8,005
Consumer Discretionary (10.9%):
ADT, Inc. ............................................................ 319,608 2,579
Brunswick Corp. ....................................................... 30,310 2,250
Caesars Entertainment, Inc. (a) .............................................. 77,259 1,807
Marriott Vacations Worldwide Corp. ......................................... 25,803 1,489
Mohawk Industries, Inc. (a) ................................................ 22,080 2,413
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 114,300 2,551
Sally Beauty Holdings, Inc. (a) .............................................. 160,000 2,282
Signet Jewelers Ltd. ..................................................... 28,939 2,398
Steven Madden Ltd. ..................................................... 75,000 3,123
Taylor Morrison Home Corp. , Class A (a) ...................................... 45,962 2,706
The Goodyear Tire & Rubber Co. (a) ......................................... 303,516 2,659
TopBuild Corp. (a) ...................................................... 6,242 2,604
Victoria's Secret & Co. (a) ................................................. 71,495 3,873
Visteon Corp. .......................................................... 23,596 2,244
34,978
Consumer Staples (3.8%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 25,311 2,279
Casey's General Stores, Inc. ............................................... 6,085 3,363
Dollar Tree, Inc. (a) ...................................................... 15,685 1,929
Performance Food Group Co. (a) ............................................ 31,576 2,839
Post Holdings, Inc. (a) .................................................... 19,783 1,960
12,370
Energy (4.6%):
Antero Resources Corp. (a) ................................................ 67,400 2,323
Cactus, Inc. , Class A ..................................................... 32,000 1,462
Core Natural Resources, Inc. ............................................... 21,900 1,938
DHT Holdings, Inc. ..................................................... 135,500 1,654
Murphy Oil Corp. ...................................................... 88,360 2,761
Permian Resources Corp. , Class A ........................................... 137,158 1,924
Scorpio Tankers, Inc. .................................................... 52,734 2,681
14,743
Financials (21.3%):
AGNC Investment Corp. (b) ............................................... 268,350 2,877
Annaly Capital Management, Inc. ........................................... 137,787 3,081
Artisan Partners Asset Management, Inc. , Class A ................................ 59,006 2,404
Assurant, Inc. ......................................................... 11,079 2,668
Bread Financial Holdings, Inc. ............................................. 29,000 2,147
Commerce Bancshares, Inc. ............................................... 67,600 3,538
Essent Group Ltd. ...................................................... 49,000 3,186
Everest Group Ltd. ...................................................... 10,125 3,436
First American Financial Corp. ............................................. 42,751 2,627
First Horizon Corp. ..................................................... 138,000 3,298
First Interstate BancSystem, Inc. , Class A ...................................... 84,875 2,937
Flagstar Bank NA ....................................................... 303,750 3,824
Glacier Bancorp, Inc. .................................................... 73,400 3,233
Globe Life, Inc. ........................................................ 17,721 2,478
Independent Bank Corp. .................................................. 31,027 2,267
Jefferies Financial Group, Inc. .............................................. 60,250 3,734
Lincoln National Corp. ................................................... 61,400 2,734
Prosperity Bancshares, Inc. ................................................ 47,830 3,306
RLI Corp. ............................................................ 40,900 2,617
SouthState Bank Corp. ................................................... 38,000 3,576
Unum Group .......................................................... 37,500 2,906
Virtus Investment Partners, Inc. ............................................. 14,025 2,288

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Western Alliance Bancorp ................................................. 40,826 $ 3,432
68,594
Health Care (8.3%):
Charles River Laboratories International, Inc. (a) ................................. 15,340 3,060
Encompass Health Corp. .................................................. 20,724 2,200
Envista Holdings Corp. (a) ................................................. 121,000 2,627
Globus Medical, Inc. , Class A (a) ............................................ 47,924 4,184
Jazz Pharmaceuticals PLC (a) .............................................. 17,600 2,992
LivaNova PLC (a) ....................................................... 48,848 3,006
Revvity, Inc. (b) ........................................................ 26,200 2,535
Tenet Healthcare Corp. (a) ................................................. 13,694 2,721
United Therapeutics Corp. (a) .............................................. 6,857 3,341
26,666
Industrials (18.4%):
Builders FirstSource, Inc. (a) ............................................... 20,350 2,094
C.H. Robinson Worldwide, Inc. ............................................. 26,327 4,232
CACI International, Inc. , Class A (a) ......................................... 5,097 2,716
EMCOR Group, Inc. .................................................... 2,053 1,256
ITT, Inc. ............................................................. 18,533 3,216
Kirby Corp. (a) ......................................................... 26,830 2,956
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 57,370 2,999
Korn Ferry ........................................................... 35,319 2,332
Oshkosh Corp. ......................................................... 24,465 3,074
Owens Corning ........................................................ 23,400 2,619
Pentair PLC ........................................................... 22,100 2,301
Ryder System, Inc. ...................................................... 16,156 3,092
Sensata Technologies Holding PLC .......................................... 97,500 3,246
SkyWest, Inc. (a) ........................................................ 24,896 2,500
Terex Corp. ........................................................... 46,546 2,485
Textron, Inc. .......................................................... 50,250 4,380
The Brink's Co. ........................................................ 24,565 2,867
The Timken Co. ........................................................ 39,326 3,308
Valmont Industries, Inc. .................................................. 10,575 4,255
WESCO International, Inc. ................................................ 13,775 3,370
59,298
Information Technology (9.0%):
Amdocs Ltd. .......................................................... 42,286 3,404
Belden, Inc. ........................................................... 23,200 2,704
F5, Inc. (a) ............................................................ 12,500 3,191
Flex Ltd. (a) ........................................................... 52,126 3,149
Jabil, Inc. ............................................................ 8,250 1,881
Littelfuse, Inc. ......................................................... 6,393 1,617
MKS, Inc. ............................................................ 25,650 4,099
Qorvo, Inc. (a) ......................................................... 37,500 3,169
Synaptics, Inc. (a) ....................................................... 44,118 3,266
TD SYNNEX Corp. ..................................................... 15,735 2,364
28,844
Materials (7.6%):
Avery Dennison Corp. ................................................... 18,232 3,316
Avient Corp. .......................................................... 62,650 1,957
Commercial Metals Co. .................................................. 54,950 3,804
Crown Holdings, Inc. .................................................... 29,100 2,996
Element Solutions, Inc. ................................................... 105,300 2,632
Ingevity Corp. (a) ....................................................... 51,653 3,057
Reliance, Inc. .......................................................... 7,755 2,240
Solstice Advanced Materials, Inc. (a) ......................................... 50,991 2,477
The Mosaic Co. ........................................................ 87,648 2,111
24,590
Real Estate (8.9%):
Camden Property Trust ................................................... 34,000 3,743
Cushman & Wakefield Ltd. (a) .............................................. 263,000 4,258

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Federal Realty Investment Trust ............................................ 35,300 $ 3,558
First Industrial Realty Trust, Inc. ............................................ 73,700 4,221
Gaming and Leisure Properties, Inc. ......................................... 78,710 3,517
Highwoods Properties, Inc. ................................................ 95,000 2,453
Kilroy Realty Corp. ..................................................... 81,822 3,058
WP Carey, Inc. ......................................................... 56,940 3,665
28,473
Utilities (4.0%):
Evergy, Inc. ........................................................... 37,992 2,754
National Fuel Gas Co. ................................................... 28,509 2,283
Pinnacle West Capital Corp. ............................................... 26,239 2,327
Talen Energy Corp. (a) ................................................... 5,350 2,005
UGI Corp. ............................................................ 89,940 3,367
12,736
Total Common Stocks (Cost $264,471)
a
a
a
319,297
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 1,026,874 1,026
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 1,026,874 1,027
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 1,026,874 1,027
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 1,026,874 1,027
Total Collateral for Securities Loaned (Cost $4,107)
a
a
a
4,107
Total Investments (Cost $268,578) — 100.6% 323,404
Liabilities in excess of other assets —  (0.6)% (1,881)
NET ASSETS - 100.00% $ 321,523
At December 31, 2025, the Fund's investments in foreign securities were 6.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Multi-Cap Fund
15
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.9%)
Communication Services (9.9%):
Alphabet, Inc. , Class A ................................................... 93,560 $ 29,284
Meta Platforms, Inc. , Class A .............................................. 18,800 12,410
Millicom International Cellular SA (a) ........................................ 35,700 1,979
Netflix, Inc. (a) ......................................................... 33,000 3,094
The Walt Disney Co. .................................................... 46,200 5,256
52,023
Communications Equipment (1.2%):
Arista Networks, Inc. (a) .................................................. 20,700 2,713
F5, Inc. (a) ............................................................ 8,000 2,042
Motorola Solutions, Inc. .................................................. 4,600 1,763
6,518
Consumer Discretionary (9.4%):
Amazon.com, Inc. (a) .................................................... 79,600 18,373
Aptiv PLC (a) .......................................................... 10,200 776
eBay, Inc. ............................................................ 31,300 2,726
Expedia Group, Inc. ..................................................... 38,700 10,964
General Motors Co. ..................................................... 35,900 2,919
Ralph Lauren Corp. , Class A ............................................... 19,300 6,825
Royal Caribbean Cruises Ltd. .............................................. 15,000 4,184
Tapestry, Inc. .......................................................... 4,600 588
Ulta Beauty, Inc. (a) ..................................................... 2,800 1,694
49,049
Consumer Staples (3.1%):
Casey's General Stores, Inc. ............................................... 9,600 5,306
Dollar General Corp. .................................................... 28,400 3,771
Monster Beverage Corp. (a) ................................................ 1,400 107
PepsiCo, Inc. .......................................................... 25,200 3,617
Philip Morris International, Inc. ............................................. 13,600 2,181
The Kroger Co. ........................................................ 15,800 987
15,969
Electronic Equipment, Instruments & Components (2.8%):
Amphenol Corp. , Class A ................................................. 50,300 6,797
Fabrinet (a) ............................................................ 9,200 4,189
Jabil, Inc. ............................................................ 16,000 3,648
14,634
Energy (4.2%):
Archrock, Inc. ......................................................... 11,500 299
Baker Hughes Co. , Class A ................................................ 74,500 3,393
EOG Resources, Inc. .................................................... 20,000 2,100
Exxon Mobil Corp. ..................................................... 41,800 5,030
HF Sinclair Corp. ....................................................... 63,000 2,903
Marathon Petroleum Corp. ................................................ 12,400 2,017
Phillips 66 Co. ......................................................... 18,200 2,348
TechnipFMC PLC ...................................................... 82,400 3,672
21,762
Financials (13.3%):
Affiliated Managers Group, Inc. ............................................ 32,400 9,340
Ameriprise Financial, Inc. ................................................. 8,300 4,070
Assurant, Inc. ......................................................... 18,100 4,359
FirstCash Holdings, Inc. .................................................. 36,400 5,801
Globe Life, Inc. ........................................................ 5,400 755
Interactive Brokers Group, Inc. , Class A ....................................... 81,900 5,267
JPMorgan Chase & Co. .................................................. 28,800 9,280
Raymond James Financial, Inc. ............................................. 29,900 4,802
The Bank of New York Mellon Corp. ......................................... 68,900 7,999
The Goldman Sachs Group, Inc. ............................................ 4,500 3,956
The Progressive Corp. ................................................... 5,800 1,321
Visa, Inc. , Class A ...................................................... 15,900 5,576

Victory Portfolios
Victory Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Wells Fargo & Co. ...................................................... 76,000 $ 7,083
69,609
Health Care (12.5%):
AstraZeneca PLC , ADR .................................................. 62,100 5,709
BrightSpring Health Services, Inc. (a) ......................................... 217,800 8,157
Cencora, Inc. .......................................................... 15,900 5,370
Eli Lilly & Co. ......................................................... 12,100 13,004
Halozyme Therapeutics, Inc. (a) ............................................. 96,300 6,481
HCA Healthcare, Inc. .................................................... 15,900 7,423
McKesson Corp. ....................................................... 6,900 5,660
Novartis AG , ADR ...................................................... 40,900 5,639
ResMed, Inc. .......................................................... 1,300 313
The Ensign Group, Inc. ................................................... 20,800 3,623
Universal Health Services, Inc. , Class B ....................................... 17,900 3,902
65,281
Industrials (6.1%):
Allegion PLC ......................................................... 6,600 1,051
Caterpillar, Inc. ........................................................ 5,300 3,036
Comfort Systems USA, Inc. ............................................... 4,000 3,733
EMCOR Group, Inc. .................................................... 4,800 2,937
ExlService Holdings, Inc. (a) ............................................... 50,200 2,131
Federal Signal Corp. ..................................................... 44,200 4,800
Mueller Industries, Inc. ................................................... 15,900 1,825
Nextpower, Inc. , Class A (a) ................................................ 28,700 2,500
Quanta Services, Inc. .................................................... 1,400 591
Trane Technologies PLC .................................................. 14,800 5,760
Uber Technologies, Inc. (a) ................................................ 27,600 2,255
United Rentals, Inc. ..................................................... 1,700 1,376
31,995
Materials (2.4%):
Coeur Mining, Inc. (a) .................................................... 177,500 3,165
CRH PLC ............................................................ 5,700 711
NewMarket Corp. ...................................................... 2,200 1,512
Newmont Corp. ........................................................ 36,000 3,595
Royal Gold, Inc. ........................................................ 15,000 3,334
12,317
Real Estate (1.2%):
CBRE Group, Inc. , Class A (a) .............................................. 19,400 3,119
Simon Property Group, Inc. ............................................... 13,000 2,407
VICI Properties, Inc. , Class A .............................................. 32,900 925
6,451
Semiconductors & Semiconductor Equipment (14.5%):
Applied Materials, Inc. ................................................... 1,300 334
Broadcom, Inc. ........................................................ 44,200 15,298
Cirrus Logic, Inc. (a) ..................................................... 500 59
Credo Technology Group Holding Ltd. (a) ..................................... 12,000 1,727
KLA Corp. ........................................................... 8,200 9,964
NVIDIA Corp. ......................................................... 220,200 41,067
Rambus, Inc. (a) ........................................................ 9,100 836
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 21,800 6,625
75,910
Software (7.8%):
Autodesk, Inc. (a) ....................................................... 14,500 4,292
Gen Digital, Inc. ....................................................... 23,800 647
Microsoft Corp. ........................................................ 64,160 31,029
Palantir Technologies, Inc. , Class A (a) ........................................ 26,900 4,782
40,750
Technology Hardware, Storage & Peripherals (8.6%):
Apple, Inc. ........................................................... 154,080 41,888
Pure Storage, Inc. , Class A (a) .............................................. 1,900 127

Victory Portfolios
Victory Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 9,900 $ 2,727
44,742
Utilities (0.9%):
National Fuel Gas Co. ................................................... 21,600 1,729
NRG Energy, Inc. ....................................................... 13,400 2,134
Vistra Corp. ........................................................... 6,300 1,017
4,880
Total Common Stocks (Cost $295,659)
a
a
a
511,890
Exchange-Traded Funds (1.9%)
State Street Real Estate Select Sector SPDR ETF (b) .............................. 246,200 9,935
Total Exchange-Traded Funds (Cost $10,094)
a
a
a
9,935
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 463,840 463
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 463,840 464
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 463,840 464
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 463,840 464
Total Collateral for Securities Loaned (Cost $1,855)
a
a
a
1,855
Total Investments (Cost $307,608) — 100.2% 523,680
Liabilities in excess of other assets —  (0.2)% (1,125)
NET ASSETS - 100.00% $ 522,555
At December 31, 2025, the Fund's investments in foreign securities were 6.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory S&P 500 Index Fund
18
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Communication Services (10.5%):
Alphabet, Inc. , Class A ................................................... 27,398 $ 8,576
Alphabet, Inc. , Class C ................................................... 21,898 6,872
AT&T, Inc. ........................................................... 33,386 829
Charter Communications, Inc. , Class A (a) (b) ................................... 414 86
Comcast Corp. , Class A .................................................. 17,115 512
Electronic Arts, Inc. ..................................................... 1,057 216
Fox Corp. , Class A ...................................................... 981 72
Fox Corp. , Class B ...................................................... 698 45
Live Nation Entertainment, Inc. (a) ........................................... 743 106
Match Group, Inc. ...................................................... 1,111 36
Meta Platforms, Inc. , Class A .............................................. 10,256 6,770
Netflix, Inc. (a) ......................................................... 19,954 1,871
News Corp. , Class A ..................................................... 1,762 46
News Corp. , Class B (b) .................................................. 580 17
Omnicom Group, Inc. .................................................... 1,502 121
Paramount Skydance Corp. , Class B (b) ....................................... 1,461 20
Take-Two Interactive Software, Inc. (a) ........................................ 818 209
The Trade Desk, Inc. , Class A (a) ............................................ 2,073 79
The Walt Disney Co. .................................................... 8,407 956
TKO Group Holdings, Inc. , Class A .......................................... 312 65
T-Mobile US, Inc. ...................................................... 2,265 460
Verizon Communications, Inc. .............................................. 19,856 809
Warner Bros Discovery, Inc. (a) ............................................. 11,669 336
29,109
Communications Equipment (0.9%):
Arista Networks, Inc. (a) .................................................. 4,863 637
Cisco Systems, Inc. ..................................................... 18,558 1,430
F5, Inc. (a) ............................................................ 272 69
Motorola Solutions, Inc. .................................................. 784 301
2,437
Consumer Discretionary (10.3%):
Airbnb, Inc. , Class A (a) .................................................. 2,003 272
Amazon.com, Inc. (a) .................................................... 45,811 10,574
Aptiv PLC (a) .......................................................... 1,017 77
AutoZone, Inc. (a) ....................................................... 78 265
Best Buy Co., Inc. ...................................................... 920 62
Booking Holdings, Inc. ................................................... 152 814
Carnival Corp. (a) ....................................................... 5,113 156
Carvana Co. , Class A (a) .................................................. 661 279
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 6,227 230
D.R. Horton, Inc. ....................................................... 1,290 186
Darden Restaurants, Inc. .................................................. 548 101
Deckers Outdoor Corp. (a) ................................................. 686 71
Domino's Pizza, Inc. ..................................................... 146 61
DoorDash, Inc. , Class A (a) ................................................ 1,760 399
eBay, Inc. ............................................................ 2,129 185
Expedia Group, Inc. ..................................................... 551 156
Ford Motor Co. ........................................................ 18,430 242
Garmin Ltd. ........................................................... 770 156
General Motors Co. ..................................................... 4,393 357
Genuine Parts Co. ...................................................... 655 81
Hasbro, Inc. ........................................................... 627 51
Hilton Worldwide Holdings, Inc. ............................................ 1,095 315
Las Vegas Sands Corp. ................................................... 1,433 93
Lennar Corp. , Class A .................................................... 1,016 104
Lowe's Cos., Inc. ....................................................... 2,641 637
Lululemon Athletica, Inc. (a) ............................................... 508 106
Marriott International, Inc. , Class A .......................................... 1,049 325
McDonald's Corp. ...................................................... 3,354 1,025
MGM Resorts International (a) .............................................. 965 35

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
NIKE, Inc. , Class B ..................................................... 5,601 $ 357
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,142 48
NVR, Inc. (a) .......................................................... 13 95
O'Reilly Automotive, Inc. (a) ............................................... 3,975 363
Pool Corp. ............................................................ 154 35
PulteGroup, Inc. ........................................................ 918 108
Ralph Lauren Corp. , Class A ............................................... 182 64
Ross Stores, Inc. ....................................................... 1,532 276
Royal Caribbean Cruises Ltd. .............................................. 1,194 333
Starbucks Corp. ........................................................ 5,354 451
Tapestry, Inc. .......................................................... 964 123
Tesla, Inc. (a) .......................................................... 13,233 5,951
The Home Depot, Inc. ................................................... 4,687 1,613
The TJX Cos., Inc. ...................................................... 5,241 805
Tractor Supply Co. ...................................................... 2,488 124
Ulta Beauty, Inc. (a) ..................................................... 211 128
Williams-Sonoma, Inc. ................................................... 573 102
Wynn Resorts Ltd. ...................................................... 397 48
Yum! Brands, Inc. ...................................................... 1,307 198
28,637
Consumer Staples (4.7%):
Altria Group, Inc. ....................................................... 7,905 456
Archer-Daniels-Midland Co. ............................................... 2,263 130
Brown-Forman Corp. , Class B ............................................. 828 22
Bunge Global SA ....................................................... 637 57
Church & Dwight Co., Inc. ................................................ 1,131 95
Colgate-Palmolive Co. ................................................... 3,796 300
Conagra Brands, Inc. .................................................... 2,251 39
Constellation Brands, Inc. , Class A .......................................... 664 92
Costco Wholesale Corp. .................................................. 2,087 1,800
Dollar General Corp. .................................................... 1,036 138
Dollar Tree, Inc. (a) ...................................................... 893 110
General Mills, Inc. ...................................................... 2,512 117
Hormel Foods Corp. ..................................................... 1,371 32
Kenvue, Inc. .......................................................... 9,021 156
Keurig Dr. Pepper, Inc. ................................................... 6,397 179
Kimberly-Clark Corp. .................................................... 1,563 158
Lamb Weston Holdings, Inc. ............................................... 656 27
McCormick & Co., Inc. .................................................. 1,192 81
Molson Coors Beverage Co. , Class B ......................................... 797 37
Mondelez International, Inc. , Class A ......................................... 6,077 327
Monster Beverage Corp. (a) ................................................ 3,359 257
PepsiCo, Inc. .......................................................... 6,439 924
Philip Morris International, Inc. ............................................. 7,331 1,176
Sysco Corp. ........................................................... 2,255 166
Target Corp. .......................................................... 2,140 209
The Campbell's Company (b) ............................................... 924 26
The Clorox Co. ........................................................ 574 58
The Coca-Cola Co. ...................................................... 18,231 1,274
The Estee Lauder Cos., Inc. , Class A ......................................... 1,157 121
The Hershey Co. ....................................................... 698 127
The J.M. Smucker Co. ................................................... 502 49
The Kraft Heinz Co. ..................................................... 4,012 97
The Kroger Co. ........................................................ 2,871 179
The Procter & Gamble Co. ................................................ 11,004 1,577
Tyson Foods, Inc. , Class A ................................................ 1,333 78
Walmart, Inc. .......................................................... 20,650 2,301
12,972
Electronic Equipment, Instruments & Components (0.7%):
Amphenol Corp. , Class A ................................................. 5,764 779
CDW Corp. ........................................................... 613 83
Corning, Inc. .......................................................... 3,674 322

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Jabil, Inc. ............................................................ 503 $ 115
Keysight Technologies, Inc. (a) ............................................. 809 164
TE Connectivity PLC .................................................... 1,385 315
Teledyne Technologies, Inc. (a) ............................................. 221 113
Zebra Technologies Corp. (a) ............................................... 238 58
1,949
Energy (2.8%):
APA Corp. ............................................................ 1,669 41
Baker Hughes Co. , Class A ................................................ 4,647 212
Chevron Corp. ......................................................... 8,913 1,358
ConocoPhillips Co. ..................................................... 5,819 545
Coterra Energy, Inc. ..................................................... 3,585 94
Devon Energy Corp. ..................................................... 2,954 108
Diamondback Energy, Inc. ................................................ 877 132
EOG Resources, Inc. .................................................... 2,555 268
EQT Corp. ............................................................ 2,939 158
Expand Energy Corp. .................................................... 1,121 124
Exxon Mobil Corp. ..................................................... 19,859 2,390
Halliburton Co. ........................................................ 3,963 112
Kinder Morgan, Inc. ..................................................... 9,220 253
Marathon Petroleum Corp. ................................................ 1,416 230
Occidental Petroleum Corp. ............................................... 3,386 139
ONEOK, Inc. .......................................................... 2,963 218
Phillips 66 Co. ......................................................... 1,897 245
SLB Ltd. ............................................................. 7,035 270
Targa Resources Corp. ................................................... 1,011 186
Texas Pacific Land Corp. ................................................. 273 78
The Williams Cos., Inc. .................................................. 5,751 346
Valero Energy Corp. ..................................................... 1,436 234
7,741
Financials (13.3%):
Aflac, Inc. ............................................................ 2,221 245
American Express Co. ................................................... 2,530 936
American International Group, Inc. .......................................... 2,541 217
Ameriprise Financial, Inc. ................................................. 438 215
Aon PLC , Class A ...................................................... 1,012 357
Apollo Global Management, Inc. ............................................ 2,187 317
Arch Capital Group Ltd. (a) ................................................ 1,700 163
Ares Management Corp. , Class A ........................................... 970 157
Arthur J. Gallagher & Co. ................................................. 1,209 313
Assurant, Inc. ......................................................... 236 57
Bank of America Corp. ................................................... 31,638 1,740
Berkshire Hathaway, Inc. , Class B (a) ......................................... 8,635 4,340
BlackRock, Inc. ........................................................ 679 727
Blackstone, Inc. ........................................................ 3,478 536
Block, Inc. , Class A (a) ................................................... 2,579 168
Brown & Brown, Inc. .................................................... 1,382 110
Capital One Financial Corp. ............................................... 2,994 726
Cboe Global Markets, Inc. ................................................ 493 124
Chubb Ltd. ........................................................... 1,724 538
Cincinnati Financial Corp. ................................................ 735 120
Citigroup, Inc. ......................................................... 8,426 983
Citizens Financial Group, Inc. .............................................. 2,022 118
CME Group, Inc. , Class A ................................................. 1,698 464
Coinbase Global, Inc. , Class A (a) ........................................... 1,074 243
Corpay, Inc. (a) ......................................................... 329 99
Erie Indemnity Co. , Class A ............................................... 120 34
Everest Group Ltd. ...................................................... 198 67
FactSet Research Systems, Inc. ............................................. 176 51
Fidelity National Information Services, Inc. .................................... 2,439 162
Fifth Third Bancorp ..................................................... 3,112 146
Fiserv, Inc. (a) .......................................................... 2,533 170

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Franklin Resources, Inc. .................................................. 1,446 $ 35
Global Payments, Inc. .................................................... 1,115 86
Globe Life, Inc. ........................................................ 375 52
Huntington Bancshares, Inc. ............................................... 7,401 128
Interactive Brokers Group, Inc. , Class A ....................................... 2,097 135
Intercontinental Exchange, Inc. ............................................. 2,685 435
Invesco Ltd. ........................................................... 2,095 55
Jack Henry & Associates, Inc. .............................................. 341 62
JPMorgan Chase & Co. .................................................. 12,820 4,131
KeyCorp ............................................................. 4,373 90
KKR & Co., Inc. ....................................................... 3,232 412
Loews Corp. .......................................................... 798 84
M&T Bank Corp. ....................................................... 724 146
Marsh & McLennan Cos., Inc. ............................................. 2,307 428
Mastercard, Inc. , Class A ................................................. 3,861 2,204
MetLife, Inc. .......................................................... 2,606 206
Moody's Corp. ......................................................... 723 369
Morgan Stanley ........................................................ 5,688 1,010
MSCI, Inc. , Class A ..................................................... 354 203
Nasdaq, Inc. .......................................................... 2,124 206
Northern Trust Corp. .................................................... 891 122
PayPal Holdings, Inc. .................................................... 4,406 257
Principal Financial Group, Inc. ............................................. 941 83
Prudential Financial, Inc. ................................................. 1,648 186
Raymond James Financial, Inc. ............................................. 830 133
Regions Financial Corp. .................................................. 4,129 112
Robinhood Markets, Inc. , Class A (a) ......................................... 3,703 419
S&P Global, Inc. ....................................................... 1,460 763
State Street Corp. ....................................................... 1,315 170
Synchrony Financial ..................................................... 1,696 142
T. Rowe Price Group, Inc. ................................................. 1,028 105
The Allstate Corp. ...................................................... 1,232 256
The Bank of New York Mellon Corp. ......................................... 3,284 381
The Charles Schwab Corp. ................................................ 7,866 786
The Goldman Sachs Group, Inc. ............................................ 1,412 1,241
The Hartford Insurance Group, Inc. .......................................... 1,312 181
The PNC Financial Services Group, Inc. ...................................... 1,847 386
The Progressive Corp. ................................................... 2,761 629
The Travelers Cos., Inc. .................................................. 1,050 305
Truist Financial Corp. .................................................... 6,024 296
U.S. Bancorp .......................................................... 7,320 391
Visa, Inc. , Class A ...................................................... 7,947 2,787
W.R. Berkley Corp. ..................................................... 1,413 99
Wells Fargo & Co. ...................................................... 14,783 1,378
Willis Towers Watson PLC ................................................ 451 148
36,876
Health Care (9.5%):
Abbott Laboratories ..................................................... 8,189 1,026
AbbVie, Inc. .......................................................... 8,323 1,902
Agilent Technologies, Inc. ................................................. 1,335 182
Align Technology, Inc. (a) ................................................. 314 49
Amgen, Inc. ........................................................... 2,536 830
Baxter International, Inc. ................................................. 2,419 46
Becton Dickinson & Co. .................................................. 1,350 262
Biogen, Inc. (a) ......................................................... 691 122
Bio-Techne Corp. ....................................................... 733 43
Boston Scientific Corp. (a) ................................................. 6,981 666
Bristol-Myers Squibb Co. ................................................. 9,587 517
Cardinal Health, Inc. .................................................... 1,119 230
Cencora, Inc. .......................................................... 913 308
Centene Corp. (a) ....................................................... 2,198 90
Charles River Laboratories International, Inc. (a) ................................. 232 46
CVS Health Corp. ...................................................... 5,978 474

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Danaher Corp. ......................................................... 2,960 $ 678
DaVita, Inc. (a) ......................................................... 166 19
Dexcom, Inc. (a) ........................................................ 1,836 122
Edwards Lifesciences Corp. (a) ............................................. 2,733 233
Elevance Health, Inc. .................................................... 1,047 367
Eli Lilly & Co. ......................................................... 3,740 4,019
GE HealthCare Technologies, Inc. ........................................... 2,145 176
Gilead Sciences, Inc. .................................................... 5,843 717
HCA Healthcare, Inc. .................................................... 752 351
Henry Schein, Inc. (a) .................................................... 471 36
Hologic, Inc. (a) ........................................................ 1,048 78
Humana, Inc. .......................................................... 566 145
IDEXX Laboratories, Inc. (a) ............................................... 376 254
Incyte Corp. (a) ......................................................... 776 77
Insulet Corp. (a) ........................................................ 331 94
Intuitive Surgical, Inc. (a) ................................................. 1,669 945
IQVIA Holdings, Inc. (a) .................................................. 802 181
Johnson & Johnson ..................................................... 11,346 2,348
Labcorp Holdings, Inc. ................................................... 390 98
McKesson Corp. ....................................................... 581 477
Medtronic PLC ........................................................ 6,040 580
Merck & Co., Inc. ...................................................... 11,688 1,230
Mettler-Toledo International, Inc. (a) ......................................... 96 134
Moderna, Inc. (a) ....................................................... 1,636 48
Molina Healthcare, Inc. (a) ................................................ 242 42
Pfizer, Inc. ............................................................ 26,775 667
Quest Diagnostics, Inc. ................................................... 524 91
Regeneron Pharmaceuticals, Inc. ............................................ 475 367
ResMed, Inc. .......................................................... 687 165
Revvity, Inc. .......................................................... 534 52
Solventum Corp. (a) ..................................................... 694 55
STERIS PLC .......................................................... 462 117
Stryker Corp. .......................................................... 1,621 570
The Cigna Group ....................................................... 1,258 346
The Cooper Cos., Inc. (a) .................................................. 936 77
Thermo Fisher Scientific, Inc. .............................................. 1,769 1,025
UnitedHealth Group, Inc. ................................................. 4,266 1,408
Universal Health Services, Inc. , Class B ....................................... 260 57
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,195 542
Viatris, Inc. ........................................................... 5,422 67
Waters Corp. (a) ........................................................ 280 106
West Pharmaceutical Services, Inc. .......................................... 339 93
Zimmer Biomet Holdings, Inc. ............................................. 933 84
Zoetis, Inc. , Class A ..................................................... 2,075 261
26,392
Industrials (8.1%):
3M Co. .............................................................. 2,502 401
A.O. Smith Corp. ....................................................... 533 36
Allegion PLC ......................................................... 405 64
AMETEK, Inc. ........................................................ 1,084 223
Automatic Data Processing, Inc. ............................................ 1,905 490
Axon Enterprise, Inc. (a) .................................................. 372 211
Broadridge Financial Solutions, Inc. ......................................... 550 123
Builders FirstSource, Inc. (a) ............................................... 520 53
C.H. Robinson Worldwide, Inc. ............................................. 556 89
Carrier Global Corp. ..................................................... 3,728 197
Caterpillar, Inc. ........................................................ 2,204 1,263
Cintas Corp. .......................................................... 1,609 303
Comfort Systems USA, Inc. ............................................... 165 154
Copart, Inc. (a) ......................................................... 4,193 164
CSX Corp. ............................................................ 8,769 318
Cummins, Inc. ......................................................... 650 332
Dayforce, Inc. (a) ....................................................... 753 52

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Deere & Co. .......................................................... 1,184 $ 551
Delta Air Lines, Inc. ..................................................... 3,054 212
Dover Corp. ........................................................... 646 126
Eaton Corp. PLC ....................................................... 1,829 583
EMCOR Group, Inc. .................................................... 211 129
Emerson Electric Co. .................................................... 2,646 351
Equifax, Inc. .......................................................... 576 125
Expeditors International of Washington, Inc. .................................... 631 94
Fastenal Co. ........................................................... 5,406 217
FedEx Corp. .......................................................... 1,022 295
Fortive Corp. .......................................................... 1,496 83
GE Vernova, Inc. ....................................................... 1,278 835
Generac Holdings, Inc. (a) ................................................. 276 38
General Dynamics Corp. .................................................. 1,194 402
General Electric Co. ..................................................... 4,967 1,530
Honeywell International, Inc. .............................................. 2,990 583
Howmet Aerospace, Inc. .................................................. 1,893 388
Hubbell, Inc. , Class B .................................................... 250 111
Huntington Ingalls Industries, Inc. ........................................... 185 63
IDEX Corp. ........................................................... 352 63
Illinois Tool Works, Inc. .................................................. 1,243 306
Ingersoll Rand, Inc. ..................................................... 1,693 134
J.B. Hunt Transport Services, Inc. ........................................... 354 69
Jacobs Solutions, Inc. .................................................... 563 75
Johnson Controls International PLC .......................................... 2,878 345
L3Harris Technologies, Inc. ............................................... 881 259
Leidos Holdings, Inc. .................................................... 602 109
Lennox International, Inc. ................................................. 150 73
Lockheed Martin Corp. ................................................... 959 464
Masco Corp. .......................................................... 978 62
Nordson Corp. ......................................................... 251 60
Norfolk Southern Corp. .................................................. 1,057 305
Northrop Grumman Corp. ................................................. 632 360
Old Dominion Freight Line, Inc. ............................................ 866 136
Otis Worldwide Corp. .................................................... 1,835 160
PACCAR, Inc. ......................................................... 2,473 271
Parker-Hannifin Corp. ................................................... 594 522
Paychex, Inc. .......................................................... 1,525 171
Paycom Software, Inc. ................................................... 230 37
Pentair PLC ........................................................... 770 80
Quanta Services, Inc. .................................................... 702 296
Republic Services, Inc. , Class A ............................................ 948 201
Rockwell Automation, Inc. ................................................ 529 206
Rollins, Inc. ........................................................... 1,382 83
RTX Corp. ............................................................ 6,314 1,158
Snap-on, Inc. .......................................................... 245 84
Southwest Airlines Co. ................................................... 2,435 101
Stanley Black & Decker, Inc. .............................................. 729 54
Textron, Inc. .......................................................... 830 72
The Boeing Co. (a) ...................................................... 3,687 800
Trane Technologies PLC .................................................. 1,044 406
TransDigm Group, Inc. ................................................... 265 352
Uber Technologies, Inc. (a) ................................................ 9,785 799
Union Pacific Corp. ..................................................... 2,793 646
United Airlines Holdings, Inc. (a) ............................................ 1,524 170
United Parcel Service, Inc. , Class B .......................................... 3,480 345
United Rentals, Inc. ..................................................... 300 243
Veralto Corp. .......................................................... 1,169 117
Verisk Analytics, Inc. , Class A .............................................. 656 147
W.W. Grainger, Inc. ..................................................... 206 208
Waste Management, Inc. .................................................. 1,745 383
Westinghouse Air Brake Technologies Corp. .................................... 805 172

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 1,146 $ 156
22,449
IT Services (0.9%):
Accenture PLC , Class A .................................................. 2,920 783
Akamai Technologies, Inc. (a) .............................................. 677 59
Cognizant Technology Solutions Corp. , Class A ................................. 2,273 189
EPAM Systems, Inc. (a) ................................................... 260 53
Gartner, Inc. (a) ........................................................ 339 86
GoDaddy, Inc. , Class A (a) ................................................. 636 79
International Business Machines Corp. ........................................ 4,402 1,304
VeriSign, Inc. .......................................................... 393 95
2,648
Materials (1.8%):
Air Products and Chemicals, Inc. ............................................ 1,048 259
Albemarle Corp. ....................................................... 554 78
Amcor PLC ........................................................... 10,867 91
Avery Dennison Corp. ................................................... 364 66
Ball Corp. ............................................................ 1,262 67
CF Industries Holdings, Inc. ............................................... 734 57
Corteva, Inc. .......................................................... 3,182 213
CRH PLC ............................................................ 3,130 391
Dow, Inc. ............................................................ 3,346 78
DuPont de Nemours, Inc. ................................................. 1,972 79
Ecolab, Inc. ........................................................... 1,200 315
Freeport-McMoRan, Inc. ................................................. 6,762 343
International Flavors & Fragrances, Inc. ....................................... 1,206 81
International Paper Co. ................................................... 2,486 98
Linde PLC ............................................................ 2,199 938
LyondellBasell Industries NV , Class A ........................................ 1,212 53
Martin Marietta Materials, Inc. ............................................. 284 177
Newmont Corp. ........................................................ 5,139 513
Nucor Corp. ........................................................... 1,078 176
Packaging Corp. of America ............................................... 421 87
PPG Industries, Inc. ..................................................... 1,057 108
Smurfit WestRock PLC ................................................... 2,458 95
Steel Dynamics, Inc. ..................................................... 646 110
The Mosaic Co. ........................................................ 1,493 36
The Sherwin-Williams Co. ................................................ 1,086 352
Vulcan Materials Co. .................................................... 622 177
5,038
Real Estate (1.8%):
Alexandria Real Estate Equities, Inc. ......................................... 732 36
American Tower Corp. ................................................... 2,205 387
AvalonBay Communities, Inc. .............................................. 666 121
BXP, Inc. ............................................................. 694 47
Camden Property Trust ................................................... 501 55
CBRE Group, Inc. , Class A (a) .............................................. 1,380 222
CoStar Group, Inc. (a) .................................................... 1,996 134
Crown Castle, Inc. ...................................................... 2,051 182
Digital Realty Trust, Inc. .................................................. 1,520 235
Equinix, Inc. .......................................................... 462 354
Equity Residential ...................................................... 1,630 103
Essex Property Trust, Inc. ................................................. 303 79
Extra Space Storage, Inc. ................................................. 999 130
Federal Realty Investment Trust ............................................ 369 37
Healthpeak Properties, Inc. ................................................ 3,271 53
Host Hotels & Resorts, Inc. ................................................ 3,010 53
Invitation Homes, Inc. ................................................... 2,655 74
Iron Mountain, Inc. ..................................................... 1,392 115
Kimco Realty Corp. ..................................................... 3,188 65
Mid-America Apartment Communities, Inc. .................................... 551 77
Prologis, Inc. .......................................................... 4,374 558

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Public Storage ......................................................... 744 $ 193
Realty Income Corp. .................................................... 4,332 244
Regency Centers Corp. ................................................... 775 53
SBA Communications Corp. , Class A ......................................... 502 97
Simon Property Group, Inc. ............................................... 1,537 285
UDR, Inc. ............................................................ 1,415 52
Ventas, Inc. ........................................................... 2,211 171
VICI Properties, Inc. , Class A .............................................. 5,033 142
Welltower, Inc. ......................................................... 3,232 600
Weyerhaeuser Co. ...................................................... 3,393 80
5,034
Semiconductors & Semiconductor Equipment (14.0%):
Advanced Micro Devices, Inc. (a) ............................................ 7,667 1,642
Analog Devices, Inc. .................................................... 2,317 628
Applied Materials, Inc. ................................................... 3,752 964
Broadcom, Inc. ........................................................ 22,239 7,697
First Solar, Inc. (a) ...................................................... 505 132
Intel Corp. (a) .......................................................... 21,114 779
KLA Corp. ........................................................... 619 752
Lam Research Corp. ..................................................... 5,915 1,013
Microchip Technology, Inc. ................................................ 2,545 162
Micron Technology, Inc. .................................................. 5,286 1,509
Monolithic Power Systems, Inc. ............................................ 226 205
NVIDIA Corp. ......................................................... 114,433 21,342
NXP Semiconductors NV ................................................. 1,185 257
ON Semiconductor Corp. (a) ............................................... 1,895 103
Qnity Electronics, Inc. ................................................... 986 80
QUALCOMM, Inc. ..................................................... 5,044 863
Skyworks Solutions, Inc. ................................................. 700 44
Teradyne, Inc. ......................................................... 737 143
Texas Instruments, Inc. ................................................... 4,279 742
39,057
Software (10.2%):
Adobe, Inc. (a) ......................................................... 1,971 690
AppLovin Corp. , Class A (a) ............................................... 1,275 859
Autodesk, Inc. (a) ....................................................... 1,003 297
Cadence Design Systems, Inc. (a) ............................................ 1,282 401
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,182 554
Datadog, Inc. , Class A (a) ................................................. 1,532 208
Fair Isaac Corp. (a) ...................................................... 112 189
Fortinet, Inc. (a) ........................................................ 2,977 236
Gen Digital, Inc. ....................................................... 2,642 72
Intuit, Inc. ............................................................ 1,313 870
Microsoft Corp. ........................................................ 35,001 16,927
Oracle Corp. .......................................................... 7,921 1,544
Palantir Technologies, Inc. , Class A (a) ........................................ 10,757 1,912
Palo Alto Networks, Inc. (a) ................................................ 3,221 593
PTC, Inc. (a) ........................................................... 564 98
Roper Technologies, Inc. .................................................. 507 226
Salesforce, Inc. ........................................................ 4,483 1,188
ServiceNow, Inc. (a) ..................................................... 4,975 762
Synopsys, Inc. (a) ....................................................... 875 411
Trimble, Inc. (a) ........................................................ 1,120 88
Tyler Technologies, Inc. (a) ................................................ 203 92
Workday, Inc. , Class A (a) ................................................. 1,022 220
28,437
Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc. ........................................................... 69,585 18,917
Dell Technologies, Inc. , Class C ............................................ 1,419 179
Hewlett Packard Enterprise Co. ............................................. 6,213 149
HP, Inc. .............................................................. 4,401 98
NetApp, Inc. .......................................................... 940 101

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sandisk Corp. (a) ....................................................... 656 $ 156
Seagate Technology Holdings PLC .......................................... 1,026 283
Super Micro Computer, Inc. (a) ............................................. 2,361 69
Western Digital Corp. .................................................... 1,610 277
20,229
Utilities (2.2%):
Alliant Energy Corp. .................................................... 1,210 79
Ameren Corp. ......................................................... 1,274 127
American Electric Power Co., Inc. ........................................... 2,521 291
American Water Works Co., Inc. ............................................ 919 120
Atmos Energy Corp. ..................................................... 756 127
CenterPoint Energy, Inc. .................................................. 3,074 118
CMS Energy Corp. ...................................................... 1,433 100
Consolidated Edison, Inc. ................................................. 1,700 169
Constellation Energy Corp. ................................................ 1,471 520
Dominion Energy, Inc. ................................................... 4,021 236
DTE Energy Co. ....................................................... 978 126
Duke Energy Corp. ...................................................... 3,662 429
Edison International ..................................................... 1,812 109
Entergy Corp. ......................................................... 2,103 194
Evergy, Inc. ........................................................... 1,084 78
Eversource Energy ...................................................... 1,766 119
Exelon Corp. .......................................................... 4,758 207
FirstEnergy Corp. ....................................................... 2,448 110
NextEra Energy, Inc. .................................................... 9,807 787
NiSource, Inc. ......................................................... 2,246 94
NRG Energy, Inc. ....................................................... 902 144
PG&E Corp. .......................................................... 10,350 166
Pinnacle West Capital Corp. ............................................... 563 50
PPL Corp. ............................................................ 3,483 122
Public Service Enterprise Group, Inc. ......................................... 2,350 189
Sempra .............................................................. 3,074 271
The AES Corp. ........................................................ 3,351 48
The Southern Co. ....................................................... 5,185 452
Vistra Corp. ........................................................... 1,500 242
WEC Energy Group, Inc. ................................................. 1,532 161
Xcel Energy, Inc. ....................................................... 2,786 206
6,191
Total Common Stocks (Cost $38,486)
a
a
a
275,196
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 35,451 36
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 35,451 36
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 35,451 35
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 35,451 35
Total Collateral for Securities Loaned (Cost $142)
a
a
a
142
Total Investments (Cost $38,628) — 99.1% 275,338
Other assets in excess of liabilities —  0.9% 2,554
NET ASSETS - 100.00% $ 277,892
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 8 3/20/26 $ 2,764 $ 2,757 $ (7)
Total unrealized appreciation $ —
Total unrealized depreciation (7)
Total net unrealized appreciation (depreciation) $ (7)

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Mid-Cap Core Growth Fund
28
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (2.3%):
Live Nation Entertainment, Inc.(a) ........................................... 21,844 $ 3,113
Match Group, Inc. ...................................................... 20,900 675
Millicom International Cellular SA(a) ........................................ 16,200 898
Tencent Music Entertainment Group, ADR ..................................... 84,100 1,474
6,160
Consumer Discretionary (13.5%):
Aptiv PLC(a) .......................................................... 8,500 647
BorgWarner, Inc. ....................................................... 16,300 734
Boyd Gaming Corp. ..................................................... 39,400 3,358
Deckers Outdoor Corp.(a) ................................................. 11,700 1,213
eBay, Inc. ............................................................ 31,000 2,700
Expedia Group, Inc. ..................................................... 25,300 7,168
Grand Canyon Education, Inc.(a) ............................................ 4,700 782
Las Vegas Sands Corp. ................................................... 6,800 443
Ralph Lauren Corp., Class A ............................................... 15,300 5,410
Ross Stores, Inc. ....................................................... 19,400 3,495
Royal Caribbean Cruises Ltd. .............................................. 13,800 3,849
TopBuild Corp.(a) ...................................................... 9,400 3,922
Ulta Beauty, Inc.(a) ..................................................... 1,300 786
Urban Outfitters, Inc.(a) .................................................. 28,700 2,160
36,667
Consumer Staples (4.2%):
Casey's General Stores, Inc. ............................................... 5,400 2,985
Coca-Cola Consolidated, Inc. .............................................. 6,800 1,042
Dollar General Corp. .................................................... 5,800 770
Performance Food Group Co.(a) ............................................ 31,300 2,815
Post Holdings, Inc.(a) .................................................... 14,700 1,456
Sysco Corp. ........................................................... 7,900 582
The Kroger Co. ........................................................ 10,900 681
U.S. Foods Holding Corp.(a) ............................................... 14,900 1,122
11,453
Energy (7.5%):
Archrock, Inc. ......................................................... 58,200 1,514
Baker Hughes Co., Class A ................................................ 74,500 3,393
Cheniere Energy, Inc. .................................................... 16,000 3,110
Devon Energy Corp. ..................................................... 94,700 3,469
HF Sinclair Corp. ....................................................... 18,100 834
Marathon Petroleum Corp. ................................................ 2,500 407
Phillips 66 Co. ......................................................... 3,100 400
TechnipFMC PLC ...................................................... 70,700 3,150
Valero Energy Corp. ..................................................... 25,100 4,086
20,363
Financials (16.6%):
Affiliated Managers Group, Inc. ............................................ 17,500 5,045
Ameriprise Financial, Inc. ................................................. 7,200 3,530
Arch Capital Group Ltd.(a) ................................................ 26,200 2,513
Assurant, Inc. ......................................................... 7,700 1,855
BGC Group, Inc., Class A ................................................. 167,800 1,499
Evercore, Inc., Class A ................................................... 9,100 3,096
FirstCash Holdings, Inc. .................................................. 19,900 3,172
Hancock Whitney Corp. .................................................. 23,000 1,465
Interactive Brokers Group, Inc., Class A ....................................... 44,100 2,836
MSCI, Inc., Class A ..................................................... 4,600 2,639
Popular, Inc. .......................................................... 8,400 1,046
Raymond James Financial, Inc. ............................................. 27,600 4,432
The Bank of New York Mellon Corp. ......................................... 52,700 6,118
The Hartford Insurance Group, Inc. .......................................... 18,700 2,577
W.R. Berkley Corp. ..................................................... 45,300 3,176
44,999

Victory Portfolios
Victory Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Health Care (12.7%):
Addus HomeCare Corp.(a) ................................................ 10,900 $ 1,170
BioMarin Pharmaceutical, Inc.(a) ........................................... 28,500 1,694
BrightSpring Health Services, Inc.(a) ......................................... 118,600 4,442
Cencora, Inc. .......................................................... 14,600 4,931
Exelixis, Inc.(a) ........................................................ 23,600 1,034
Halozyme Therapeutics, Inc.(a) ............................................. 83,800 5,640
HCA Healthcare, Inc. .................................................... 12,000 5,602
Humana, Inc. .......................................................... 1,600 410
Incyte Corp.(a) ......................................................... 4,600 454
Medpace Holdings, Inc.(a) ................................................ 1,300 730
ResMed, Inc. .......................................................... 3,200 771
Royalty Pharma PLC, Class A .............................................. 17,100 661
The Ensign Group, Inc. ................................................... 11,400 1,986
Universal Health Services, Inc., Class B ....................................... 22,700 4,949
34,474
Industrials (16.8%):
Allegion PLC ......................................................... 3,900 621
Comfort Systems USA, Inc. ............................................... 6,800 6,346
Cummins, Inc. ......................................................... 1,300 663
Delta Air Lines, Inc. ..................................................... 57,300 3,977
EMCOR Group, Inc. .................................................... 6,500 3,977
Federal Signal Corp. ..................................................... 38,400 4,170
Griffon Corp. .......................................................... 36,500 2,688
Howmet Aerospace, Inc. .................................................. 27,900 5,720
Leidos Holdings, Inc. .................................................... 4,000 722
Mueller Industries, Inc. ................................................... 10,200 1,171
Quanta Services, Inc. .................................................... 3,300 1,393
Rollins, Inc. ........................................................... 10,500 630
Trane Technologies PLC .................................................. 8,400 3,269
United Airlines Holdings, Inc.(a) ............................................ 22,600 2,527
United Rentals, Inc. ..................................................... 900 728
Verisk Analytics, Inc., Class A .............................................. 9,200 2,058
Vertiv Holdings Co., Class A ............................................... 30,700 4,974
45,634
Information Technology (10.4%):
Autodesk, Inc.(a) ....................................................... 8,700 2,575
Cirrus Logic, Inc.(a) ..................................................... 10,700 1,268
Clear Secure, Inc., Class A ................................................ 80,900 2,838
Credo Technology Group Holding Ltd.(a) ..................................... 3,300 475
Dropbox, Inc., Class A(a) ................................................. 44,400 1,234
F5, Inc.(a) ............................................................ 3,200 817
Fabrinet(a) ............................................................ 7,700 3,506
Gen Digital, Inc. ....................................................... 60,200 1,637
Jabil, Inc. ............................................................ 19,000 4,333
Monolithic Power Systems, Inc. ............................................ 4,300 3,897
NetApp, Inc. .......................................................... 8,200 878
Pegasystems, Inc. ....................................................... 13,900 830
Sanmina Corp.(a) ....................................................... 3,400 510
TD SYNNEX Corp. ..................................................... 8,700 1,307
VeriSign, Inc. .......................................................... 2,800 680
Zscaler, Inc.(a) ......................................................... 6,700 1,507
28,292
Materials (4.1%):
Avery Dennison Corp. ................................................... 15,000 2,728
CF Industries Holdings, Inc. ............................................... 15,100 1,168
Coeur Mining, Inc.(a) .................................................... 37,500 669
Commercial Metals Co. .................................................. 19,200 1,329
Crown Holdings, Inc. .................................................... 15,200 1,565
NewMarket Corp. ...................................................... 1,200 825
Royal Gold, Inc. ........................................................ 8,300 1,845

Victory Portfolios
Victory Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Steel Dynamics, Inc. ..................................................... 5,600 $ 949
11,078
Real Estate (7.8%):
CBRE Group, Inc., Class A(a) .............................................. 29,100 4,679
Digital Realty Trust, Inc. .................................................. 1,600 248
Jones Lang LaSalle, Inc.(a) ................................................ 3,800 1,279
Omega Healthcare Investors, Inc. ........................................... 19,400 860
Sabra Health Care REIT, Inc. .............................................. 84,600 1,602
SBA Communications Corp., Class A ......................................... 6,903 1,335
Simon Property Group, Inc. ............................................... 2,600 481
Sun Communities, Inc. ................................................... 27,516 3,409
Ventas, Inc. ........................................................... 39,100 3,026
VICI Properties, Inc., Class A .............................................. 155,800 4,381
21,300
Utilities (4.0%):
Atmos Energy Corp. ..................................................... 20,100 3,369
Eversource Energy ...................................................... 15,200 1,024
National Fuel Gas Co. ................................................... 12,900 1,033
NiSource, Inc. ......................................................... 66,300 2,769
NRG Energy, Inc. ....................................................... 5,000 796
PPL Corp. ............................................................ 16,600 581
Talen Energy Corp.(a) ................................................... 3,300 1,237
10,809
Total Common Stocks (Cost $214,268)
a
a
a
271,229
Total Investments (Cost $214,268) — 99.9% 271,229
Other assets in excess of liabilities —  0.1% 319
NET ASSETS - 100.00% $ 271,548
At December 31, 2025, the Fund's investments in foreign securities were 6.3% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Trivalent International Fund — Core Equity
31
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Australia (4.0%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 21,607 $ 836
Financials (1.1%):
ANZ Group Holdings Ltd. ................................................ 80,513 1,946
QBE Insurance Group Ltd. ................................................ 59,169 783
2,729
Industrials (0.8%):
Brambles Ltd. ......................................................... 61,365 937
Qantas Airways Ltd. ..................................................... 158,824 1,097
2,034
Materials (1.1%):
Northern Star Resources Ltd. .............................................. 85,955 1,513
Rio Tinto Ltd. ......................................................... 14,048 1,370
2,883
Real Estate (0.7%):
Charter Hall Group ...................................................... 61,988 1,008
Goodman Group ....................................................... 33,745 694
1,702
10,184
Belgium (1.3%):
Consumer Staples (0.8%):
Anheuser-Busch InBev SA ................................................ 33,012 2,118
Materials (0.5%):
Titan SA ............................................................. 19,052 1,174
3,292
Brazil (1.5%):
Consumer Staples (0.4%):
Raia Drogasil SA ....................................................... 230,214 982
Energy (0.3%):
PRIO SA (a) ........................................................... 85,100 640
Financials (0.3%):
Banco Bradesco SA , Preference Shares ....................................... 264,100 865
Health Care (0.3%):
Rede D'Or Sao Luiz SA (b) ................................................ 103,294 765
Utilities (0.2%):
Equatorial SA ......................................................... 84,000 589
3,841
Canada (8.1%):
Consumer Discretionary (0.3%):
Gildan Activewear, Inc. .................................................. 11,663 729
Energy (1.0%):
Headwater Exploration, Inc. ............................................... 125,408 856
Suncor Energy, Inc. ..................................................... 19,403 862
Whitecap Resources, Inc. ................................................. 102,868 862
2,580
Financials (2.8%):
Bank of Montreal ....................................................... 8,098 1,052
Brookfield Corp. , Class A ................................................. 16,935 778
Canadian Imperial Bank of Commerce ........................................ 18,757 1,700
Fairfax Financial Holdings Ltd. ............................................. 1,100 2,097
Royal Bank of Canada ................................................... 10,054 1,714
7,341
Industrials (0.8%):
Element Fleet Management Corp. ........................................... 39,667 1,042

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Finning International, Inc. ................................................. 21,131 $ 1,145
2,187
Information Technology (1.0%):
Celestica, Inc. (a) ....................................................... 5,471 1,619
Shopify, Inc. , Class A (a) .................................................. 5,288 851
2,470
Materials (2.2%):
DPM Metals, Inc. ....................................................... 82,144 2,539
Lundin Mining Corp. .................................................... 90,748 1,950
Nutrien Ltd. ........................................................... 18,788 1,160
5,649
20,956
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA .......................................................... 259,779 835
China (6.0%):
Communication Services (1.9%):
Kanzhun Ltd. , ADR ..................................................... 29,978 611
Kuaishou Technology , Class B (b) ........................................... 81,700 675
Tencent Holdings Ltd. ................................................... 48,300 3,707
4,993
Consumer Discretionary (0.9%):
BYD Co. Ltd. ......................................................... 69,700 852
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 89,600 774
Pop Mart International Group Ltd. (b) ......................................... 25,400 613
2,239
Consumer Staples (0.4%):
JD Health International, Inc. (a) (b) ........................................... 84,950 609
Tingyi Cayman Islands Holding Corp. ........................................ 330,000 500
1,109
Financials (1.7%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,290,000 960
Bank of China Ltd. , Class H ............................................... 1,802,275 1,033
China Construction Bank Corp. , Class H ...................................... 1,051,000 1,040
PICC Property & Casualty Co. Ltd. , Class H ................................... 638,000 1,342
4,375
Health Care (0.3%):
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 51,600 654
Information Technology (0.2%):
Xiaomi Corp. , Class B (a) (b) ............................................... 96,000 485
Materials (0.6%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 356,000 1,630
15,485
Denmark (0.4%):
Health Care (0.4%):
Genmab A/S (a) ........................................................ 3,476 1,078
Finland (0.3%):
Industrials (0.3%):
Konecranes Oyj ........................................................ 8,093 886
France (6.4%):
Communication Services (0.9%):
Orange SA ............................................................ 74,612 1,245
Publicis Groupe SA ..................................................... 11,326 1,176
2,421
Energy (0.7%):
Technip Energies NV .................................................... 24,993 952

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Vallourec SACA ....................................................... 42,618 $ 783
1,735
Financials (0.9%):
AXA SA ............................................................. 19,395 930
BNP Paribas SA ........................................................ 14,828 1,403
2,333
Health Care (0.7%):
BioMerieux ........................................................... 7,283 942
Ipsen SA ............................................................. 6,329 883
1,825
Industrials (1.6%):
Eiffage SA ............................................................ 5,829 835
Schneider Electric SE .................................................... 8,210 2,246
SPIE SA ............................................................. 16,214 935
4,016
Information Technology (0.5%):
Capgemini SE ......................................................... 7,543 1,252
Real Estate (0.3%):
Klepierre SA .......................................................... 21,285 842
Utilities (0.8%):
Engie SA ............................................................. 42,855 1,126
Veolia Environnement SA ................................................. 29,629 1,031
2,157
16,581
Germany (5.5%):
Consumer Staples (0.5%):
Henkel AG & Co. KGaA , Preference Shares (c) .................................. 14,981 1,222
Financials (1.1%):
Allianz SE , Registered Shares .............................................. 2,538 1,173
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 2,496 1,643
2,816
Health Care (0.2%):
Fresenius Medical Care AG (c) ............................................. 12,880 615
Industrials (2.8%):
GEA Group AG ........................................................ 10,440 705
MTU Aero Engines AG .................................................. 1,954 810
Siemens AG , Registered Shares ............................................. 11,423 3,199
Siemens Energy AG (a) ................................................... 17,499 2,455
7,169
Information Technology (0.5%):
SAP SE .............................................................. 5,673 1,378
Utilities (0.4%):
E.ON SE ............................................................. 56,812 1,076
14,276
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 73,922 1,127
Hong Kong (2.8%):
Consumer Discretionary (1.7%):
Alibaba Group Holding Ltd. , Class W ........................................ 199,600 3,665
Galaxy Entertainment Group Ltd. ........................................... 160,000 789
4,454
Financials (0.9%):
BOC Hong Kong Holdings Ltd. ............................................ 251,000 1,274

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Hong Kong Exchanges & Clearing Ltd. ....................................... 16,500 $ 863
2,137
Utilities (0.2%):
Kunlun Energy Co. Ltd. .................................................. 600,000 574
7,165
India (4.0%):
Consumer Discretionary (0.3%):
Mahindra & Mahindra Ltd. ................................................ 18,592 768
Energy (0.6%):
Reliance Industries Ltd. .................................................. 93,088 1,629
Financials (1.3%):
ICICI Bank Ltd. ........................................................ 97,092 1,453
Nippon Life India Asset Management Ltd. (b) ................................... 87,640 858
Power Finance Corp. Ltd. ................................................. 235,805 934
3,245
Industrials (0.3%):
Adani Ports & Special Economic Zone Ltd. .................................... 46,894 768
Information Technology (0.5%):
Infosys Ltd. ........................................................... 38,970 702
Persistent Systems Ltd. ................................................... 9,698 677
1,379
Materials (0.5%):
Hindalco Industries Ltd. .................................................. 118,924 1,174
Real Estate (0.2%):
Oberoi Realty Ltd. ...................................................... 24,800 461
Utilities (0.3%):
Power Grid Corp. of India Ltd. ............................................. 279,806 825
10,249
Ireland (1.1%):
Financials (0.5%):
Bank of Ireland Group PLC ............................................... 62,837 1,202
Industrials (0.6%):
AerCap Holdings NV .................................................... 11,838 1,702
2,904
Italy (1.1%):
Consumer Discretionary (0.4%):
PRADA SpA .......................................................... 195,800 1,135
Financials (0.4%):
Banca Mediolanum SpA .................................................. 43,569 989
Information Technology (0.3%):
Reply SpA ............................................................ 5,796 776
2,900
Japan (14.6%):
Communication Services (0.6%):
Konami Group Corp. .................................................... 11,000 1,494
Consumer Discretionary (3.1%):
Asics Corp. ........................................................... 43,000 1,032
Sony Group Corp. ...................................................... 82,400 2,114
Sumitomo Electric Industries Ltd. ........................................... 49,400 1,990
Suzuki Motor Corp. ..................................................... 61,400 918
Toyota Motor Corp. ..................................................... 90,900 1,953
8,007
Consumer Staples (0.9%):
Asahi Group Holdings Ltd. ................................................ 60,000 629
MatsukiyoCocokara & Co. ................................................ 54,200 938

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Toyo Suisan Kaisha Ltd. .................................................. 10,700 $ 734
2,301
Financials (2.7%):
Mizuho Financial Group, Inc. .............................................. 56,010 2,044
ORIX Corp. ........................................................... 34,700 1,015
Sumitomo Mitsui Financial Group, Inc. ....................................... 89,275 2,872
Tokio Marine Holdings, Inc. ............................................... 28,500 1,054
6,985
Health Care (0.9%):
Otsuka Holdings Co. Ltd. ................................................. 22,000 1,244
Shionogi & Co. Ltd. ..................................................... 63,300 1,146
2,390
Industrials (2.8%):
Central Japan Railway Co. ................................................ 44,400 1,230
Fujikura Ltd. .......................................................... 17,900 1,986
ITOCHU Corp. ........................................................ 172,500 2,180
Obayashi Corp. ........................................................ 53,700 1,124
Recruit Holdings Co. Ltd. ................................................. 13,100 736
7,256
Information Technology (2.9%):
Disco Corp. ........................................................... 2,900 884
Ibiden Co. Ltd. ......................................................... 41,000 1,771
NEC Corp. ........................................................... 73,500 2,487
SCREEN Holdings Co. Ltd. ............................................... 10,700 1,042
Yokogawa Electric Corp. ................................................. 39,900 1,280
7,464
Materials (0.4%):
Asahi Kasei Corp. ...................................................... 96,700 860
Real Estate (0.3%):
Daiwa House Industry Co. Ltd. ............................................. 23,100 767
37,524
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA ....................................................... 23,568 1,082
Mexico (0.8%):
Energy (0.4%):
Vista Energy SAB de CV , ADR (a) ........................................... 20,152 981
Financials (0.4%):
Gentera SAB de CV ..................................................... 449,811 1,151
2,132
Netherlands (3.7%):
Consumer Discretionary (0.7%):
Prosus NV (a) .......................................................... 28,186 1,745
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 27,908 1,144
Financials (0.9%):
Euronext NV (b) ........................................................ 8,900 1,337
NN Group NV ......................................................... 13,872 1,070
2,407
Health Care (0.5%):
Argenx SE (a) .......................................................... 1,643 1,386
Information Technology (1.1%):
ASML Holding NV ..................................................... 2,572 2,771
9,453

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Norway (0.8%):
Materials (0.8%):
Norsk Hydro ASA ...................................................... 250,775 $ 1,937
Portugal (0.3%):
Energy (0.3%):
Galp Energia SGPS SA ................................................... 46,305 797
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC , ADR (a) (d) (e) .............................................. 8,489 —
Financials (0.0%):
Sberbank of Russia PJSC (a) (d) (e) ........................................... 220,230 —
—
Saudi Arabia (0.7%):
Communication Services (0.3%):
Etihad Etisalat Co. ...................................................... 37,915 666
Financials (0.4%):
Saudi Awwal Bank ...................................................... 117,463 1,013
1,679
Singapore (1.3%):
Communication Services (0.3%):
Sea Ltd. , ADR (a) ....................................................... 6,663 850
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 34,380 1,506
Industrials (0.4%):
Singapore Technologies Engineering Ltd. ...................................... 166,000 1,085
3,441
South Africa (0.7%):
Consumer Staples (0.3%):
Shoprite Holdings Ltd. ................................................... 45,981 751
Financials (0.4%):
Sanlam Ltd. ........................................................... 173,827 1,033
1,784
South Korea (3.8%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 8,731 740
Financials (0.6%):
Hana Financial Group, Inc. ................................................ 25,785 1,683
Industrials (0.8%):
Hanwha Aerospace Co. Ltd. ............................................... 2,211 1,444
HD Hyundai Electric Co. Ltd. .............................................. 1,224 658
2,102
Information Technology (2.1%):
Samsung Electronics Co. Ltd. .............................................. 22,179 1,859
SK hynix, Inc. ......................................................... 7,780 3,524
5,383
9,908
Spain (3.3%):
Consumer Discretionary (0.4%):
Industria de Diseno Textil SA .............................................. 12,719 839
Energy (0.4%):
Repsol SA ............................................................ 54,775 1,022
Financials (1.9%):
Banco Santander SA ..................................................... 308,953 3,636
Bankinter SA .......................................................... 79,929 1,325
4,961

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.6%):
Iberdrola SA .......................................................... 74,233 $ 1,607
8,429
Sweden (1.9%):
Communication Services (0.5%):
Tele2 AB , B Shares ..................................................... 75,950 1,273
Consumer Staples (0.4%):
Essity AB , Class B ...................................................... 36,198 1,041
Financials (0.5%):
Swedbank AB , A ....................................................... 34,178 1,186
Materials (0.5%):
Boliden AB (a) ......................................................... 23,968 1,328
4,828
Switzerland (6.6%):
Consumer Discretionary (0.4%):
On Holding AG , Class A (a) ................................................ 19,323 898
Consumer Staples (0.6%):
Coca-Cola HBC AG (a) ................................................... 27,708 1,433
Financials (1.1%):
UBS Group AG ........................................................ 19,416 897
Zurich Insurance Group AG ............................................... 2,619 1,982
2,879
Health Care (2.9%):
Amrize Ltd. (a) ......................................................... 15,431 838
Novartis AG , Registered Shares ............................................. 29,664 4,089
Roche Holding AG ...................................................... 3,526 1,456
Sandoz Group AG ...................................................... 16,068 1,167
7,550
Industrials (0.9%):
ABB Ltd. , Registered Shares ............................................... 32,682 2,410
Materials (0.7%):
Holcim AG (a) ......................................................... 18,147 1,767
16,937
Taiwan (6.0%):
Financials (0.3%):
CTBC Financial Holding Co. Ltd. ........................................... 544,000 869
Health Care (0.2%):
Bora Pharmaceuticals Co. Ltd. ............................................. 29,194 452
Information Technology (5.5%):
Delta Electronics, Inc. ................................................... 37,000 1,129
Elite Material Co. Ltd. ................................................... 29,000 1,519
Hon Hai Precision Industry Co. Ltd. ......................................... 111,000 814
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 190,000 9,341
Wiwynn Corp. ......................................................... 10,000 1,425
14,228
15,549
Thailand (0.3%):
Communication Services (0.3%):
Advanced Info Service PCL, NVDR ......................................... 70,600 701
United Arab Emirates (0.4%):
Real Estate (0.4%):
Emaar Development PJSC ................................................ 260,569 1,075
United Kingdom (9.2%):
Communication Services (0.4%):
Informa PLC .......................................................... 78,493 931

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (0.3%):
Birkenstock Holding PLC (a) ............................................... 19,227 $ 786
Consumer Staples (0.8%):
Unilever PLC ......................................................... 32,543 2,126
Energy (0.7%):
Harbour Energy PLC .................................................... 264,570 696
Shell PLC ............................................................ 32,390 1,193
1,889
Financials (2.6%):
3i Group PLC ......................................................... 33,425 1,466
Barclays PLC ......................................................... 274,086 1,754
Standard Chartered PLC .................................................. 142,484 3,476
6,696
Health Care (1.4%):
AstraZeneca PLC ....................................................... 19,348 3,580
Industrials (1.7%):
International Consolidated Airlines Group SA ................................... 151,091 838
RELX PLC ........................................................... 26,038 1,049
Rolls-Royce Holdings PLC ................................................ 155,822 2,409
4,296
Information Technology (0.2%):
Softcat PLC ........................................................... 30,245 576
Real Estate (0.3%):
LondonMetric Property PLC ............................................... 281,809 718
Utilities (0.8%):
Drax Group PLC ....................................................... 110,706 1,247
National Grid PLC ...................................................... 54,585 838
2,085
23,683
Total Common Stocks (Cost $173,116) 252,698
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares Core MSCI EAFE ETF ............................................. 18,134 1,622
iShares Core MSCI Emerging Markets ETF .................................... 12,616 848
2,470
Total Exchange-Traded Funds (Cost $2,439) 2,470
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (f) ........ 264,863 264
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (f) ............ 264,863 265
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (f) ................ 264,863 265
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (f) . 264,863 265
Total Collateral for Securities Loaned (Cost $1,059) 1,059
Total Investments (Cost $176,614) — 99.4% 256,227
Other assets in excess of liabilities — 0.6% 1,750
NET ASSETS - 100.00% $ 257,977
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$6,770 (thousands) and amounted to 2.6% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC , ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2025 (amounts
in thousands):
(f) Rate disclosed is the daily yield on December 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Trivalent International Small-Cap Fund
40
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.6%)
Australia (5.4%):
Energy (0.3%):
Paladin Energy Ltd. (a) (b) ................................................. 1,983,642 $ 12,570
Financials (1.2%):
AMP Ltd. ............................................................ 15,443,279 18,732
Bendigo & Adelaide Bank Ltd. ............................................. 1,801,464 12,618
Magellan Financial Group Ltd. ............................................. 2,832,286 18,795
50,145
Health Care (0.3%):
Ansell Ltd. ........................................................... 505,535 11,796
Industrials (0.8%):
Austal Ltd. (a) ......................................................... 2,713,897 12,095
Ventia Services Group Pty Ltd. ............................................. 5,206,646 20,640
32,735
Materials (2.3%):
Orica Ltd. ............................................................ 1,666,908 26,916
Ramelius Resources Ltd. ................................................. 15,589,896 42,869
Sandfire Resources Ltd. (a) ................................................ 2,160,462 25,657
95,442
Real Estate (0.5%):
Charter Hall Group ...................................................... 1,407,332 22,886
225,574
Austria (0.3%):
Industrials (0.3%):
DO & Co. AG ......................................................... 52,316 12,712
Belgium (0.8%):
Consumer Staples (0.3%):
Colruyt Group NV ...................................................... 291,666 10,798
Materials (0.5%):
Umicore SA ........................................................... 1,114,199 23,289
34,087
Canada (12.6%):
Communication Services (1.0%):
IMAX Corp. (a) (b) ...................................................... 707,505 26,149
Quebecor, Inc. , Class B ................................................... 398,065 14,996
41,145
Consumer Discretionary (1.4%):
Aritzia, Inc. (a) ......................................................... 291,838 24,954
BRP, Inc. (b) ........................................................... 259,551 18,354
Gildan Activewear, Inc. (b) ................................................ 248,250 15,519
58,827
Energy (2.6%):
CES Energy Solutions Corp. ............................................... 1,839,070 16,442
Enerflex Ltd. .......................................................... 1,438,820 22,184
Headwater Exploration, Inc. ............................................... 3,258,226 22,246
Vermilion Energy, Inc. (b) ................................................. 1,816,344 15,114
Whitecap Resources, Inc. ................................................. 3,880,895 32,520
108,506
Health Care (0.0%):(c)
Tilray Brands, Inc. (a) (b) .................................................. 1 — (d)
Industrials (1.1%):
Bird Construction, Inc. ................................................... 588,037 12,220
Finning International, Inc. ................................................. 619,552 33,573
45,793

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.9%):
Celestica, Inc. (a) ....................................................... 70,158 $ 20,755
Kinaxis, Inc. (a) ........................................................ 127,574 16,089
36,844
Materials (4.1%):
Agnico Eagle Mines Ltd. ................................................. 1 — (d)
DPM Metals, Inc. ....................................................... 2,285,710 70,650
Hudbay Minerals, Inc. ................................................... 1,062,484 21,097
Methanex Corp. (b) ...................................................... 531,799 21,095
OceanaGold Corp. ...................................................... 2,130,155 60,378
173,220
Real Estate (0.7%):
Boardwalk Real Estate Investment Trust ...................................... 358,240 16,831
Colliers International Group, Inc. (b) ......................................... 93,097 13,685
30,516
Utilities (0.8%):
Algonquin Power & Utilities Corp. (b) ........................................ 3,690,722 22,697
Boralex, Inc. , Class A (b) .................................................. 522,864 9,651
32,348
527,199
Denmark (2.2%):
Consumer Staples (0.4%):
Royal Unibrew A/S ..................................................... 209,559 18,912
Financials (0.6%):
Jyske Bank A/S , Registered Shares .......................................... 188,760 25,836
Industrials (0.8%):
FLSmidth & Co. A/S .................................................... 216,072 15,029
ISS A/S .............................................................. 529,449 18,040
33,069
Information Technology (0.4%):
Netcompany Group A/S (a) (b) (e) ............................................ 277,331 15,516
93,333
Finland (1.2%):
Health Care (0.3%):
Orion Oyj , Class B ...................................................... 193,033 14,401
Industrials (0.9%):
Konecranes Oyj ........................................................ 344,052 37,672
52,073
France (5.6%):
Energy (0.5%):
Technip Energies NV .................................................... 571,276 21,753
Health Care (0.8%):
Ipsen SA ............................................................. 132,672 18,510
Virbac SACA .......................................................... 33,310 13,966
32,476
Industrials (2.7%):
Alstom SA (a) ......................................................... 455,083 13,425
Ayvens SA (e) ......................................................... 1,236,516 16,550
Eiffage SA ............................................................ 189,725 27,181
Elis SA .............................................................. 844,883 23,972
SPIE SA ............................................................. 558,475 32,194
113,322
Information Technology (0.4%):
Sopra Steria Group ...................................................... 93,557 16,937
Real Estate (1.2%):
Covivio SA ........................................................... 323,483 21,471

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Klepierre SA .......................................................... 736,646 $ 29,143
50,614
235,102
Germany (5.3%):
Communication Services (1.3%):
CTS Eventim AG & Co. KGaA (b) ........................................... 150,744 13,798
Freenet AG ........................................................... 590,879 20,353
Scout24 SE (e) ......................................................... 201,443 20,231
54,382
Consumer Discretionary (1.1%):
TUI AG (a) ............................................................ 2,371,594 24,784
Zalando SE (a) (e) ....................................................... 743,766 21,945
46,729
Industrials (1.8%):
Bilfinger SE ........................................................... 162,220 20,295
GEA Group AG ........................................................ 257,410 17,395
KION Group AG ....................................................... 202,496 15,999
Nordex SE (a) .......................................................... 607,986 20,606
74,295
Information Technology (0.6%):
Bechtle AG ........................................................... 281,884 14,356
SUSS MicroTec SE (b) ................................................... 252,015 11,399
25,755
Real Estate (0.5%):
TAG Immobilien AG .................................................... 1,386,982 21,480
222,641
Hong Kong (0.5%):
Communication Services (0.2%):
China Ruyi Holdings Ltd. (a) ............................................... 32,608,000 9,184
Consumer Discretionary (0.3%):
Melco Resorts & Entertainment Ltd. , ADR (a) ................................... 1,541,185 11,667
20,851
Ireland (0.3%):
Consumer Discretionary (0.3%):
Cairn Homes PLC ...................................................... 5,447,132 13,251
Italy (4.0%):
Consumer Discretionary (0.8%):
De' Longhi SpA ........................................................ 408,242 17,378
Lottomatica Group SpA .................................................. 651,872 17,082
34,460
Financials (1.0%):
Azimut Holding SpA .................................................... 595,763 24,816
Banca Generali SpA ..................................................... 231,222 15,434
40,250
Industrials (0.6%):
Maire SpA ............................................................ 983,019 14,930
Webuild SpA .......................................................... 2,754,720 10,971
25,901
Information Technology (0.4%):
Reply SpA ............................................................ 120,073 16,076
Materials (0.8%):
Buzzi SpA ............................................................ 562,028 33,972
Utilities (0.4%):
Iren SpA ............................................................. 5,957,901 17,843
168,502

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Japan (22.7%):
Communication Services (0.4%):
Anycolor, Inc. ......................................................... 532,200 $ 16,420
Consumer Discretionary (3.5%):
ABC-Mart, Inc. ........................................................ 618,200 10,477
Food & Life Cos. Ltd. ................................................... 376,300 18,985
NHK Spring Co. Ltd. .................................................... 1,172,300 18,891
Open House Group Co. Ltd. ............................................... 239,000 14,031
PAL GROUP Holdings Co. Ltd. ............................................ 867,400 11,241
Resorttrust, Inc. ........................................................ 1,204,700 15,075
Sankyo Co. Ltd. ........................................................ 1,442,100 23,410
Toyo Tire Corp. ........................................................ 716,800 19,896
Toyoda Gosei Co. Ltd. ................................................... 626,800 15,804
147,810
Consumer Staples (1.8%):
Lion Corp. ............................................................ 1,166,200 12,269
Morinaga Milk Industry Co. Ltd. ............................................ 525,300 12,490
Nissui Corp. .......................................................... 2,567,400 18,728
Sugi Holdings Co. Ltd. ................................................... 597,500 14,048
Toyo Suisan Kaisha Ltd. .................................................. 262,100 17,983
75,518
Financials (1.9%):
Credit Saison Co. Ltd. ................................................... 969,500 26,011
Mebuki Financial Group, Inc. .............................................. 4,819,400 31,961
Yamaguchi Financial Group, Inc. ............................................ 1,661,600 22,559
80,531
Health Care (1.3%):
Nippon Shinyaku Co. Ltd. ................................................ 386,400 13,925
Santen Pharmaceutical Co. Ltd. ............................................. 1,224,500 12,703
Sawai Group Holdings Co. Ltd. ............................................. 998,700 15,031
Tsumura & Co. ........................................................ 541,600 14,068
55,727
Industrials (5.6%):
Ebara Corp. (b) ......................................................... 870,900 20,529
Fuji Corp. ............................................................ 684,800 15,958
GS Yuasa Corp. ........................................................ 777,700 18,651
INFRONEER Holdings, Inc. ............................................... 1,690,500 23,103
Kandenko Co. Ltd. ...................................................... 817,900 26,273
Kinden Corp. .......................................................... 468,600 20,329
Meidensha Corp. ....................................................... 310,300 11,052
Mitsui E&S Co. Ltd. .................................................... 460,100 16,427
Nitto Boseki Co. Ltd. .................................................... 411,300 26,740
Sankyu, Inc. .......................................................... 220,400 11,914
Sanwa Holdings Corp. ................................................... 887,200 23,104
SWCC Corp. .......................................................... 279,600 18,442
232,522
Information Technology (3.4%):
Anritsu Corp. .......................................................... 1,052,500 15,087
Azbil Corp. ........................................................... 1,458,500 13,265
BIPROGY, Inc. ........................................................ 338,200 11,684
Dentsu Soken, Inc. ...................................................... 826,500 14,449
Horiba Ltd. ........................................................... 145,500 14,854
Ibiden Co. Ltd. ......................................................... 801,800 34,636
Nippon Electric Glass Co. Ltd. ............................................. 509,600 20,038
Tokyo Seimitsu Co. Ltd. .................................................. 279,200 19,796
143,809
Materials (3.1%):
Daicel Corp. .......................................................... 1,664,500 14,904
Kaneka Corp. .......................................................... 316,800 8,886
Mitsui Kinzoku Co. Ltd. .................................................. 370,800 41,827

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Nissan Chemical Corp. ................................................... 477,900 $ 16,424
Sumitomo Bakelite Co. Ltd. ............................................... 407,600 13,488
Taiheiyo Cement Corp. ................................................... 455,800 11,324
Tokyo Ohka Kogyo Co. Ltd. ............................................... 661,600 24,526
131,379
Real Estate (1.3%):
Japan Hotel REIT Investment Corp. , Class A ................................... 26,894 14,038
Tokyo Tatemono Co. Ltd. ................................................. 821,200 18,619
Tokyu Fudosan Holdings Corp. ............................................. 2,299,300 21,006
53,663
Utilities (0.4%):
Kyushu Electric Power Co., Inc. ............................................ 1,469,400 15,766
953,145
Luxembourg (0.6%):
Communication Services (0.6%):
Millicom International Cellular SA (a) ........................................ 476,832 26,436
Netherlands (2.4%):
Financials (1.2%):
ASR Nederland NV ..................................................... 330,114 23,486
Euronext NV (e) ........................................................ 176,538 26,517
50,003
Health Care (0.4%):
QIAGEN NV (b) ....................................................... 369,554 16,805
Industrials (0.3%):
Koninklijke Heijmans NV ................................................. 160,996 12,774
Information Technology (0.5%):
BE Semiconductor Industries NV ........................................... 123,863 19,362
98,944
Norway (0.3%):
Utilities (0.3%):
Scatec ASA (a) (e) ....................................................... 1,270,387 13,361
Singapore (1.5%):
Consumer Staples (0.3%):
Sheng Siong Group Ltd. .................................................. 6,031,600 12,333
Industrials (0.4%):
SATS Ltd. ............................................................ 4,732,900 14,013
Real Estate (0.8%):
Keppel DC REIT ....................................................... 9,066,700 15,858
UOL Group Ltd. ....................................................... 2,788,600 18,944
34,802
61,148
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,060,206 15,290
South Korea (5.9%):
Communication Services (0.3%):
Netmarble Corp. (a) (e) ................................................... 367,208 12,288
Consumer Discretionary (0.2%):
Silicon2 Co. Ltd. (a) ..................................................... 343,698 9,216
Financials (0.8%):
JB Financial Group Co. Ltd. ............................................... 962,036 17,105
KIWOOM Securities Co. Ltd. .............................................. 79,751 16,035
33,140
Health Care (0.8%):
Classys, Inc. .......................................................... 506,738 19,138

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Daewoong Pharmaceutical Co. Ltd. .......................................... 107,829 $ 12,857
31,995
Industrials (1.9%):
HD-Hyundai Marine Engine (a) ............................................. 233,847 14,517
Hyosung Heavy Industries Corp. ............................................ 9,105 11,250
Hyundai Rotem Co. Ltd. .................................................. 123,907 16,163
Iljin Electric Co. Ltd. .................................................... 336,514 12,722
Samsung E&A Co. Ltd. .................................................. 552,991 9,214
Sanil Electric Co. Ltd. ................................................... 183,369 16,543
80,409
Information Technology (1.4%):
Isu Petasys Co. Ltd. ..................................................... 325,445 26,992
LEENO Industrial, Inc. ................................................... 424,590 17,806
LG Innotek Co. Ltd. ..................................................... 82,299 15,481
60,279
Materials (0.5%):
Poongsan Corp. ........................................................ 294,922 21,856
249,183
Spain (4.2%):
Financials (1.9%):
Bankinter SA .......................................................... 2,917,090 48,347
Mapfre SA ............................................................ 6,066,650 30,441
78,788
Industrials (0.3%):
Logista Integral SA ..................................................... 367,852 13,007
Information Technology (1.0%):
Indra Sistemas SA ...................................................... 726,408 41,290
Materials (0.4%):
Atalaya Mining Copper SA ................................................ 1,383,608 15,842
Real Estate (0.6%):
Merlin Properties Socimi SA ............................................... 1,729,793 25,181
174,108
Sweden (1.7%):
Financials (0.6%):
Avanza Bank Holding AB ................................................. 672,155 25,534
Industrials (0.7%):
NCC AB , Class B ....................................................... 679,746 16,191
Storskogen Group AB , Class B ............................................. 10,666,127 13,446
29,637
Real Estate (0.4%):
Wihlborgs Fastigheter AB ................................................. 1,559,450 15,428
70,599
Switzerland (7.0%):
Consumer Discretionary (1.1%):
Avolta AG (a) .......................................................... 258,974 15,278
On Holding AG , Class A (a) ................................................ 388,870 18,075
Sportradar Group AG , Class A (a) ........................................... 607,406 14,438
47,791
Consumer Staples (0.3%):
Coca-Cola HBC AG (a) ................................................... 281,885 14,580
Financials (1.3%):
EFG International AG (a) .................................................. 572,864 13,743
Swissquote Group Holding SA , Registered Shares ............................... 68,633 41,680
55,423
Health Care (0.9%):
Galenica AG (e) ........................................................ 210,932 26,021

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Ypsomed Holding AG , Registered Shares (b) .................................... 24,375 $ 10,030
36,051
Industrials (2.2%):
Accelleron Industries AG ................................................. 312,313 24,094
Adecco Group AG ...................................................... 586,142 16,885
DKSH Holding AG ..................................................... 164,693 11,843
Kardex Holding AG , Registered Shares ....................................... 28,967 10,034
Sulzer AG , Registered Shares .............................................. 155,376 28,694
91,550
Information Technology (0.5%):
Temenos AG , Registered Shares ............................................ 196,248 19,522
Real Estate (0.7%):
PSP Swiss Property AG , Registered Shares ..................................... 163,581 29,605
294,522
United Kingdom (13.0%):
Consumer Discretionary (2.5%):
Barratt Redrow PLC ..................................................... 2,353,907 12,090
Currys PLC ........................................................... 11,320,473 19,172
Entain PLC ........................................................... 1,553,519 15,966
Games Workshop Group PLC .............................................. 72,016 18,318
Inchcape PLC ......................................................... 1,588,086 16,446
Trainline PLC (a) (e) ..................................................... 3,857,707 11,435
Watches of Switzerland Group PLC (a) (e) ...................................... 1,866,631 11,829
105,256
Consumer Staples (0.4%):
Cranswick PLC ........................................................ 260,478 17,353
Energy (0.4%):
Harbour Energy PLC .................................................... 6,096,885 16,038
Financials (2.4%):
Beazley PLC .......................................................... 2,261,832 25,289
ICG PLC ............................................................. 577,552 15,924
Marex Group PLC ...................................................... 440,103 16,882
OSB Group PLC ....................................................... 1,964,608 16,822
St James's Place PLC .................................................... 1,368,381 25,412
100,329
Health Care (1.2%):
Convatec Group PLC (e) .................................................. 5,296,304 17,289
Genus PLC ........................................................... 356,612 12,444
Indivior PLC (a) ........................................................ 515,247 18,487
48,220
Industrials (2.9%):
Babcock International Group PLC ........................................... 1,779,150 29,644
Balfour Beatty PLC ..................................................... 2,831,044 26,997
easyJet PLC ........................................................... 1,477,257 10,132
IMI PLC ............................................................. 496,070 16,544
JET2 PLC ............................................................ 618,895 11,669
Mitie Group PLC ....................................................... 5,887,592 13,212
The Weir Group PLC .................................................... 349,313 13,350
121,548
Information Technology (0.7%):
Computacenter PLC ..................................................... 425,589 16,724
Softcat PLC ........................................................... 591,640 11,260
27,984
Materials (0.8%):
Endeavour Mining PLC (b) ................................................ 686,748 35,368
Real Estate (1.2%):
LondonMetric Property PLC ............................................... 7,154,569 18,237

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
The British Land Co. PLC ................................................ 3,099,012 $ 16,813
Tritax Big Box REIT PLC ................................................. 7,385,777 15,090
50,140
Utilities (0.5%):
Drax Group PLC ....................................................... 1,926,859 21,701
543,937
United States (0.7%):
Consumer Discretionary (0.4%):
Nexteer Automotive Group Ltd. ............................................ 18,387,000 15,148
Health Care (0.3%):
Kiniksa Pharmaceuticals International PLC , Class A (a) ............................ 332,836 13,729
28,877
Total Common Stocks (Cost $2,880,976) 4,134,875
Collateral for Securities Loaned (2.2%)^
United States (2.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (f) ........ 22,581,386 22,581
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (f) ............ 22,574,726 22,575
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (f) ................ 25,524,458 25,525
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (f) . 19,644,973 19,645
Total Collateral for Securities Loaned (Cost $90,326) 90,326
Total Investments (Cost $2,971,302) — 100.8% 4,225,201
Liabilities in excess of other assets — (0.8)% (30,163)
NET ASSETS - 100.00% $ 4,195,038
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$192,982 (thousands) and amounted to 4.6% of net assets.
(f) Rate disclosed is the daily yield on December 31, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statements of Assets and Liabilities
December 31, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
.
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Assets:
Investments, at value (Cost $52,814, $278,253 and $900,931) $ 65,629(a) $ 333,648(b) $ 1,023,739(c)
Cash 1,021 944 3,168
Receivables:
Dividends, interest, and securities lending income 44 505 1,812
Capital shares issued 9 185 858
Investments sold 464 — —
From Adviser 4 144 3
Prepaid expenses 32 43 49
Total Assets 67,203 335,469 1,029,629
Liabilities:
Payables:
Collateral received on loaned securities 3,344 4,189 17,044
Investments purchased 168 143 807
Capital shares redeemed 39 2,500 3,034
Accrued expenses and other payables:
Investment advisory fees 55 212 759
Administration fees 2 12 39
Custodian fees 1 2 7
Transfer agent fees 4 5 8
Sub-Transfer agent fees 13 22 113
Compliance fees —(d) —(d) 1
12b-1 fees 4 3 9
Other accrued expenses 14 25 36
Total Liabilities 3,644 7,113 21,857
Commitments and contingencies (Note 5 )
Net Assets:
Capital 49,061 271,360 873,451
Total accumulated earnings (loss) 14,498 56,996 134,321
Net Assets $ 63,559 $ 328,356 $ 1,007,772
Net Assets:
Class A $ 32,832 $ 24,712 $ 59,134
Class C 334 120 1,812
Class R — — 5,258
Class R6 — 231,363 516,743
Class Y 27,049 68,121 424,825
Member Class 3,344 4,040 —
Total $ 63,559 $ 328,356 $ 1,007,772
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 782 1,052 1,941
Class C 15 5 83
Class R — — 186
Class R6 — 9,674 15,706
Class Y 554 2,855 13,053
Member Class 80 168 —
Total 1,431 13,754 30,969
Net asset value, offering and redemption price per share:(e)
Class A $ 41.94 $ 23.49 $ 30.47
Class C(f) 21.72 23.25 21.70
Class R — — 28.29
Class R6 — 23.92 32.90
Class Y 48.85 23.86 32.55
Member Class 42.05 24.03 —
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 44.50 $ 24.92 $ 32.33
(a) Includes $3,197 thousand of securities on loan.
(b) Includes $4,052 thousand of securities on loan.
(c) Includes $16,552 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Multi-Cap
Fund
Victory S&P 500
Index Fund
Assets:
Investments, at value (Cost $268,578, $307,608 and $38,628) $ 323,404(a) $ 523,680(b) $ 275,338(c)
Cash 1,632 1,243 2,364
Deposit with broker for futures contracts — — 274
Receivables:
Dividends, interest, and securities lending income 555 213 145
Capital shares issued 73 15 32
Investments sold 251 — —
From Adviser 48 1 —
Prepaid expenses 34 33 39
Total Assets 325,997 525,185 278,192
Liabilities:
Payables:
Collateral received on loaned securities 4,107 1,855 142
Capital shares redeemed 98 241 3
Variation margin on open futures contracts — — 21
Accrued expenses and other payables:
Investment advisory fees 219 334 45
Administration fees 12 20 10
Custodian fees 2 —(d) 1
Transfer agent fees 3 31 4
Sub-Transfer agent fees 7 65 24
Compliance fees —(d) —(d) —(d)
12b-1 fees 1 54 23
Other accrued expenses 25 30 27
Total Liabilities 4,474 2,630 300
Commitments and contingencies (Note 5 )
Net Assets:
Capital 267,037 287,652 31,245
Total accumulated earnings (loss) 54,486 234,903 246,647
Net Assets $ 321,523 $ 522,555 $ 277,892
Net Assets:
Class A $ 10,814 $ 476,849 $ 211,787
Class C — 3,937 —
Class R — — 42,722
Class R6 270,046 — —
Class Y 33,068 41,769 23,383
Member Class 7,595 — —
Total $ 321,523 $ 522,555 $ 277,892
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 488 8,177 7,657
Class C — 119 —
Class R — — 1,557
Class R6 11,938 — —
Class Y 1,468 609 834
Member Class 339 — —
Total 14,233 8,905 10,048
Net asset value, offering and redemption price per share:(e)
Class A $ 22.17 $ 58.32 $ 27.66
Class C(f) — 33.11 —
Class R — — 27.44
Class R6 22.62 — —
Class Y 22.51 68.60 28.05
Member Class 22.44 — —
Maximum Sales Charge — Class A 5.75% 5.75% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 23.52 $ 61.88 $ 28.30
(a) Includes $3,928 thousand of securities on loan.
(b) Includes $1,800 thousand of securities on loan.
(c) Includes $138 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Mid-Cap
Core Growth Fund
Victory Trivalent
International Fund
— Core Equity
Victory Trivalent
International
Small-Cap Fund
Assets:
Investments, at value (Cost $214,268, $176,614 and $2,971,302) $ 271,229 $ 256,227(a) $ 4,225,201(b)
Foreign currency, at value (Cost $—, $59 and $1,723) — 59 1,724
Cash 126 2,318 48,690
Receivables:
Dividends, interest, and securities lending income 206 298 6,513
Capital shares issued 74 1 3,049
Investments sold 485 — 857
From Adviser 2 173 1,008
Reclaims — 594 10,370
Prepaid expenses 29 33 71
Total Assets 272,151 259,703 4,297,483
Liabilities:
Payables:
Collateral received on loaned securities — 1,059 90,326
Investments purchased — — 3,044
Capital shares redeemed 320 3 4,417
Accrued foreign capital gains taxes — 433 —
Accrued expenses and other payables:
Investment advisory fees 169 172 3,251
Administration fees 10 9 157
Custodian fees —(c) 25 63
Transfer agent fees 1 1 293
Sub-Transfer agent fees 63 1 586
Compliance fees —(c) —(c) 3
Trustees' fees 1 — 2
12b-1 fees 15 —(c) 7
Other accrued expenses 24 23 296
Total Liabilities 603 1,726 102,445
Commitments and contingencies (Note 5 )
Net Assets:
Capital 215,868 183,492 2,830,528
Total accumulated earnings (loss) 55,680 74,485 1,364,510
Net Assets $ 271,548 $ 257,977 $ 4,195,038
Net Assets:
Class A $ 127,818 $ 4,511 $ 60,541
Class C 938 — 754
Class I — 4,668 3,337,856
Class R6 64,247 241,069 191,190
Class Y 78,545 7,729 604,697
Total $ 271,548 $ 257,977 $ 4,195,038
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 17,249 462 3,071
Class C 132 — 39
Class I — 474 167,995
Class R6 4,840 24,316 9,571
Class Y 6,546 793 30,599
Total 28,767 26,045 211,275
Net asset value, offering and redemption price per share:(d)
Class A $ 7.41 $ 9.76 $ 19.71
Class C(e) 7.09 — 19.15
Class I — 9.84 19.87
Class R6 13.27 9.91 19.98
Class Y 12.00 9.74 19.76
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 7.86 $ 10.36 $ 20.91
(a) Includes $1,006 thousand of securities on loan.
(b) Includes $105,323 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Investment Income:
Dividends $ 587 $ 3,129 $ 12,689
Interest 24 64 188
Securities lending (net of fees) 1 1 25
Foreign tax withholding (1) — —
Total Income 611 3,194 12,902
Expenses:
Investment advisory fees 315 1,234 4,484
Administration fees 15 78 245
Sub-Administration fees 9 9 9
12b-1 fees — Class A 41 32 76
12b-1 fees — Class C 2 1 10
12b-1 fees — Class R — — 14
Custodian fees 2 7 19
Transfer agent fees — Class A 5 4 5
Transfer agent fees — Class C — (a) — — (a)
Transfer agent fees — Class R — — — (a)
Transfer agent fees — Class R6 — 2 9
Transfer agent fees — Class Y 4 5 18
Transfer agent fees — Member Class 3 3 —
Sub-Transfer agent fees — Class A 15 20 59
Sub-Transfer agent fees — Class C — (a) — (a) 1
Sub-Transfer agent fees — Class R — — 7
Sub-Transfer agent fees — Class Y 19 40 205
Trustees' fees 2 8 25
Compliance fees — (a) 1 4
Legal and audit fees 7 13 29
State registration and filing fees 23 38 37
Other expenses 18 35 66
Total Expenses 480 1,530 5,322
Expenses waived/reimbursed by Adviser (11) (434) (10)
Net Expenses 469 1,096 5,312
Net Investment Income (Loss) 142 2,098 7,590
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,465 6,885 30,287
Net change in unrealized appreciation/depreciation on investment securities 5,288 14,618 90,327
Net realized/unrealized gains (losses) on investments 7,753 21,503 120,614
Change in net assets resulting from operations $ 7,895 $ 23,601 $ 128,204
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Multi-Cap
Fund
Victory S&P 500
Index Fund
Investment Income:
Dividends $ 3,346 $ 2,058 $ 1,672
Interest 75 132 39
Securities lending (net of fees) 2 1 5
Foreign tax withholding — (8) — (a)
Total Income 3,423 2,183 1,716
Expenses:
Investment advisory fees 1,296 1,977 269
Administration fees 77 124 66
Sub-Administration fees 9 9 10
12b-1 fees — Class A 13 593 158
12b-1 fees — Class C — 20 —
12b-1 fees — Class R — — 100
Custodian fees 7 10 6
Transfer agent fees — Class A — (a) 91 9
Transfer agent fees — Class C — — (a) —
Transfer agent fees — Class R — — 1
Transfer agent fees — Class R6 2 — —
Transfer agent fees — Class Y 2 2 — (a)
Transfer agent fees — Member Class 6 — —
Sub-Transfer agent fees — Class A 8 197 51
Sub-Transfer agent fees — Class C — 3 —
Sub-Transfer agent fees — Class R — — 1
Sub-Transfer agent fees — Class Y 14 15 —
Trustees' fees 8 13 7
Compliance fees 1 2 1
Legal and audit fees 13 17 12
State registration and filing fees 31 20 27
Interfund lending fees — 2 —
Other expenses 39 50 36
Total Expenses 1,526 3,145 754
Expenses waived/reimbursed by Adviser (147) (2) —
Net Expenses 1,379 3,143 754
Net Investment Income (Loss) 2,044 (960) 962
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 7,818 20,299 16,587
Net realized gains (losses) from futures contracts — — 221
Net change in unrealized appreciation/depreciation on investment securities 26,739 45,946 10,574
Net change in unrealized appreciation/depreciation on futures contracts — — (51)
Net realized/unrealized gains (losses) on investments 34,557 66,245 27,331
Change in net assets resulting from operations $ 36,601 $ 65,285 $ 28,293
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Mid-Cap
Core Growth Fund
Victory Trivalent
International Fund
— Core Equity
Victory Trivalent
International
Small-Cap Fund
Investment Income:
Dividends $ 1,421 $ 2,511 $ 38,473
Interest 34 39 802
Securities lending (net of fees) 1 3 179
Foreign tax withholding (1) (221) (3,499)
Total Income 1,455 2,332 35,955
Expenses:
Investment advisory fees 1,070 986 18,632
Administration fees 67 58 961
Sub-Administration fees 9 9 9
12b-1 fees — Class A 168 5 78
12b-1 fees — Class C 5 — 4
Custodian fees 6 46 281
Transfer agent fees — Class A 8 1 3
Transfer agent fees — Class C — (a) — — (a)
Transfer agent fees — Class I — — (a) 591
Transfer agent fees — Class R6 1 — (a) 3
Transfer agent fees — Class Y 5 — (a) 14
Sub-Transfer agent fees — Class A 102 2 345
Sub-Transfer agent fees — Class C 1 — — (a)
Sub-Transfer agent fees — Class I — 2 1,385
Sub-Transfer agent fees — Class Y 52 — (a) 279
Trustees' fees 7 7 96
Compliance fees 1 1 16
Legal and audit fees 12 10 111
State registration and filing fees 28 23 76
Interfund lending fees — (a) 1 3
Line of credit fees — — (a) —
Other expenses 32 34 347
Recoupment of prior expenses waived/reimbursed by Adviser — — 25
Total Expenses 1,574 1,185 23,259
Expenses waived/reimbursed by Adviser (7) (490) (2,886)
Net Expenses 1,567 695 20,373
Net Investment Income (Loss) (112) 1,637 15,582
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 19,671 10,964 337,462
Foreign taxes on realized gains — (17) —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (6,869) 18,663 104,643
Net change in accrued foreign taxes on unrealized gains — 51 —
Net realized/unrealized gains (losses) on investments 12,802 29,661 442,105
Change in net assets resulting from operations $ 12,690 $ 31,298 $ 457,687
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 142 $ 100 $ 2,098 $ 4,293
Net realized gains (losses) 2,465 6,857 6,885 14,623
Net change in unrealized appreciation/depreciation 5,288 16 14,618 5,425
Change in net assets resulting from operations 7,895 6,973 23,601 24,341
Distributions to Shareholders:
Class A (3,377) (2,982) (1,000) (3,929)
Class C (59) (72) (4) (18)
Class R6 — — (10,010) (31,791)
Class Y (2,441) (2,369) (2,864) (10,769)
Member Class (345) (295) (163) (593)
Change in net assets resulting from distributions to shareholders (6,222) (5,718) (14,041) (47,100)
Change in net assets resulting from capital transactions 3,764 (4,320) 4,817 31,686
Change in net assets 5,437 (3,065) 14,377 8,927
Net Assets:
Beginning of period 58,122 61,187 313,979 305,052
End of period $ 63,559 $ 58,122 $ 328,356 $ 313,979

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 739 $ 965 $ 1,731 $ 3,189
Distributions reinvested 2,961 2,527 987 3,880
Cost of shares redeemed (2,604) (6,010) (4,287) (5,539)
Total Class A $ 1,096 $ (2,518) $ (1,569) $ 1,530
Class C
Proceeds from shares issued $ 75 $ 171 $ — $ 19
Distributions reinvested 59 72 4 18
Cost of shares redeemed (164) (458) (11) (1)
Total Class C $ (30) $ (215) $ (7) $ 36
Class R6
Proceeds from shares issued $ — $ — $ 17,418 $ 37,531
Distributions reinvested — — 10,007 31,784
Cost of shares redeemed — — (20,666) (49,934)
Total Class R6 $ — $ — $ 6,759 $ 19,381
Class Y
Proceeds from shares issued $ 2,745 $ 6,264 $ 6,563 $ 17,384
Distributions reinvested 2,142 1,837 2,837 10,623
Cost of shares redeemed (2,320) (9,366) (8,676) (18,575)
Total Class Y $ 2,567 $ (1,265) $ 724 $ 9,432
Member Class
Proceeds from shares issued $ 193 $ 854 $ 463 $ 2,968
Distributions reinvested 345 295 163 593
Cost of shares redeemed (407) (1,471) (1,716) (2,254)
Total Member Class $ 131 $ (322) $ (1,090) $ 1,307
Change in net assets resulting from capital transactions $ 3,764 $ (4,320) $ 4,817 $ 31,686
Share Transactions:
Class A
Issued 17 24 72 136
Reinvested 68 59 41 166
Redeemed (60) (148) (178) (234)
Total Class A 25 (65) (65) 68
Class C
Issued 2 6 — — (a)
Reinvested 3 3 — (a) 1
Redeemed (6) (19) — (a) — (a)
Total Class C (1) (10) — (a) 1
Class R6
Issued — — 715 1,594
Reinvested — — 411 1,339
Redeemed — — (851) (2,021)
Total Class R6 — — 275 912
Class Y
Issued 54 130 270 674
Reinvested 42 38 117 449
Redeemed (45) (205) (360) (792)
Total Class Y 51 (37) 27 331
Member Class
Issued 4 21 19 123
Reinvested 8 7 7 25
Redeemed (9) (36) (70) (94)
Total Member Class 3 (8) (44) 54
Change in Shares 78 (120) 193 1,366
(a) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,590 $ 15,791 $ 2,044 $ 4,275
Net realized gains (losses) 30,287 14,215 7,818 11,999
Net change in unrealized appreciation/depreciation 90,327 (57,951) 26,739 (5,959)
Change in net assets resulting from operations 128,204 (27,945) 36,601 10,315
Distributions to Shareholders:
Class A (410) (11,452) (440) (884)
Class C (3) (531) — —
Class R (24) (1,039) — —
Class R6 (5,563) (100,276) (11,481) (27,089)
Class Y (4,200) (76,286) (1,394) (3,394)
Member Class — — (317) (650)
Change in net assets resulting from distributions to shareholders (10,200) (189,584) (13,632) (32,017)
Change in net assets resulting from capital transactions (121,108) 19,780 (13,803) 28,139
Change in net assets (3,104) (197,749) 9,166 6,437
Net Assets:
Beginning of period 1,010,876 1,208,625 312,357 305,920
End of period $ 1,007,772 $ 1,010,876 $ 321,523 $ 312,357

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 2,125 $ 12,447 $ 1,351 $ 1,261
Distributions reinvested 376 10,584 440 884
Cost of shares redeemed (8,107) (18,659) (729) (1,249)
Total Class A $ (5,606) $ 4,372 $ 1,062 $ 896
Class C
Proceeds from shares issued $ 35 $ 525 $ — $ —
Distributions reinvested 3 530 — —
Cost of shares redeemed (534) (1,239) — —
Total Class C $ (496) $ (184) $ — $ —
Class R
Proceeds from shares issued $ 300 $ 1,506 $ — $ —
Distributions reinvested 23 1,026 — —
Cost of shares redeemed (1,358) (1,354) — —
Total Class R $ (1,035) $ 1,178 $ — $ —
Class R6
Proceeds from shares issued $ 22,085 $ 77,084 $ 22,447 $ 67,437
Distributions reinvested 5,454 98,129 10,622 25,087
Cost of shares redeemed (106,216) (196,573) (47,567) (66,188)
Total Class R6 $ (78,677) $ (21,360) $ (14,498) $ 26,336
Class Y
Proceeds from shares issued $ 26,861 $ 98,561 $ 1,760 $ 5,739
Distributions reinvested 3,798 71,285 1,293 3,141
Cost of shares redeemed (65,953) (134,072) (3,477) (9,654)
Total Class Y $ (35,294) $ 35,774 $ (424) $ (774)
Member Class
Proceeds from shares issued $ — $ — $ 920 $ 2,828
Distributions reinvested — — 317 650
Cost of shares redeemed — — (1,180) (1,797)
Total Member Class $ — $ — $ 57 $ 1,681
Change in net assets resulting from capital transactions $ (121,108) $ 19,780 $ (13,803) $ 28,139

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Share Transactions:
Class A
Issued 72 381 61 62
Reinvested 12 338 19 40
Redeemed (275) (626) (33) (57)
Total Class A (191) 93 47 45
Class C
Issued 2 26 — —
Reinvested —(a) 24 — —
Redeemed (27) (58) — —
Total Class C (25) (8) — —
Class R
Issued 11 53 — —
Reinvested 1 35 — —
Redeemed (48) (49) — —
Total Class R (36) 39 — —
Class R6
Issued 690 2,352 996 3,091
Reinvested 163 2,901 460 1,100
Redeemed (3,333) (5,992) (2,072) (3,024)
Total Class R6 (2,480) (739) (616) 1,167
Class Y
Issued 849 3,006 79 259
Reinvested 115 2,131 56 138
Redeemed (2,081) (4,224) (155) (444)
Total Class Y (1,117) 913 (20) (47)
Member Class
Issued — — 42 127
Reinvested — — 14 29
Redeemed — — (53) (82)
Total Member Class — — 3 74
Change in Shares (3,849) 298 (586) 1,239
(a) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Multi-Cap Fund Victory S&P 500 Index Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (960) $ (1,639) $ 962 $ 2,022
Net realized gains (losses) 20,299 71,613 16,808 44,426
Net change in unrealized appreciation/depreciation 45,946 4,025 10,523 (10,000)
Change in net assets resulting from operations 65,285 73,999 28,293 36,448
Distributions to Shareholders:
Class A (61,195) (35,580) (15,584) (29,779)
Class C (796) (459) — —
Class R — — (3,032) (5,296)
Class Y (4,737) (3,211) (1,814) (4,417)
Change in net assets resulting from distributions to shareholders (66,728) (39,250) (20,430) (39,492)
Change in net assets resulting from capital transactions 27,272 (8,109) 3,889 (15,679)
Change in net assets 25,829 26,640 11,752 (18,723)
Net Assets:
Beginning of period 496,726 470,086 266,140 284,863
End of period $ 522,555 $ 496,726 $ 277,892 $ 266,140

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Multi-Cap Fund Victory S&P 500 Index Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 6,286 $ 7,106 $ 4,975 $ 12,127
Distributions reinvested 53,392 31,085 13,400 25,665
Cost of shares redeemed (27,059) (47,805) (16,457) (25,560)
Total Class A $ 32,619 $ (9,614) $ 1,918 $ 12,232
Class C
Proceeds from shares issued $ 568 $ 608 $ — $ —
Distributions reinvested 793 457 — —
Cost of shares redeemed (1,031) (484) — —
Total Class C $ 330 $ 581 $ — $ —
Class R
Proceeds from shares issued $ — $ — $ 9,568 $ 11,658
Distributions reinvested — — 3,032 5,296
Cost of shares redeemed — — (4,578) (14,798)
Total Class R $ — $ — $ 8,022 $ 2,156
Class Y
Proceeds from shares issued $ 2,728 $ 4,371 $ 5,964 $ 4,723
Distributions reinvested 4,432 2,899 1,808 4,404
Cost of shares redeemed (12,837) (6,346) (13,823) (39,194)
Total Class Y $ (5,677) $ 924 $ (6,051) $ (30,067)
Change in net assets resulting from capital transactions $ 27,272 $ (8,109) $ 3,889 $ (15,679)
Share Transactions:
Class A
Issued 106 127 177 455
Reinvested 919 550 484 976
Redeemed (436) (858) (587) (959)
Total Class A 589 (181) 74 472
Class C
Issued 15 17 — —
Reinvested 24 13 — —
Redeemed (26) (14) — —
Total Class C 13 16 — —
Class R
Issued — — 343 438
Reinvested — — 111 203
Redeemed — — (163) (574)
Total Class R — — 291 67
Class Y
Issued 38 67 214 166
Reinvested 65 45 64 165
Redeemed (170) (101) (469) (1,403)
Total Class Y (67) 11 (191) (1,072)
Change in Shares 535 (154) 174 (533)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Mid-Cap Core Growth
Fund
Victory Trivalent International
Fund — Core Equity
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (112) $ (97) $ 1,637 $ 5,157
Net realized gains (losses) 19,671 56,658 10,947 15,918
Net change in unrealized appreciation/depreciation (6,869) (18,984) 18,714 21,815
Change in net assets resulting from operations 12,690 37,577 31,298 42,890
Distributions to Shareholders:
Class A (25,972) (27,402) (434) (120)
Class C (194) (279) — —
Class I — — (461) (121)
Class R6 (7,937) (8,053) (23,718) (7,208)
Class Y (10,615) (12,927) (764) (249)
Change in net assets resulting from distributions to shareholders (44,718) (48,661) (25,377) (7,698)
Change in net assets resulting from capital transactions 17,915 (22,156) 13,367 (16,445)
Change in net assets (14,113) (33,240) 19,288 18,747
Net Assets:
Beginning of period 285,661 318,901 238,689 219,942
End of period $ 271,548 $ 285,661 $ 257,977 $ 238,689

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Mid-Cap Core Growth
Fund
Victory Trivalent International
Fund — Core Equity
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 3,720 $ 7,041 $ 225 $ 278
Distributions reinvested 24,242 25,423 373 102
Cost of shares redeemed (15,701) (33,921) (175) (979)
Total Class A $ 12,261 $ (1,457) $ 423 $ (599)
Class C
Proceeds from shares issued $ 18 $ 48 $ — $ —
Distributions reinvested 194 279 — —
Cost of shares redeemed (133) (1,182) — —
Total Class C $ 79 $ (855) $ — $ —
Class I
Proceeds from shares issued $ — $ — $ 286 $ 8
Distributions reinvested — — 461 121
Cost of shares redeemed — — (116) (397)
Total Class I $ — $ — $ 631 $ (268)
Class R6
Proceeds from shares issued $ 2,545 $ 6,430 $ 1,501 $ 939
Distributions reinvested 7,935 8,049 23,718 7,208
Cost of shares redeemed (6,446) (14,389) (11,578) (23,920)
Total Class R6 $ 4,034 $ 90 $ 13,641 $ (15,773)
Class Y
Proceeds from shares issued $ 1,882 $ 5,008 $ 344 $ 145
Distributions reinvested 10,376 12,579 752 246
Cost of shares redeemed (10,717) (37,521) (2,424) (196)
Total Class Y $ 1,541 $ (19,934) $ (1,328) $ 195
Change in net assets resulting from capital transactions $ 17,915 $ (22,156) $ 13,367 $ (16,445)
Share Transactions:
Class A
Issued 447 797 23 32
Reinvested 3,250 2,953 38 13
Redeemed (1,784) (3,791) (17) (116)
Total Class A 1,913 (41) 44 (71)
Class C
Issued 2 4 — —
Reinvested 27 33 — —
Redeemed (15) (133) — —
Total Class C 14 (96) — —
Class I
Issued — — 27 1
Reinvested — — 47 15
Redeemed — — (11) (47)
Total Class I — — 63 (31)
Class R6
Issued 174 461 150 107
Reinvested 593 574 2,384 900
Redeemed (437) (1,005) (1,175) (2,743)
Total Class R6 330 30 1,359 (1,736)
Class Y
Issued 141 379 35 17
Reinvested 859 979 77 31
Redeemed (791) (2,840) (230) (22)
Total Class Y 209 (1,482) (118) 26
Change in Shares 2,466 (1,589) 1,348 (1,812)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 15,582 $ 76,337
Net realized gains (losses) 337,462 280,019
Net change in unrealized appreciation/depreciation 104,643 495,946
Change in net assets resulting from operations 457,687 852,302
Distributions to Shareholders:
Class A (3,441) (925)
Class C (37) (8)
Class I (197,358) (60,851)
Class R6 (10,948) (2,703)
Class Y (34,966) (10,488)
Change in net assets resulting from distributions to shareholders (246,750) (74,975)
Change in net assets resulting from capital transactions 180,545 (435,298)
Change in net assets 391,482 342,029
Net Assets:
Beginning of period 3,803,556 3,461,527
End of period $ 4,195,038 $ 3,803,556

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 6,237 $ 16,735
Distributions reinvested 2,171 686
Cost of shares redeemed (13,754) (28,945)
Total Class A $ (5,346) $ (11,524)
Class C
Proceeds from shares issued $ 14 $ 13
Distributions reinvested 36 7
Cost of shares redeemed (164) (814)
Total Class C $ (114) $ (794)
Class I
Proceeds from shares issued $ 392,091 $ 657,030
Distributions reinvested 155,372 47,463
Cost of shares redeemed (377,526) (1,069,011)
Total Class I $ 169,937 $ (364,518)
Class R6
Proceeds from shares issued $ 42,114 $ 24,909
Distributions reinvested 9,652 2,332
Cost of shares redeemed (21,002) (32,749)
Total Class R6 $ 30,764 $ (5,508)
Class Y
Proceeds from shares issued $ 49,854 $ 80,674
Distributions reinvested 34,225 10,208
Cost of shares redeemed (98,775) (143,836)
Total Class Y $ (14,696) $ (52,954)
Change in net assets resulting from capital transactions $ 180,545 $ (435,298)
Share Transactions:
Class A
Issued 319 1,016
Reinvested 111 47
Redeemed (701) (1,857)
Total Class A (271) (794)
Class C
Issued 1 1
Reinvested 2 1
Redeemed (9) (55)
Total Class C (6) (53)
Class I
Issued 20,065 41,632
Reinvested 7,836 3,222
Redeemed (19,094) (66,795)
Total Class I 8,807 (21,941)
Class R6
Issued 2,119 1,541
Reinvested 484 157
Redeemed (1,057) (1,974)
Total Class R6 1,546 (276)
Class Y
Issued 2,544 5,156
Reinvested 1,736 696
Redeemed (5,038) (9,090)
Total Class Y (758) (3,238)
Change in Shares 9,318 (26,302)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
65
See notes to financial statements.
Victory Integrity Discovery Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $40.90 $39.81 $35.60 $36.72 $45.53 $24.03
Investment Activities:
Net investment income (loss)(a) 0.08 0.03 0.03 0.14 (0.10) (0.07)
Net realized and unrealized gains (losses) 5.64 4.90 4.73 2.15 (6.57) 21.57
Total from Investment Activities 5.72 4.93 4.76 2.29 (6.67) 21.50
Distributions to Shareholders from:
Net investment income (0.08) (0.02) (0.16) — — —
Net realized gains (4.60) (3.82) (0.39) (3.41) (2.14) —
Total Distributions (4.68) (3.84) (0.55) (3.41) (2.14) —
Net Asset Value, End of Period $41.94 $40.90 $39.81 $35.60 $36.72 $45.53
Total Return(b)(c) 13.62% 11.99% 13.43% 6.11% (15.25)% 89.47%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.57% 1.59% 1.60% 1.59% 1.57% 1.62%
Net Investment Income (Loss)(d) 0.37% 0.08% 0.07% 0.37% (0.23)% (0.20)%
Gross Expenses(d)(e) 1.57% 1.59% 1.60% 1.59% 1.57% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $32,832 $30,992 $32,732 $33,409 $35,308 $45,073
Portfolio Turnover(b)(f) 14% 33% 37% 35% 36% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory Integrity Discovery Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $23.13 $24.12 $21.80 $23.91 $30.67 $16.32
Investment Activities:
Net investment income (loss)(a) (0.06)(b) (0.19) (0.18) (0.12) (0.32) (0.21)
Net realized and unrealized gains (losses) 3.25 3.02 2.89 1.42 (4.30) 14.56
Total from Investment Activities 3.19 2.83 2.71 1.30 (4.62) 14.35
Distributions to Shareholders from:
Net realized gains (4.60) (3.82) (0.39) (3.41) (2.14) —
Total Distributions (4.60) (3.82) (0.39) (3.41) (2.14) —
Net Asset Value, End of Period $21.72 $23.13 $24.12 $21.80 $23.91 $30.67
Total Return(c)(d) 13.14% 11.01% 12.50% 5.17% (15.98)% 87.93%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.45% 2.45% 2.45% 2.45% 2.45% 2.45%
Net Investment Income (Loss)(e) (0.48)% (0.79)% (0.80)% (0.51)% (1.11)% (0.95)%
Gross Expenses(e)(f) 5.57% 5.42% 4.27% 3.41% 3.02% 2.87%
Supplemental Data:
Net Assets at end of period (000's) $334 $374 $619 $831 $1,227 $2,079
Portfolio Turnover(c)(g) 14% 33% 37% 35% 36% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $46.98 $45.22 $40.34 $41.12 $50.63 $26.64
Investment Activities:
Net investment income (loss)(a) 0.14 0.12 0.10 0.24 (0.03) 0.03
Net realized and unrealized gains (losses) 6.46 5.55 5.38 2.39 (7.34) 23.96
Total from Investment Activities 6.60 5.67 5.48 2.63 (7.37) 23.99
Distributions to Shareholders from:
Net investment income (0.13) (0.09) (0.21) — — —
Net realized gains (4.60) (3.82) (0.39) (3.41) (2.14) —
Total Distributions (4.73) (3.91) (0.60) (3.41) (2.14) —
Net Asset Value, End of Period $48.85 $46.98 $45.22 $40.34 $41.12 $50.63
Total Return(b)(c) 13.73% 12.17% 13.67% 6.29% (15.09)% 90.05%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.38% 1.41% 1.44% 1.40% 1.38% 1.31%
Net Investment Income (Loss)(d) 0.56% 0.26% 0.24% 0.57% (0.05)% 0.07%
Gross Expenses(d)(e) 1.38% 1.41% 1.45% 1.40% 1.38% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $27,049 $23,616 $24,439 $21,471 $24,479 $40,600
Portfolio Turnover(b)(f) 14% 33% 37% 35% 36% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory Integrity Discovery Fund
Member Class
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $41.01 $39.93 $35.70 $36.80 $45.58 $26.37
Investment Activities:
Net investment income (loss)(b) 0.10 0.07 0.07 0.17 (0.04) (0.30)
Net realized and unrealized gains (losses) 5.66 4.88 4.76 2.14 (6.60) 19.51
Total from Investment Activities 5.76 4.95 4.83 2.31 (6.64) 19.21
Distributions to Shareholders from:
Net investment income (0.12) (0.05) (0.21) — — —
Net realized gains (4.60) (3.82) (0.39) (3.41) (2.14) —
Total Distributions (4.72) (3.87) (0.60) (3.41) (2.14) —
Net Asset Value, End of Period $42.05 $41.01 $39.93 $35.70 $36.80 $45.58
Total Return(c)(d) 13.67% 12.00% 13.58% 6.15% (15.17)% 72.85%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.50% 1.50% 1.50% 1.50% 1.50% 1.50%
Net Investment Income (Loss)(e) 0.44% 0.17% 0.17% 0.46% (0.10)% (1.04)%
Gross Expenses(e)(f) 1.81% 1.93% 1.88% 1.82% 1.99% 5.05%
Supplemental Data:
Net Assets at end of period (000's) $3,344 $3,140 $3,397 $3,377 $3,232 $2,172
Portfolio Turnover(c)(g) 14% 33% 37% 35% 36% 41%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $22.77 $24.66 $22.73 $21.11 $23.72 $15.30
Investment Activities:
Net investment income (loss)(a) 0.11 0.25 0.19 0.19 0.21 0.13
Net realized and unrealized gains (losses) 1.59 1.71 2.41 2.67 (1.66) 8.74
Total from Investment Activities 1.70 1.96 2.60 2.86 (1.45) 8.87
Distributions to Shareholders from:
Net investment income (0.15) (0.30) (0.09) (0.28) — (0.37)
Net realized gains (0.83) (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — — (0.08)
Total Distributions (0.98) (3.85) (0.67) (1.24) (1.16) (0.45)
Net Asset Value, End of Period $23.49 $22.77 $24.66 $22.73 $21.11 $23.72
Total Return(b)(c) 7.39% 7.78% 11.72% 13.83% (6.56)% 58.66%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(d) 0.94% 1.03% 0.81% 0.86% 0.90% 0.64%
Gross Expenses(d)(e) 1.33% 1.33% 1.37% 1.35% 1.42% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $24,712 $25,436 $25,867 $25,184 $19,898 $12,542
Portfolio Turnover(b)(f) 23% 49% 75% 57% 70% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $22.49 $24.46 $22.63 $21.03 $23.81 $15.37
Investment Activities:
Net investment income (loss)(a) 0.02 0.07 0.01 0.02 0.03 (0.05)
Net realized and unrealized gains (losses) 1.57 1.69 2.40 2.66 (1.65) 8.82
Total from Investment Activities 1.59 1.76 2.41 2.68 (1.62) 8.77
Distributions to Shareholders from:
Net investment income — (0.18) — (0.12) — (0.27)
Net realized gains (0.83) (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — — (0.06)
Total Distributions (0.83) (3.73) (0.58) (1.08) (1.16) (0.33)
Net Asset Value, End of Period $23.25 $22.49 $24.46 $22.63 $21.03 $23.81
Total Return(b)(c) 7.00% 6.94% 10.90% 12.98% (7.26)% 57.43%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.75% 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(d) 0.18% 0.32% 0.06% 0.11% 0.14% (0.25)%
Gross Expenses(d)(e) 14.25% 15.55% 15.97% 13.08% 2.82% 16.27%
Supplemental Data:
Net Assets at end of period (000's) $120 $123 $98 $99 $83 $78
Portfolio Turnover(b)(f) 23% 49% 75% 57% 70% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $23.20 $25.06 $23.07 $21.40 $23.99 $15.47
Investment Activities:
Net investment income (loss)(a) 0.16 0.35 0.28 0.28 0.31 0.19
Net realized and unrealized gains (losses) 1.63 1.73 2.47 2.71 (1.69) 8.85
Total from Investment Activities 1.79 2.08 2.75 2.99 (1.38) 9.04
Distributions to Shareholders from:
Net investment income (0.24) (0.39) (0.18) (0.36) (0.05) (0.43)
Net realized gains (0.83) (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — — (0.09)
Total Distributions (1.07) (3.94) (0.76) (1.32) (1.21) (0.52)
Net Asset Value, End of Period $23.92 $23.20 $25.06 $23.07 $21.40 $23.99
Total Return(b)(c) 7.63% 8.18% 12.20% 14.29% (6.21)% 59.24%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(d) 1.34% 1.44% 1.20% 1.26% 1.28% 0.94%
Gross Expenses(d)(e) 0.85% 0.86% 0.87% 0.87% 0.87% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $231,363 $218,063 $212,708 $232,401 $207,959 $226,652
Portfolio Turnover(b)(f) 23% 49% 75% 57% 70% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $23.14 $25.00 $23.03 $21.36 $23.95 $15.44
Investment Activities:
Net investment income (loss)(a) 0.15 0.31 0.25 0.25 0.28 0.06
Net realized and unrealized gains (losses) 1.61 1.74 2.44 2.70 (1.70) 8.94
Total from Investment Activities 1.76 2.05 2.69 2.95 (1.42) 9.00
Distributions to Shareholders from:
Net investment income (0.21) (0.36) (0.14) (0.32) (0.01) (0.41)
Net realized gains (0.83) (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — — (0.08)
Total Distributions (1.04) (3.91) (0.72) (1.28) (1.17) (0.49)
Net Asset Value, End of Period $23.86 $23.14 $25.00 $23.03 $21.36 $23.95
Total Return(b)(c) 7.51% 8.03% 11.98% 14.14% (6.35)% 59.03%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.75% 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(d) 1.19% 1.29% 1.06% 1.12% 1.18% 0.29%
Gross Expenses(d)(e) 1.00% 1.00% 1.01% 1.04% 1.03% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $68,121 $65,424 $62,417 $59,183 $45,535 $25,003
Portfolio Turnover(b)(f) 23% 49% 75% 57% 70% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Member Class
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $23.28 $25.14 $23.15 $21.47 $24.08 $16.94
Investment Activities:
Net investment income (loss)(b) 0.14 0.30 0.22 0.23 0.27 (0.26)
Net realized and unrealized gains (losses) 1.63 1.73 2.47 2.72 (1.72) 7.58
Total from Investment Activities 1.77 2.03 2.69 2.95 (1.45) 7.32
Distributions to Shareholders from:
Net investment income (0.19) (0.34) (0.12) (0.31) — (0.17)
Net realized gains (0.83) (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — — (0.01)
Total Distributions (1.02) (3.89) (0.70) (1.27) (1.16) (0.18)
Net Asset Value, End of Period $24.03 $23.28 $25.14 $23.15 $21.47 $24.08
Total Return(c)(d) 7.50% 7.89% 11.91% 14.02% (6.46)% 43.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 1.11% 1.23% 0.95% 1.04% 1.11% (1.69)%
Gross Expenses(e)(f) 1.38% 1.43% 1.42% 1.53% 1.97% 8.67%
Supplemental Data:
Net Assets at end of period (000's) $4,040 $4,933 $3,962 $3,719 $2,385 $845
Portfolio Turnover(c)(g) 23% 49% 75% 57% 70% 67%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
74
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $27.15 $33.07 $33.19 $32.51 $43.97 $24.40
Investment Activities:
Net investment income (loss)(a) 0.16 0.30 0.29 0.24 0.03 (0.01)
Net realized and unrealized gains (losses) 3.37 (0.72) 3.04 4.82 (4.51) 19.61
Total from Investment Activities 3.53 (0.42) 3.33 5.06 (4.48) 19.60
Distributions to Shareholders from:
Net investment income (0.20) (0.48) (0.31) (0.05) (0.04) (0.03)
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94) —
Total Distributions (0.21) (5.50) (3.45) (4.38) (6.98) (0.03)
Net Asset Value, End of Period $30.47 $27.15 $33.07 $33.19 $32.51 $43.97
Total Return(b)(c) 12.99% (3.31)% 10.42% 16.23% (12.11)% 80.37%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.43% 1.43% 1.44% 1.43% 1.50% 1.50%
Net Investment Income (Loss)(d) 1.06% 0.96% 0.88% 0.71% 0.08% (0.02)%
Gross Expenses(d)(e) 1.43% 1.43% 1.44% 1.43% 1.50% 1.50%
Supplemental Data:
Net Assets at end of period (000's) $59,134 $57,886 $67,444 $71,905 $69,687 $91,203
Portfolio Turnover(b)(f) 19% 44% 62%(g) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $19.33 $25.01 $25.89 $26.39 $37.22 $20.81
Investment Activities:
Net investment income (loss)(a) 0.01 0.02 (0.02) (0.05) (0.22) (0.26)
Net realized and unrealized gains (losses) 2.40 (0.40) 2.36 3.88 (3.67) 16.67
Total from Investment Activities 2.41 (0.38) 2.34 3.83 (3.89) 16.41
Distributions to Shareholders from:
Net investment income (0.03) (0.28) (0.08) — — —
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94) —
Total Distributions (0.04) (5.30) (3.22) (4.33) (6.94) —
Net Asset Value, End of Period $21.70 $19.33 $25.01 $25.89 $26.39 $37.22
Total Return(b)(c) 12.45% (4.24)% 9.41% 15.23% (12.77)% 78.86%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.35% 2.35% 2.35% 2.29% 2.25% 2.34%
Net Investment Income (Loss)(d) 0.10% 0.07% (0.08)% (0.17)% (0.67)% (0.89)%
Gross Expenses(d)(e) 2.72% 2.67% 2.38% 2.29% 2.25% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $1,812 $2,082 $2,889 $4,746 $5,667 $7,578
Portfolio Turnover(b)(f) 19% 44% 62%(g) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $25.19 $31.09 $31.43 $31.04 $42.35 $23.53
Investment Activities:
Net investment income (loss)(a) 0.10 0.18 0.19 0.12 (0.07) (0.10)
Net realized and unrealized gains (losses) 3.13 (0.64) 2.86 4.60 (4.30) 18.92
Total from Investment Activities 3.23 (0.46) 3.05 4.72 (4.37) 18.82
Distributions to Shareholders from:
Net investment income (0.12) (0.42) (0.25) — — —
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94) —
Total Distributions (0.13) (5.44) (3.39) (4.33) (6.94) —
Net Asset Value, End of Period $28.29 $25.19 $31.09 $31.43 $31.04 $42.35
Total Return(b)(c) 12.80% (3.63)% 10.06% 15.86% (12.32)% 79.91%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.75% 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(d) 0.73% 0.63% 0.60% 0.39% (0.18)% (0.29)%
Gross Expenses(d)(e) 1.96% 1.97% 1.98% 1.99% 1.99% 1.95%
Supplemental Data:
Net Assets at end of period (000's) $5,258 $5,604 $5,689 $4,538 $4,605 $7,099
Portfolio Turnover(b)(f) 19% 44% 62%(g) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $29.36 $35.34 $35.21 $34.24 $45.91 $25.43
Investment Activities:
Net investment income (loss)(a) 0.25 0.48 0.47 0.42 0.26 0.18
Net realized and unrealized gains (losses) 3.65 (0.82) 3.26 5.09 (4.75) 20.47
Total from Investment Activities 3.90 (0.34) 3.73 5.51 (4.49) 20.65
Distributions to Shareholders from:
Net investment income (0.35) (0.62) (0.46) (0.21) (0.24) (0.17)
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94) —
Total Distributions (0.36) (5.64) (3.60) (4.54) (7.18) (0.17)
Net Asset Value, End of Period $32.90 $29.36 $35.34 $35.21 $34.24 $45.91
Total Return(b)(c) 13.25% (2.86)% 10.94% 16.78% (11.63)% 81.42%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.95% 0.96% 0.96% 0.96% 0.95% 0.96%
Net Investment Income (Loss)(d) 1.54% 1.45% 1.34% 1.19% 0.61% 0.52%
Gross Expenses(d)(e) 0.95% 0.96% 0.96% 0.96% 0.95% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $516,743 $533,941 $668,753 $771,075 $716,271 $1,145,953
Portfolio Turnover(b)(f) 19% 44% 62%(g) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $29.03 $34.99 $34.90 $33.98 $45.62 $25.27
Investment Activities:
Net investment income (loss)(a) 0.23 0.44 0.42 0.38 0.21 0.13
Net realized and unrealized gains (losses) 3.61 (0.80) 3.23 5.05 (4.71) 20.34
Total from Investment Activities 3.84 (0.36) 3.65 5.43 (4.50) 20.47
Distributions to Shareholders from:
Net investment income (0.31) (0.58) (0.42) (0.18) (0.20) (0.12)
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94) —
Total Distributions (0.32) (5.60) (3.56) (4.51) (7.14) (0.12)
Net Asset Value, End of Period $32.55 $29.03 $34.99 $34.90 $33.98 $45.62
Total Return(b)(c) 13.22% (2.96)% 10.84% 16.65% (11.72)% 81.13%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.05% 1.06% 1.07% 1.06% 1.07% 1.08%
Net Investment Income (Loss)(d) 1.44% 1.33% 1.21% 1.10% 0.51% 0.36%
Gross Expenses(d)(e) 1.05% 1.06% 1.07% 1.06% 1.07% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $424,825 $411,363 $463,850 $724,723 $606,277 $765,951
Portfolio Turnover(b)(f) 19% 44% 62%(g) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $20.68 $22.15 $20.65 $19.70 $22.98 $13.46
Investment Activities:
Net investment income (loss)(a) 0.11 0.23 0.19 0.18 0.15 0.05
Net realized and unrealized gains (losses) 2.31 0.58 1.77 2.68 (1.99) 9.73
Total from Investment Activities 2.42 0.81 1.96 2.86 (1.84) 9.78
Distributions to Shareholders from:
Net investment income (0.18) (0.19) (0.19) (0.16) (0.05) (0.26)
Net realized gains (0.75) (2.09) (0.27) (1.75) (1.39) —
Total Distributions (0.93) (2.28) (0.46) (1.91) (1.44) (0.26)
Net Asset Value, End of Period $22.17 $20.68 $22.15 $20.65 $19.70 $22.98
Total Return(b)(c) 11.65% 2.95% 9.62% 15.08% (8.64)% 73.21%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(d) 1.00% 1.05% 0.90% 0.90% 0.67% 0.27%
Gross Expenses(d)(e) 1.44% 1.47% 1.51% 1.51% 1.50% 1.68%
Supplemental Data:
Net Assets at end of period (000's) $10,814 $9,115 $8,764 $8,049 $7,149 $6,589
Portfolio Turnover(b)(f) 20% 47% 75% 55% 63% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $21.11 $22.55 $21.01 $20.00 $23.30 $13.64
Investment Activities:
Net investment income (loss)(a) 0.15 0.30 0.26 0.25 0.22 0.14
Net realized and unrealized gains (losses) 2.35 0.60 1.79 2.73 (2.02) 9.82
Total from Investment Activities 2.50 0.90 2.05 2.98 (1.80) 9.96
Distributions to Shareholders from:
Net investment income (0.24) (0.25) (0.24) (0.22) (0.11) (0.30)
Net realized gains (0.75) (2.09) (0.27) (1.75) (1.39) —
Total Distributions (0.99) (2.34) (0.51) (1.97) (1.50) (0.30)
Net Asset Value, End of Period $22.62 $21.11 $22.55 $21.01 $20.00 $23.30
Total Return(b)(c) 11.77% 3.26% 9.98% 15.47% (8.38)% 73.68%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(d) 1.27% 1.36% 1.21% 1.21% 0.97% 0.72%
Gross Expenses(d)(e) 0.90% 0.90% 0.94% 0.93% 0.93% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $270,046 $264,947 $256,829 $191,098 $151,752 $143,273
Portfolio Turnover(b)(f) 20% 47% 75% 55% 63% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $21.00 $22.46 $20.93 $19.93 $23.23 $13.60
Investment Activities:
Net investment income (loss)(a) 0.14 0.28 0.24 0.23 0.21 0.12
Net realized and unrealized gains (losses) 2.35 0.59 1.80 2.73 (2.02) 9.81
Total from Investment Activities 2.49 0.87 2.04 2.96 (1.81) 9.93
Distributions to Shareholders from:
Net investment income (0.23) (0.24) (0.24) (0.21) (0.10) (0.30)
Net realized gains (0.75) (2.09) (0.27) (1.75) (1.39) —
Total Distributions (0.98) (2.33) (0.51) (1.96) (1.49) (0.30)
Net Asset Value, End of Period $22.51 $21.00 $22.46 $20.93 $19.93 $23.23
Total Return(b)(c) 11.79% 3.18% 9.88% 15.42% (8.45)% 73.61%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(d) 1.23% 1.29% 1.14% 1.14% 0.91% 0.66%
Gross Expenses(d)(e) 1.02% 1.02% 0.99% 0.98% 0.97% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $33,068 $31,254 $34,469 $47,787 $46,579 $56,537
Portfolio Turnover(b)(f) 20% 47% 75% 55% 63% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Member Class
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $20.93 $22.39 $20.86 $19.87 $23.18 $14.86
Investment Activities:
Net investment income (loss)(b) 0.13 0.27 0.23 0.22 0.21 (0.27)
Net realized and unrealized gains (losses) 2.34 0.59 1.79 2.72 (2.04) 8.73
Total from Investment Activities 2.47 0.86 2.02 2.94 (1.83) 8.46
Distributions to Shareholders from:
Net investment income (0.21) (0.23) (0.22) (0.20) (0.09) (0.14)
Net realized gains (0.75) (2.09) (0.27) (1.75) (1.39) —
Total Distributions (0.96) (2.32) (0.49) (1.95) (1.48) (0.14)
Net Asset Value, End of Period $22.44 $20.93 $22.39 $20.86 $19.87 $23.18
Total Return(c)(d) 11.76% 3.13% 9.84% 15.28% (8.50)% 57.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) 1.17% 1.26% 1.07% 1.08% 0.90% (1.84)%
Gross Expenses(e)(f) 1.28% 1.38% 1.38% 1.40% 1.59% 4.39%
Supplemental Data:
Net Assets at end of period (000's) $7,595 $7,041 $5,858 $6,040 $5,054 $2,388
Portfolio Turnover(c)(g) 20% 47% 75% 55% 63% 61%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Multi-Cap Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $58.89 $54.75 $46.61 $43.96 $53.57 $38.28
Investment Activities:
Net investment income (loss)(a) (0.12) (0.20) (0.14) 0.01 —(b) (0.09)
Net realized and unrealized gains (losses) 7.94 9.11 10.48 8.74 (3.48) 15.41
Total from Investment Activities 7.82 8.91 10.34 8.75 (3.48) 15.32
Distributions to Shareholders from:
Net investment income (0.10) — (0.01) —(b) — (0.03)
Net realized gains (8.29) (4.77) (2.19) (6.10) (6.13) —
Total Distributions (8.39) (4.77) (2.20) (6.10) (6.13) (0.03)
Net Asset Value, End of Period $58.32 $58.89 $54.75 $46.61 $43.96 $53.57
Total Return(c)(d) 13.35% 16.61% 23.03% 21.82% (8.71)% 40.04%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.21% 1.24% 1.26% 1.29% 1.28% 1.35%
Net Investment Income (Loss)(e) (0.38)% (0.36)% (0.28)% 0.01% 0.00%(g) (0.20)%
Gross Expenses(e)(f) 1.21% 1.24% 1.26% 1.29% 1.28% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $476,849 $446,858 $425,370 $373,676 $332,533 $393,769
Portfolio Turnover(c)(h) 37% 88% 75% 83% 64% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Amount is less than 0.005%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
Victory Multi-Cap Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $36.73 $36.07 $31.69 $31.96 $40.76 $29.35
Investment Activities:
Net investment income (loss)(a) (0.26) (0.46) (0.39) (0.27) (0.35) (0.35)
Net realized and unrealized gains (losses) 4.93 5.89 6.96 6.10 (2.32) 11.76
Total from Investment Activities 4.67 5.43 6.57 5.83 (2.67) 11.41
Distributions to Shareholders from:
Net investment income — — — —(b) — —
Net realized gains (8.29) (4.77) (2.19) (6.10) (6.13) —
Total Distributions (8.29) (4.77) (2.19) (6.10) (6.13) —
Net Asset Value, End of Period $33.11 $36.73 $36.07 $31.69 $31.96 $40.76
Total Return(c)(d) 12.82% 15.53% 21.92% 20.78% (9.53)% 38.88%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.16% 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss)(e) (1.33)% (1.28)% (1.19)% (0.85)% (0.88)% (1.00)%
Gross Expenses(e)(f) 2.27% 2.43% 2.76% 2.38% 2.37% 2.32%
Supplemental Data:
Net Assets at end of period (000's) $3,937 $3,909 $3,244 $2,625 $3,287 $4,339
Portfolio Turnover(c)(g) 37% 88% 75% 83% 64% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Multi-Cap Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $67.97 $62.37 $52.76 $48.98 $58.88 $42.05
Investment Activities:
Net investment income (loss)(a) (0.04) (0.04) 0.01 0.17 0.19 0.08
Net realized and unrealized gains (losses) 9.18 10.41 11.92 9.83 (3.96) 16.93
Total from Investment Activities 9.14 10.37 11.93 10.00 (3.77) 17.01
Distributions to Shareholders from:
Net investment income (0.22) — (0.13) (0.12) — (0.18)
Net realized gains (8.29) (4.77) (2.19) (6.10) (6.13) —
Total Distributions (8.51) (4.77) (2.32) (6.22) (6.13) (0.18)
Net Asset Value, End of Period $68.60 $67.97 $62.37 $52.76 $48.98 $58.88
Total Return(b)(c) 13.52% 16.94% 23.42% 22.20% (8.41)% 40.51%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.93% 0.95% 0.97% 0.96% 0.96% 0.99%
Net Investment Income (Loss)(d) (0.11)% (0.07)% 0.02% 0.34% 0.32% 0.16%
Gross Expenses(d)(e) 0.93% 0.95% 0.97% 0.96% 0.96% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $41,769 $45,959 $41,472 $36,911 $35,063 $40,374
Portfolio Turnover(b)(f) 37% 88% 75% 83% 64% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
Victory S&P 500 Index Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $26.94 $27.33 $23.37 $21.24 $25.84 $19.80
Investment Activities:
Net investment income (loss)(a) 0.10 0.22 0.24 0.25 0.23 0.22
Net realized and unrealized gains (losses) 2.78 3.69 5.12 3.56 (2.72) 7.43
Total from Investment Activities 2.88 3.91 5.36 3.81 (2.49) 7.65
Distributions to Shareholders from:
Net investment income (0.11) (0.21) (0.25) (0.25) (0.21) (0.24)
Net realized gains (2.05) (4.09) (1.15) (1.43) (1.90) (1.37)
Total Distributions (2.16) (4.30) (1.40) (1.68) (2.11) (1.61)
Net Asset Value, End of Period $27.66 $26.94 $27.33 $23.37 $21.24 $25.84
Total Return(b)(c) 10.74% 14.80% 23.87% 18.88% (11.11)% 40.00%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.51% 0.53% 0.53% 0.54% 0.53% 0.55%
Net Investment Income (Loss)(d) 0.72% 0.81% 1.00% 1.14% 0.89% 0.97%
Gross Expenses(d)(e) 0.51% 0.53% 0.53% 0.54% 0.53% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $211,787 $204,305 $194,342 $167,870 $156,112 $194,818
Portfolio Turnover(b)(f) 2% 4% 4% 2% 5% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class R
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $26.75 $27.17 $23.25 $21.15 $25.74 $19.74
Investment Activities:
Net investment income (loss)(a) 0.05 0.12 0.16 0.17 0.13 0.13
Net realized and unrealized gains (losses) 2.76 3.68 5.08 3.54 (2.70) 7.39
Total from Investment Activities 2.81 3.80 5.24 3.71 (2.57) 7.52
Distributions to Shareholders from:
Net investment income (0.07) (0.13) (0.17) (0.18) (0.12) (0.15)
Net realized gains (2.05) (4.09) (1.15) (1.43) (1.90) (1.37)
Total Distributions (2.12) (4.22) (1.32) (1.61) (2.02) (1.52)
Net Asset Value, End of Period $27.44 $26.75 $27.17 $23.25 $21.15 $25.74
Total Return(b)(c) 10.54% 14.39% 23.48% 18.39% (11.43)% 39.38%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.84% 0.87% 0.87% 0.92% 0.92% 0.95%
Net Investment Income (Loss)(d) 0.38% 0.47% 0.66% 0.77% 0.50% 0.57%
Gross Expenses(d)(e) 0.84% 0.87% 0.87% 0.92% 0.92% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $42,722 $33,861 $32,594 $21,717 $17,735 $17,907
Portfolio Turnover(b)(f) 2% 4% 4% 2% 5% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory S&P 500 Index Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $27.29 $27.63 $23.61 $21.44 $26.07 $19.96
Investment Activities:
Net investment income (loss)(a) 0.13 0.25 0.26 0.27 0.25 0.25
Net realized and unrealized gains (losses) 2.81 3.72 5.18 3.60 (2.75) 7.49
Total from Investment Activities 2.94 3.97 5.44 3.87 (2.50) 7.74
Distributions to Shareholders from:
Net investment income (0.13) (0.22) (0.27) (0.27) (0.23) (0.26)
Net realized gains (2.05) (4.09) (1.15) (1.43) (1.90) (1.37)
Total Distributions (2.18) (4.31) (1.42) (1.70) (2.13) (1.63)
Net Asset Value, End of Period $28.05 $27.29 $27.63 $23.61 $21.44 $26.07
Total Return(b)(c) 10.82% 14.89% 23.97% 18.98% (11.06)% 40.16%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.36% 0.43% 0.46% 0.46% 0.44% 0.45%
Net Investment Income (Loss)(d) 0.86% 0.91% 1.06% 1.22% 0.98% 1.07%
Gross Expenses(d)(e) 0.36% 0.43% 0.46% 0.46% 0.44% 0.45%
Supplemental Data:
Net Assets at end of period (000's) $23,383 $27,974 $57,927 $49,645 $49,382 $56,607
Portfolio Turnover(b)(f) 2% 4% 4% 2% 5% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Mid-Cap Core Growth Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.85 $9.57 $9.14 $9.53 $15.41 $11.76
Investment Activities:
Net investment income (loss)(a) (0.01) (0.02) (0.04) (0.03) (0.05) (0.09)
Net realized and unrealized gains (losses) 0.41 1.24 1.05 1.07 (1.67) 5.40
Total from Investment Activities 0.40 1.22 1.01 1.04 (1.72) 5.31
Distributions to Shareholders from:
Net investment income — — — — —(b) —
Net realized gains (1.84) (1.94) (0.58) (1.43) (4.16) (1.66)
Total Distributions (1.84) (1.94) (0.58) (1.43) (4.16) (1.66)
Net Asset Value, End of Period $7.41 $8.85 $9.57 $9.14 $9.53 $15.41
Total Return(c)(d) 4.39% 13.31% 11.53% 11.33% (16.84)% 47.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.27% 1.28% 1.27% 1.28% 1.26% 1.27%
Net Investment Income (Loss)(e) (0.25)% (0.20)% (0.41)% (0.27)% (0.35)% (0.62)%
Gross Expenses(e)(f) 1.27% 1.28% 1.27% 1.28% 1.26% 1.27%
Supplemental Data:
Net Assets at end of period (000's) $127,818 $135,654 $147,194 $147,859 $157,570 $216,453
Portfolio Turnover(c)(g) 50% 89% 53% 60% 80% 103%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory Mid-Cap Core Growth Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30,
2025(a)
Year
Ended
June 30,
2024(a)
Year
Ended
June 30,
2023(a)
Year
Ended
June 30,
2022(a)
Year
Ended
June 30,
2021(a)
Net Asset Value, Beginning of Period $8.57 $9.41 $9.06 $9.54 $47.25 $44.12
Investment Activities:
Net investment income (loss)(b) (0.05) (0.10) (0.12) (0.10) (0.27) (0.63)
Net realized and unrealized gains (losses) 0.41 1.20 1.05 1.05 —(c) 18.70
Total from Investment Activities 0.36 1.10 0.93 0.95 (0.27) 18.07
Distributions to Shareholders from:
Net investment income — — — — —(c) —
Net realized gains (1.84) (1.94) (0.58) (1.43) (37.44) (14.94)
Total Distributions (1.84) (1.94) (0.58) (1.43) (37.44) (14.94)
Net Asset Value, End of Period $7.09 $8.57 $9.41 $9.06 $9.54 $47.25
Total Return(d)(e) 4.08% 12.15% 10.71% 10.29% (17.53)% 46.51%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.12% 2.12% 2.12% 2.12% 2.12% 2.06%
Net Investment Income (Loss)(f) (1.10)% (1.10)% (1.28)% (1.11)% (1.23)% (1.40)%
Gross Expenses(f)(g) 3.52% 2.95% 2.51% 2.28% 2.15% 2.06%
Supplemental Data:
Net Assets at end of period (000's) $938 $1,014 $2,009 $3,775 $4,714 $9,806
Portfolio Turnover(d)(h) 50% 89% 53% 60% 80% 103%
(a) Per share amounts adjusted for a 1:9 reverse stock split.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Mid-Cap Core Growth Fund
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $14.45 $14.47 $13.48 $13.38 $19.99 $14.80
Investment Activities:
Net investment income (loss)(a) 0.01(b) 0.03 (—)(c) 0.02 0.01 (0.04)
Net realized and unrealized gains (losses) 0.67 1.89 1.57 1.51 (2.44) 6.89
Total from Investment Activities 0.68 1.92 1.57 1.53 (2.43) 6.85
Distributions to Shareholders from:
Net investment income (0.02) — — — (0.02) —
Net realized gains (1.84) (1.94) (0.58) (1.43) (4.16) (1.66)
Total Distributions (1.86) (1.94) (0.58) (1.43) (4.18) (1.66)
Net Asset Value, End of Period $13.27 $14.45 $14.47 $13.48 $13.38 $19.99
Total Return(d)(e) 4.62% 13.66% 11.98% 11.75% (16.53)% 48.19%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.87% 0.88% 0.89% 0.88% 0.87% 0.87%
Net Investment Income (Loss)(f) 0.15% 0.20% (0.03)% 0.13% 0.04% (0.21)%
Gross Expenses(f)(g) 0.87% 0.88% 0.89% 0.88% 0.87% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $64,247 $65,182 $64,842 $68,898 $70,577 $98,852
Portfolio Turnover(d)(h) 50% 89% 53% 60% 80% 103%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
Victory Mid-Cap Core Growth Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $13.23 $13.41 $12.54 $12.55 $19.00 $14.15
Investment Activities:
Net investment income (loss)(a) —(b)(c) 0.01 (0.02) —(b) (0.02) (0.05)
Net realized and unrealized gains (losses) 0.61 1.75 1.47 1.42 (2.27) 6.56
Total from Investment Activities 0.61 1.76 1.45 1.42 (2.29) 6.51
Distributions to Shareholders from:
Net investment income —(b) — — — — —
Net realized gains (1.84) (1.94) (0.58) (1.43) (4.16) (1.66)
Total Distributions (1.84) (1.94) (0.58) (1.43) (4.16) (1.66)
Net Asset Value, End of Period $12.00 $13.23 $13.41 $12.54 $12.55 $19.00
Total Return(d)(e) 4.56% 13.55% 11.92% 11.64% (16.64)% 48.00%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.99% 1.00% 1.00% 0.97% 0.98% 0.98%
Net Investment Income (Loss)(f) 0.02% 0.07% (0.14)% 0.04% (0.10)% (0.33)%
Gross Expenses(f)(g) 0.99% 1.00% 1.00% 0.97% 0.98% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $78,545 $83,811 $104,856 $119,188 $122,169 $242,860
Portfolio Turnover(d)(h) 50% 89% 53% 60% 80% 103%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $9.53 $8.19 $7.32 $6.51 $8.35 $6.49
Investment Activities:
Net investment income (loss)(a) 0.05 0.16 0.16 0.15 0.17 0.18
Net realized and unrealized gains (losses) 1.20 1.44 0.97 0.81 (1.73) 1.77
Total from Investment Activities 1.25 1.60 1.13 0.96 (1.56) 1.95
Distributions to Shareholders from:
Net investment income (0.28) (0.26) (0.26) (0.15) (0.28) (0.09)
Net realized gains (0.74) — — — — —
Total Distributions (1.02) (0.26) (0.26) (0.15) (0.28) (0.09)
Net Asset Value, End of Period $9.76 $9.53 $8.19 $7.32 $6.51 $8.35
Total Return(b)(c) 13.34% 20.22% 15.87% 15.09% (19.33)% 30.28%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.95% 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(d) 0.94% 1.86% 2.04% 2.28% 2.18% 2.32%
Gross Expenses(d)(e) 1.67% 1.83% 1.79% 1.79% 1.77% 1.76%
Supplemental Data:
Net Assets at end of period (000's) $4,511 $3,988 $4,003 $3,765 $4,147 $5,379
Portfolio Turnover(b)(f) 19% 44% 38% 49% 55% 47%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class I
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $9.61 $8.25 $7.37 $6.55 $8.40 $6.53
Investment Activities:
Net investment income (loss)(a) 0.07 0.19 0.18 0.17 0.20 0.21
Net realized and unrealized gains (losses) 1.21 1.46 0.99 0.82 (1.74) 1.78
Total from Investment Activities 1.28 1.65 1.17 0.99 (1.54) 1.99
Distributions to Shareholders from:
Net investment income (0.31) (0.29) (0.29) (0.17) (0.31) (0.12)
Net realized gains (0.74) — — — — —
Total Distributions (1.05) (0.29) (0.29) (0.17) (0.31) (0.12)
Net Asset Value, End of Period $9.84 $9.61 $8.25 $7.37 $6.55 $8.40
Total Return(b)(c) 13.53% 20.75% 16.27% 15.40% (19.03)% 30.65%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(d) 1.29% 2.25% 2.40% 2.57% 2.57% 2.69%
Gross Expenses(d)(e) 1.30% 1.43% 1.42% 1.37% 1.62% 1.42%
Supplemental Data:
Net Assets at end of period (000's) $4,668 $3,952 $3,651 $3,381 $2,834 $3,303
Portfolio Turnover(b)(f) 19% 44% 38% 49% 55% 47%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $9.67 $8.30 $7.42 $6.60 $8.45 $6.57
Investment Activities:
Net investment income (loss)(a) 0.07 0.20 0.19 0.18 0.21 0.21
Net realized and unrealized gains (losses) 1.23 1.46 0.98 0.82 (1.75) 1.78
Total from Investment Activities 1.30 1.66 1.17 1.00 (1.54) 1.99
Distributions to Shareholders from:
Net investment income (0.32) (0.29) (0.29) (0.18) (0.31) (0.11)
Net realized gains (0.74) — — — — —
Total Distributions (1.06) (0.29) (0.29) (0.18) (0.31) (0.11)
Net Asset Value, End of Period $9.91 $9.67 $8.30 $7.42 $6.60 $8.45
Total Return(b)(c) 13.62% 20.77% 16.21% 15.50% (18.93)% 30.57%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(d) 1.34% 2.30% 2.46% 2.68% 2.60% 2.75%
Gross Expenses(d)(e) 0.94% 0.96% 0.98% 0.98% 0.96% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $241,069 $222,077 $205,050 $180,222 $172,965 $204,691
Portfolio Turnover(b)(f) 19% 44% 38% 49% 55% 47%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $9.52 $8.18 $7.31 $6.50 $8.34 $6.48
Investment Activities:
Net investment income (loss)(a) 0.06 0.18 0.17 0.17 0.19 0.20
Net realized and unrealized gains (losses) 1.21 1.44 0.98 0.81 (1.73) 1.77
Total from Investment Activities 1.27 1.62 1.15 0.98 (1.54) 1.97
Distributions to Shareholders from:
Net investment income (0.31) (0.28) (0.28) (0.17) (0.30) (0.11)
Net realized gains (0.74) — — — — —
Total Distributions (1.05) (0.28) (0.28) (0.17) (0.30) (0.11)
Net Asset Value, End of Period $9.74 $9.52 $8.18 $7.31 $6.50 $8.34
Total Return(b)(c) 13.53% 20.53% 16.16% 15.22% (19.16)% 30.62%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(d) 1.19% 2.18% 2.25% 2.58% 2.42% 2.59%
Gross Expenses(d)(e) 1.08% 1.16% 1.17% 1.16% 1.21% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $7,729 $8,672 $7,238 $7,614 $6,614 $8,574
Portfolio Turnover(b)(f) 19% 44% 38% 49% 55% 47%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $18.69 $15.04 $13.96 $12.43 $18.04 $12.83
Investment Activities:
Net investment income (loss)(a) 0.04 0.27 0.17 0.20 0.18 0.14
Net realized and unrealized gains (losses) 2.12 3.65 1.13 1.42 (4.40) 5.07
Total from Investment Activities 2.16 3.92 1.30 1.62 (4.22) 5.21
Distributions to Shareholders from:
Net investment income (0.36) (0.27) (0.22) (0.09) (0.23) —
Net realized gains (0.78) — — — (1.16) —
Total Distributions (1.14) (0.27) (0.22) (0.09) (1.39) —
Net Asset Value, End of Period $19.71 $18.69 $15.04 $13.96 $12.43 $18.04
Total Return(b)(c) 11.63% 26.56% 9.42% 13.11% (25.22)% 40.61%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.35% 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss)(d) 0.40% 1.73% 1.21% 1.55% 1.09% 0.91%
Gross Expenses(d)(e) 2.38% 1.70% 1.69% 1.65% 1.63% 1.63%
Supplemental Data:
Net Assets at end of period (000's) $60,541 $62,452 $62,195 $71,343 $64,968 $93,832
Portfolio Turnover(b)(f) 30% 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
98
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $18.11 $14.53 $13.46 $11.98 $17.46 $12.51
Investment Activities:
Net investment income (loss)(a) (0.03)(b) 0.12 0.05 0.08 0.05 0.04
Net realized and unrealized gains (losses) 2.05 3.57 1.09 1.40 (4.26) 4.91
Total from Investment Activities 2.02 3.69 1.14 1.48 (4.21) 4.95
Distributions to Shareholders from:
Net investment income (0.20) (0.11) (0.07) — (0.11) —
Net realized gains (0.78) — — — (1.16) —
Total Distributions (0.98) (0.11) (0.07) — (1.27) —
Net Asset Value, End of Period $19.15 $18.11 $14.53 $13.46 $11.98 $17.46
Total Return(c)(d) 11.27% 25.63% 8.52% 12.35% (25.84)% 39.57%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.10% 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss)(e) (0.35)% 0.79% 0.39% 0.64% 0.30% 0.26%
Gross Expenses(e)(f) 3.60% 3.49% 2.91% 2.57% 2.49% 2.41%
Supplemental Data:
Net Assets at end of period (000's) $754 $821 $1,427 $2,204 $3,283 $4,945
Portfolio Turnover(c)(g) 30% 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class I
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $18.85 $15.18 $14.09 $12.54 $18.19 $12.94
Investment Activities:
Net investment income (loss)(a) 0.08 0.35 0.26 0.25 0.26 0.25
Net realized and unrealized gains (losses) 2.14 3.66 1.11 1.44 (4.46) 5.07
Total from Investment Activities 2.22 4.01 1.37 1.69 (4.20) 5.32
Distributions to Shareholders from:
Net investment income (0.42) (0.34) (0.28) (0.14) (0.29) (0.07)
Net realized gains (0.78) — — — (1.16) —
Total Distributions (1.20) (0.34) (0.28) (0.14) (1.45) (0.07)
Net Asset Value, End of Period $19.87 $18.85 $15.18 $14.09 $12.54 $18.19
Total Return(b)(c) 11.88% 27.02% 9.80% 13.62% (24.96)% 41.16%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.97% 0.96% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(d) 0.79% 2.20% 1.77% 1.95% 1.56% 1.52%
Gross Expenses(d)(e) 1.13% 1.17% 1.19% 1.21% 1.16% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $3,337,856 $3,000,554 $2,749,212 $1,909,343 $1,655,788 $2,003,337
Portfolio Turnover(b)(f) 30% 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
100
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $18.94 $15.25 $14.15 $12.59 $18.26 $13.00
Investment Activities:
Net investment income (loss)(a) 0.08 0.35 0.23 0.24 0.25 0.23
Net realized and unrealized gains (losses) 2.15 3.67 1.14 1.45 (4.48) 5.09
Total from Investment Activities 2.23 4.02 1.37 1.69 (4.23) 5.32
Distributions to Shareholders from:
Net investment income (0.41) (0.33) (0.27) (0.13) (0.28) (0.06)
Net realized gains (0.78) — — — (1.16) —
Total Distributions (1.19) (0.33) (0.27) (0.13) (1.44) (0.06)
Net Asset Value, End of Period $19.98 $18.94 $15.25 $14.15 $12.59 $18.26
Total Return(b)(c) 11.90% 26.94% 9.76% 13.55% (25.02)% 41.06%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.01% 1.02% 1.03% 1.03% 1.03% 1.03%
Net Investment Income (Loss)(d) 0.76% 2.20% 1.60% 1.84% 1.52% 1.43%
Gross Expenses(d)(e) 1.01% 1.02% 1.03% 1.03% 1.03% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $191,190 $151,988 $126,582 $121,147 $123,487 $133,486
Portfolio Turnover(b)(f) 30% 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $18.74 $15.09 $14.01 $12.47 $18.10 $12.88
Investment Activities:
Net investment income (loss)(a) 0.06 0.33 0.19 0.23 0.22 0.22
Net realized and unrealized gains (losses) 2.14 3.63 1.15 1.43 (4.42) 5.05
Total from Investment Activities 2.20 3.96 1.34 1.66 (4.20) 5.27
Distributions to Shareholders from:
Net investment income (0.40) (0.31) (0.26) (0.12) (0.27) (0.05)
Net realized gains (0.78) — — — (1.16) —
Total Distributions (1.18) (0.31) (0.26) (0.12) (1.43) (0.05)
Net Asset Value, End of Period $19.76 $18.74 $15.09 $14.01 $12.47 $18.10
Total Return(b)(c) 11.83% 26.85% 9.64% 13.43% (25.07)% 40.96%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(d) 0.66% 2.08% 1.31% 1.78% 1.33% 1.35%
Gross Expenses(d)(e) 1.10% 1.11% 1.15% 1.14% 1.12% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $604,697 $587,741 $522,111 $794,375 $703,026 $1,099,890
Portfolio Turnover(b)(f) 30% 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2025
Victory Portfolios
102
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following nine funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* On August 26, 2025, the Board of Trustees of the Trust (the “Board”) approved a change in the name of the Victory Munder Multi-Cap Fund.
Effective at the start of business on November 1, 2025, the Fund was renamed Victory Multi-Cap Fund.
** On August 26, 2025, the Board also approved a change in the name of the Victory Munder Mid-Cap Core Growth Fund. Effective at the start of business on November 1, 2025, the Fund was renamed Victory Mid-Cap Core Growth Fund.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Integrity Discovery Fund Integrity Discovery Fund A, C, Y, and Member Class
Victory Integrity Mid-Cap Value Fund Integrity Mid-Cap Value Fund A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund Integrity Small-Cap Value Fund A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund Integrity Small/Mid-Cap Value Fund A, R6, Y, and Member Class
Victory Multi-Cap Fund (formerly Victory Munder Multi-
Cap Fund)*
Multi-Cap Fund A, C, and Y
Victory S&P 500 Index Fund S&P 500 Index Fund A, R, and Y
Victory Mid-Cap Core Growth Fund (formerly Victory
Munder Mid-Cap Core Growth Fund)**
Mid-Cap Core Growth Fund A, C, R6, and Y
Victory Trivalent International Fund — Core Equity Trivalent International Fund — Core Equity A, I, R6 and Y
Victory Trivalent International Small-Cap Fund Trivalent International Small-Cap Fund A, C, I, R6, and Y

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
103
(Unaudited)
or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
Integrity Discovery Fund
Common Stocks ............................................... $ 62,285 $ — $ — $ 62,285
Collateral for Securities Loaned ................................... 3,344 — — 3,344
Total ....................................................... $ 65,629 $ — $ — $ 65,629
Integrity Mid-Cap Value Fund
Common Stocks ............................................... 329,459 — — 329,459
Collateral for Securities Loaned ................................... 4,189 — — 4,189
Total ....................................................... $ 333,648 $ — $ — $ 333,648
Integrity Small-Cap Value Fund
Common Stocks ............................................... 998,024 — — 998,024
Exchange-Traded Funds ......................................... 8,671 — — 8,671
Collateral for Securities Loaned ................................... 17,044 — — 17,044
Total ....................................................... $ 1,023,739 $ — $ — $ 1,023,739
Integrity Small/Mid-Cap Value Fund
Common Stocks ............................................... 319,297 — — 319,297
Collateral for Securities Loaned ................................... 4,107 — — 4,107
Total ....................................................... $ 323,404 $ — $ — $ 323,404
Multi-Cap Fund
Common Stocks ............................................... 511,890 — — 511,890
Exchange-Traded Funds ......................................... 9,935 — — 9,935
Collateral for Securities Loaned ................................... 1,855 — — 1,855
Total ....................................................... $ 523,680 $ — $ — $ 523,680
S&P 500 Index Fund
Common Stocks ............................................... 275,196 — — 275,196

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
104
(Unaudited)
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set
Level 1 Level 2 Level 3 Total
S&P 500 Index Fund, continued
Collateral for Securities Loaned ................................... $ 142 $ — $ — $ 142
Total ....................................................... $ 275,338 $ — $ — $ 275,338
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (7) — — (7)
Total ....................................................... $ (7) $ — $ — $ (7)
Mid-Cap Core Growth Fund
Common Stocks ............................................... 271,229 — — 271,229
Total ....................................................... $ 271,229 $ — $ — $ 271,229
Trivalent International Fund — Core Equity
Common Stocks ............................................... 27,936 224,762 —(a) 252,698
Exchange-Traded Funds ......................................... 2,470 — — 2,470
Collateral for Securities Loaned ................................... 1,059 — — 1,059
Total ....................................................... $ 31,465 $ 224,762 $ —(a) $ 256,227
Trivalent International Small-Cap Fund
Common Stocks ............................................... 703,753 3,431,122 — 4,134,875
Collateral for Securities Loaned ................................... 90,326 — — 90,326
Total ....................................................... $ 794,079 $ 3,431,122 $ — $ 4,225,201
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
105
(Unaudited)
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set
Level 1 Level 2 Level 3 Total
S&P 500 Index Fund, continued
Collateral for Securities Loaned ................................... $ 142 $ — $ — $ 142
Total ....................................................... $ 275,338 $ — $ — $ 275,338
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (7) — — (7)
Total ....................................................... $ (7) $ — $ — $ (7)
Mid-Cap Core Growth Fund
Common Stocks ............................................... 271,229 — — 271,229
Total ....................................................... $ 271,229 $ — $ — $ 271,229
Trivalent International Fund — Core Equity
Common Stocks ............................................... 27,936 224,762 —(a) 252,698
Exchange-Traded Funds ......................................... 2,470 — — 2,470
Collateral for Securities Loaned ................................... 1,059 — — 1,059
Total ....................................................... $ 31,465 $ 224,762 $ —(a) $ 256,227
Trivalent International Small-Cap Fund
Common Stocks ............................................... 703,753 3,431,122 — 4,134,875
Collateral for Securities Loaned ................................... 90,326 — — 90,326
Total ....................................................... $ 794,079 $ 3,431,122 $ — $ 4,225,201
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.
at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2025, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2025, the S&P 500 Index Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025 (amounts in thousands):
*   Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2025 (amounts in thousands):
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (7,000)
S&P 500 Index Fund ................................................................................. $ 7
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: 221,000 (51,000)
S&P 500 Index Fund ............................................................... $ 221 $ (51)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
106
(Unaudited)
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Integrity Discovery Fund ........................................... $ 3,197 $ — $ 3,344
Integrity Mid-Cap Value Fund ........................................ 4,052 — 4,189
Integrity Small-Cap Value Fund ....................................... 16,552 — 17,044
Integrity Small/Mid-Cap Value Fund ................................... 3,928 — 4,107
Multi-Cap Fund .................................................. 1,800 — 1,855
S&P 500 Index Fund .............................................. 138 — 142
Trivalent International Fund - Core Equity ............................... 1,006 — 1,059
Trivalent International Small-Cap Fund ................................. 105,323 20,937 90,326

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
107
(Unaudited)
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Trivalent International Small-Cap Fund received European Union (“EU”) reclaims related to prior years. For the six months ended
December 31, 2025, the Fund recognized $32 thousand in interest and entitlements related to EU reclaims. These EU reclaims related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities
Purchases Sales
Integrity Discovery Fund .................................................................... $ 8,796 $ 11,772
Integrity Mid-Cap Value Fund ................................................................. 74,948 76,081
Integrity Small-Cap Value Fund ................................................................ 190,296 303,005
Integrity Small/Mid-Cap Value Fund ............................................................ 64,182 87,509
Multi-Cap Fund ........................................................................... 189,458 228,694
S&P 500 Index Fund ....................................................................... 6,334 23,007
Mid-Cap Core Growth Fund .................................................................. 141,774 168,297
Trivalent International Fund — Core Equity ....................................................... 45,165 56,117
Trivalent International Small-Cap Fund .......................................................... 1,176,024 1,237,116

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
108
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically
Integrity Mid-Cap Value Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Trivalent International Fund — Core Equity
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Adviser Fee Tier Rates
Flat Rate
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Up to $500 million Over $500 million
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%
Up to $300 million Over $300 million
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.85%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Up to $1 billion $1 billion -$2 billion Over $2 billion
Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.72% 0.70%
Up to $250 million
$250 million -$500
million Over $500 million
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20% 0.12% 0.07%
Up to $6 billion $6 billion -$8 billion Over $8 billion
Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70% 0.65%
Up to $1 billion Over $1 billion
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95% 0.90%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
109
(Unaudited)
allocated to the Funds. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2025, are reflected on the
Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended December 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Class A Class C Class R
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.50%
Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
Integrity Discovery Fund ............................................................................... $ —(a)
Integrity Mid-Cap Value Fund ............................................................................ 1
Integrity Small-Cap Value Fund ........................................................................... —(a)

Mid-Cap Core Growth Fund ............................................................................. —(a)
Trivalent International Fund — Core Equity .................................................................. —(a)
Trivalent International Small-Cap Fund ..................................................................... 1
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
110
(Unaudited)
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
For the six months ended December 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
In effect until October 31, 2026
Class A Class C Class I Class R Class R6 Class Y Member
Class
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . 1.66% 2.45% N/A N/A N/A 1.44% 1.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . 1.00% 1.75% N/A N/A 0.60% 0.75% 0.85%
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . 1.50% 2.35% N/A 1.75% N/A N/A N/A
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . 1.13% N/A N/A N/A 0.83% 0.88% 0.95%
Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.16% N/A N/A N/A N/A N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A N/A N/A N/A
Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . 1.32% 2.12% N/A N/A N/A N/A N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . 0.95% N/A 0.60% N/A 0.55% 0.70% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . 1.35% 2.10% 0.97% N/A 1.10% 1.10% N/A
Amount
Trivalent International Small-Cap Fund ..................................................................... $ 25
June 30, 2026 June 30, 2027 June 30, 2028 June 30, 2029 Total
Integrity Discovery Fund ................................... $ 10 $ 25 $ 28 $ 11 $ 74
Integrity Mid-Cap Value Fund ................................ 454 887 861 434 2,636
Integrity Small-Cap Value Fund ............................... 5 13 21 10 49
Integrity Small/Mid-Cap Value Fund ........................... 153 357 308 147 965
Multi-Cap Fund .......................................... 4 10 10 2 26
Mid-Cap Core Growth Fund ................................. 4 10 12 7 33
Trivalent International Fund — Core Equity ...................... 449 910 961 490 2,810
Trivalent International Small-Cap Fund ......................... 2,806 6,101 6,085 2,886 17,878

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
111
(Unaudited)
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund(s). Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Micro-Capitalization Stock Risk — Micro-sized companies tend to be less seasoned and may lose market share or profits to a greater extent than larger, more established companies. Since micro-sized company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be more difficult to purchase and sell. Micro-capitalization companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Passive Investment Risk/Index Risk  — Certain Funds are designed to track an index and are not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed,

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
112
(Unaudited)
respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index.
Tracking Error Risk — The Fund(s) may be subject to tracking error, which is the divergence of the Fund’s (or Funds’) performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s
(or Funds’) portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund(s) incur(s) fees and expenses, while the Index does not.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the financials sector, information technology sector, or industrials sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’)
investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan
Amount
Outstanding at
December 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Trivalent International Fund — Core Equity ...................... $ — $ 1,850 5.46% $ 2,700

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
113
(Unaudited)
rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax
Borrower or
Lender
Amount
Outstanding at
December 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Multi-Cap Fund ................................. Borrower $ — $ 4,547 4.45% $ 7,656
Mid-Cap Core Growth Fund ........................ Borrower — 2,008 4.42% 2,838
Trivalent International Fund — Core Equity ............. Borrower — 1,506 4.92% 1,853
Trivalent International Small-Cap Fund ................ Borrower — 13,519 4.20% 13,519
Declared Paid
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount Total
Trivalent International Small-Cap Fund ..................................................... $ (28,023) $ (28,023)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
114
(Unaudited)
disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.

Supplemental Information
December 31, 2025
Victory Portfolios
115
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 4, 2025.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends;
Tracking error, as applicable; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed, where applicable, fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio

Supplemental Information — continued
December 31, 2025
Victory Portfolios
116
(Unaudited)
management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups may not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Victory Integrity Discovery Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-, five-, and ten-year periods, and matched the peer group median for the three-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Integrity Mid-Cap Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund

Supplemental Information — continued
December 31, 2025
Victory Portfolios
117
(Unaudited)
underperformed the benchmark index for the one- and three-year periods, outperformed the benchmark index for the five- and ten-year periods, and outperformed the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Integrity Small-Cap Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and ten-year period, outperformed the benchmark index for the three- and five-year periods, underperformed the peer group median for the one-, three- and ten-year periods, and outperformed the peer group median for the five-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Integrity Small/Mid-Cap Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, three- and ten-year periods, outperformed the benchmark index for the five-year period, underperformed the peer group median for the one- and three-year periods, and outperformed the peer group median for the five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Multi-Cap Fund (formerly Victory Munder Multi-Cap Fund):
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the ten-year period, outperformed the benchmark index for the one-, three-, and five-year periods, underperformed the peer group median for the ten-year period, and outperformed the peer group median for the one-, three-, and five-year periods.

Supplemental Information — continued
December 31, 2025
Victory Portfolios
118
(Unaudited)
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory S&P 500 Index Fund:
Performance. Noting that the Fund’s objective is to provide performance and income that is comparable to the S&P 500 Index, the Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index for all of the periods reviewed, underperformed the peer group median for the ten-year period, matched the peer group median for the five-year period, and outperformed the peer group median for the one- and three-year periods. The Board considered the Fund’s tracking error as a factor in evaluating performance.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the second quartile.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; and (3) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Mid-Cap Core Growth Fund (formerly Victory Munder Mid-Cap Core Growth Fund):
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and five-year periods, and underperformed the peer group median for the three- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Trivalent International Fund—Core Equity:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, three- and five-year periods, matched the ten-year period, outperformed the peer group median for the three, five- and ten-year periods, and underperformed the peer group median for the one-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the

Supplemental Information — continued
December 31, 2025
Victory Portfolios
119
(Unaudited)
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Trivalent International Small-Cap Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and three-year periods, and underperformed the peer group median for the five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-TRIV-SAR (12/25)

December 31, 2025
Semi-Annual: Full Financials
Victory Diversified Stock Fund
Victory Fund for Income
Victory Investment Grade Convertible Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Diversified Stock Fund
3
Victory Fund for Income
6
Victory Investment Grade Convertible Fund
8
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
10
Statements of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
15
Notes to Financial Statements (Form N-CSR Item 7) 31
Supplemental Information
Advisory Contract Approval (Form N-CSR Item 11)
39

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Diversified Stock Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.9%)
Communication Services (9.1%):
Alphabet, Inc., Class C ................................................... 69,191 $ 21,712
Match Group, Inc. ...................................................... 41,601 1,343
Meta Platforms, Inc., Class A .............................................. 9,972 6,582
Millicom International Cellular SA(a) ........................................ 34,557 1,916
Netflix, Inc.(a) ......................................................... 7,920 743
The Walt Disney Co. .................................................... 16,584 1,887
34,183
Communications Equipment (1.3%):
Arista Networks, Inc.(a) .................................................. 3,660 479
Cisco Systems, Inc. ..................................................... 41,993 3,235
F5, Inc.(a) ............................................................ 4,516 1,153
4,867
Consumer Discretionary (8.6%):
Amazon.com, Inc.(a) .................................................... 44,700 10,318
Deckers Outdoor Corp.(a) ................................................. 24,045 2,493
eBay, Inc. ............................................................ 21,315 1,856
Expedia Group, Inc. ..................................................... 26,062 7,384
General Motors Co. ..................................................... 28,599 2,326
Ralph Lauren Corp., Class A ............................................... 11,796 4,171
Royal Caribbean Cruises Ltd. .............................................. 7,025 1,959
Ulta Beauty, Inc.(a) ..................................................... 2,670 1,615
32,122
Consumer Staples (4.6%):
Altria Group, Inc. ....................................................... 77,931 4,494
Casey's General Stores, Inc. ............................................... 6,235 3,446
Ingredion, Inc. ......................................................... 19,009 2,096
Philip Morris International, Inc. ............................................. 12,347 1,980
Sysco Corp. ........................................................... 18,562 1,368
The Kroger Co. ........................................................ 63,880 3,991
17,375
Electronic Equipment, Instruments & Components (2.7%):
Amphenol Corp., Class A ................................................. 34,799 4,703
Fabrinet(a) ............................................................ 6,270 2,855
Jabil, Inc. ............................................................ 10,939 2,494
10,052
Energy (2.4%):
Baker Hughes Co., Class A ................................................ 48,555 2,211
EOG Resources, Inc. .................................................... 39,769 4,176
TechnipFMC PLC ...................................................... 55,581 2,477
8,864
Financials (15.7%):
Affiliated Managers Group, Inc. ............................................ 15,235 4,392
Ameriprise Financial, Inc. ................................................. 6,566 3,220
Assurant, Inc. ......................................................... 8,232 1,983
BGC Group, Inc., Class A ................................................. 215,399 1,924
Everest Group Ltd. ...................................................... 6,508 2,208
FirstCash Holdings, Inc. .................................................. 11,534 1,838
Globe Life, Inc. ........................................................ 14,020 1,961
Interactive Brokers Group, Inc., Class A ....................................... 55,748 3,585
JPMorgan Chase & Co. .................................................. 17,934 5,779
Popular, Inc. .......................................................... 28,389 3,535
Raymond James Financial, Inc. ............................................. 11,495 1,846
The Allstate Corp. ...................................................... 20,646 4,297
The Bank of New York Mellon Corp. ......................................... 16,775 1,947
The Goldman Sachs Group, Inc. ............................................ 2,982 2,621
The Hartford Insurance Group, Inc. .......................................... 12,803 1,764
The PNC Financial Services Group, Inc. ...................................... 9,509 1,985
The Progressive Corp. ................................................... 21,527 4,902

Victory Portfolios
Victory Diversified Stock Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Visa, Inc., Class A ...................................................... 10,891 $ 3,820
Wells Fargo & Co. ...................................................... 54,956 5,122
58,729
Health Care (12.3%):
AbbVie, Inc. .......................................................... 8,382 1,915
BrightSpring Health Services, Inc.(a) ......................................... 141,600 5,303
Bristol-Myers Squibb Co. ................................................. 55,512 2,994
Cencora, Inc. .......................................................... 10,722 3,621
Eli Lilly & Co. ......................................................... 9,770 10,500
Exelixis, Inc.(a) ........................................................ 19,705 864
Gilead Sciences, Inc. .................................................... 8,868 1,088
Halozyme Therapeutics, Inc.(a) ............................................. 35,797 2,409
HCA Healthcare, Inc. .................................................... 10,032 4,684
McKesson Corp. ....................................................... 4,705 3,859
Novartis AG, ADR ...................................................... 7,482 1,032
ResMed, Inc. .......................................................... 939 226
The Cigna Group ....................................................... 6,265 1,724
The Ensign Group, Inc. ................................................... 14,047 2,447
Universal Health Services, Inc., Class B ....................................... 8,360 1,823
Vertex Pharmaceuticals, Inc.(a) ............................................. 3,449 1,564
46,053
Industrials (6.6%):
Allegion PLC ......................................................... 1,392 222
Comfort Systems USA, Inc. ............................................... 2,750 2,567
Delta Air Lines, Inc. ..................................................... 41,782 2,900
EMCOR Group, Inc. .................................................... 3,280 2,007
ExlService Holdings, Inc.(a) ............................................... 10,824 459
Federal Signal Corp. ..................................................... 16,531 1,795
Leidos Holdings, Inc. .................................................... 7,591 1,369
Lockheed Martin Corp. ................................................... 4,499 2,176
Mueller Industries, Inc. ................................................... 14,336 1,646
Owens Corning ........................................................ 19,033 2,130
Quanta Services, Inc. .................................................... 955 403
Trane Technologies PLC .................................................. 4,294 1,671
Uber Technologies, Inc.(a) ................................................ 27,430 2,241
United Airlines Holdings, Inc.(a) ............................................ 27,674 3,094
24,680
IT Services (0.8%):
International Business Machines Corp. ........................................ 3,930 1,164
VeriSign, Inc. .......................................................... 6,824 1,658
2,822
Materials (3.1%):
Avery Dennison Corp. ................................................... 9,482 1,725
CF Industries Holdings, Inc. ............................................... 35,833 2,771
Linde PLC ............................................................ 3,390 1,445
NewMarket Corp. ...................................................... 820 564
Newmont Corp. ........................................................ 29,420 2,938
Royal Gold, Inc. ........................................................ 10,181 2,263
11,706
Real Estate (0.7%):
CBRE Group, Inc., Class A(a) .............................................. 12,636 2,032
VICI Properties, Inc., Class A .............................................. 25,213 709
2,741
Semiconductors & Semiconductor Equipment (13.1%):
Broadcom, Inc. ........................................................ 32,140 11,124
KLA Corp. ........................................................... 5,465 6,640
NVIDIA Corp. ......................................................... 144,785 27,002
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 14,171 4,307
49,073

Victory Portfolios
Victory Diversified Stock Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Software (8.0%):
Autodesk, Inc.(a) ....................................................... 6,231 $ 1,844
Dropbox, Inc., Class A(a) ................................................. 121,028 3,365
Gen Digital, Inc. ....................................................... 65,935 1,793
Microsoft Corp. ........................................................ 43,551 21,062
Palantir Technologies, Inc., Class A(a) ........................................ 9,822 1,746
29,810
Technology Hardware, Storage & Peripherals (8.0%):
Apple, Inc. ........................................................... 109,491 29,766
Utilities (0.9%):
National Fuel Gas Co. ................................................... 31,706 2,538
NRG Energy, Inc. ....................................................... 3,987 635
3,173
Total Common Stocks (Cost $217,542)
a
a
a
366,016
Exchange-Traded Funds (1.8%)
State Street Real Estate Select Sector SPDR ETF ................................ 167,913 6,775
Total Exchange-Traded Funds (Cost $7,000)
a
a
a
6,775
Total Investments (Cost $224,542) — 99.7% 372,791
Other assets in excess of liabilities —  0.3% 1,035
NET ASSETS - 100.00% $ 373,826
At December 31, 2025, the Fund's investments in foreign securities were 5.4% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Fund for Income
6
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (2.0%)
Agency CMO Other (2.0%):
Government National Mortgage Association ....................................
Series 2001-10, Class PE, 6.50%, 3/16/31, Callable 1/16/26 @ 100 ............... $ 29 $ 29
Series 2005-74, Class HB, 7.50%, 9/16/35 ................................. —(a) —(a)
Series 2005-74, Class HC, 7.50%, 9/16/35 ................................. 11 11
Series 2011-166, Class NT, 7.75%, 11/20/31(b) ............................. 217 219
Series 2012-106, Class JM, 7.32%, 10/20/34(b) ............................. 179 189
Series 2012-30, Class WB, 6.86%, 11/20/39(b) .............................. 393 406
Series 2013-190, Class KT, 8.19%, 9/20/30(b) .............................. 36 37
Series 2013-51, Class BL, 6.03%, 4/20/34(b) ............................... 555 572
Series 2013-64, Class KY, 6.52%, 12/20/38(b) .............................. 223 231
Series 2013-70, Class KP, 6.81%, 2/20/39(b) ............................... 281 289
Series 2014-69, Class W, 7.23%, 11/20/34(b) ............................... 68 72
Series 2014-74, Class PT, 7.52%, 5/16/44(b) ............................... 12 13
Series 2015-103, Class B, 6.93%, 1/20/40(b) ............................... 1,394 1,485
Series 2015-77, Class PT, 6.98%, 6/20/39(b) ............................... 96 100
Series 2019-22, Class PT, 7.91%, 2/20/49(b) ............................... 946 983
Series 2021-1, Class WT, 7.91%, 1/20/51(b) ................................ 1,040 1,092
Series 2023-186, Class BT, 8.00%, 9/20/31 ................................ 843 893
6,621
Total Collateralized Mortgage Obligations (Cost $6,954)
a
a
a
6,621
U.S. Government Agency Mortgages (70.4%)
Single Family Pass-throughs (70.1%):
Government National Mortgage Association
7.00%, 1/20/26 - 5/20/39 ............................................. 29,748 31,312
6.50%, 3/15/26 - 2/20/41 ............................................. 52,010 54,600
7.50%, 8/15/26 - 12/20/38 ............................................. 10,961 11,432
8.00%, 7/15/27 - 4/15/38 ............................................. 7,353 7,725
6.13%, 6/20/28 - 9/20/28 ............................................. 43 43
6.00%, 8/15/28 - 2/20/49 ............................................. 54,950 57,805
6.28%, 10/20/28 - 9/20/29 ............................................. 170 173
6.10%, 5/20/29 - 7/20/31 ............................................. 169 172
7.30%, 4/20/30 - 2/20/31 ............................................. 82 82
9.00%, 5/15/30 - 9/15/30 ............................................. 100 106
8.50%, 6/15/31 - 7/15/32 ............................................. 383 407
6.49%, 8/20/31 - 3/20/32 ............................................. 332 339
5.50%, 3/20/32 - 11/15/45 ............................................. 45,130 46,929
4.50%, 12/15/33 - 5/15/41 ............................................. 5,307 5,331
5.00%, 1/20/34 - 2/20/42 ............................................. 12,012 12,306
4 .00%, 8/15/41 .................................................... 359 349
229,111
Multi-Family Pass-throughs (0.3%):
Government National Mortgage Association
8.00%, 1/15/31 - 11/15/33 ............................................. 693 694
7.75%, 9/15/33 .................................................... 287 287
6.00%, 4/20/38 .................................................... 45 45
1,026
Total U.S. Government Agency Mortgages (Cost $240,320)
a
a
a
230,137
U.S. Treasury Obligations (27.2%)
U.S. Treasury Bills, 3.49%, 6/11/26(c) ........................................ 19,909 19,601
U.S. Treasury Bonds
6.38%, 8/15/27 .................................................... 22,004 22,999
6.13%, 8/15/29 .................................................... 21,157 22,946
6.25%, 5/15/30 .................................................... 21,111 23,276
Total U.S. Treasury Obligations (Cost $88,677)
a
a
a
88,822

Victory Portfolios
Victory Fund for Income
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Investment Companies (0.0%)(d)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 3 .65%(c) ........... 100 $ 100
Total Investment Companies (Cost $100)
a
a
a
100
Total Investments (Cost $336,051) — 99.6% 325,680
Other assets in excess of liabilities —  0.4% 1,435
NET ASSETS - 100.00% $ 327,115
(a) Rounds to less than $1 thousand.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2025.
(c) Rate represents the effective yield at December 31, 2025.
(d) Amount represents less than 0.05% of net assets.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Investment Grade Convertible Fund
8
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (66.0%)
Consumer Discretionary (7.4%):
Expedia Group, Inc. , 2/15/26 (a) ............................................. $ 3,178 $ 3,545
Ford Motor Credit Co. LLC , 3/15/26 (a) (b) ..................................... 7,060 7,332
Meritage Homes Corp. , 1 .75% , 5/15/28 ....................................... 7,385 7,263
18,140
Financials (13.9%):
Barclays Bank PLC , 1 .00% , 2/16/29 ......................................... 8,990 9,858
Capital Southwest Corp. , 5 .13% , 11/15/29 ..................................... 2,620 2,587
Euronet Worldwide, Inc. , 0 .63% , 10/1/30 (c) .................................... 5,195 4,737
Global Payments, Inc. , 1 .50% , 3/1/31 ........................................ 7,512 6,739
HAT Holdings I LLC/HAT Holdings II LLC , 3 .75% , 8/15/28 (b) (c) .................... 520 661
JPMorgan Chase Financial Co. LLC , 0 .50% , 6/15/27 ............................. 1,760 2,034
PPL Capital Funding, Inc. , 2 .88% , 3/15/28 ..................................... 6,755 7,414
34,030
Health Care (4.4%):
BioMarin Pharmaceutical, Inc. , 1 .25% , 5/15/27 ................................. 250 239
Dexcom, Inc. , 0 .38% , 5/15/28 .............................................. 1,500 1,379
Envista Holdings Corp. , 1 .75% , 8/15/28 ....................................... 9,050 8,677
Zoetis, Inc. , 0 .25% , 6/15/29 (c) ............................................. 530 545
10,840
Industrials (7.8%):
Parsons Corp. , 2 .63% , 3/1/29 (b) ............................................ 7,250 7,453
Uber Technologies, Inc. , 0 .88% , 12/1/28 ...................................... 9,070 11,764
19,217
Information Technology (3.5%):
Akamai Technologies, Inc. , 1 .13% , 2/15/29 .................................... 1,715 1,695
ON Semiconductor Corp. , 5/1/27 (a) .......................................... 735 875
Vishay Intertechnology, Inc. , 2 .25% , 9/15/30 ................................... 6,740 6,049
8,619
Real Estate (14.5%):
Boston Properties LP , 2 .00% , 10/1/30 (c) ...................................... 1,750 1,690
COPT Defense Properties LP , 5 .25% , 9/15/28 (c) ................................. 2,250 2,515
Digital Realty Trust LP , 1 .88% , 11/15/29 (c) .................................... 3,225 3,270
Federal Realty OP LP , 3 .25% , 1/15/29 (c) ...................................... 2,880 2,907
Kite Realty Group LP , 0 .75% , 4/1/27 (c) ....................................... 4,455 4,686
Rexford Industrial Realty LP
4 .38% , 3/15/27 (c) .................................................. 640 636
4 .13% , 3/15/29 (c) .................................................. 1,669 1,663
Ventas Realty LP , 3 .75% , 6/1/26 ............................................ 5,220 7,371
Welltower OP LLC
2 .75% , 5/15/28 (c) .................................................. 4,920 9,636
3 .13% , 7/15/29 (c) .................................................. 860 1,299
35,673
Utilities (14.5%):
Alliant Energy Corp.
3 .88% , 3/15/26 .................................................... 1,435 1,491
3 .25% , 5/30/28 (c) .................................................. 3,290 3,357
American Water Capital Corp. , 3 .63% , 6/15/26 .................................. 6,060 6,035
CenterPoint Energy, Inc.
4 .25% , 8/15/26 .................................................... 4,245 4,642
3 .00% , 8/1/28 (c) ................................................... 665 673
CMS Energy Corp. , 3 .38% , 5/1/28 ........................................... 2,855 3,053
Duke Energy Corp. , 4 .13% , 4/15/26 .......................................... 5,340 5,500
Evergy, Inc. , 4 .50% , 12/15/27 .............................................. 2,520 3,067
Exelon Corp. , 3 .25% , 3/15/29 (c) ............................................ 1,045 1,042
The Southern Co. , 4 .50% , 6/15/27 ........................................... 1,590 1,696

Victory Portfolios
Victory Investment Grade Convertible Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
WEC Energy Group, Inc.
4 .38% , 6/1/27 ..................................................... $ 1,680 $ 1,898
4 .38% , 6/1/29 ..................................................... 2,680 3,126
35,580
Total Convertible Corporate Bonds (Cost $153,311)
a
a
a
162,099
Shares
Convertible Preferred Stocks (31.7%)
Financials (22.1%):
Apollo Global Management, Inc. , 6 .75% , 7/31/26 ................................ 160,025 12,085
Ares Management Corp. , Series B , 6 .75% , 10/1/27 ............................... 167,610 8,447
Bank of America Corp. , Series L , 7 .25% (d) .................................... 9,850 12,332
KKR & Co., Inc. , Series D , 6 .25% , 3/1/28 ..................................... 181,900 9,430
Wells Fargo & Co. , Series L , 7 .50% (d) ........................................ 9,904 12,004
54,298
Industrials (0.3%):
The Boeing Co. , 6 .00% , 10/15/27 ........................................... 10,000 691
Materials (1.1%):
Albemarle Corp. , 7 .25% , 3/1/27 ............................................ 47,050 2,794
Utilities (8.2%):
NextEra Energy, Inc.
7 .30% , 6/1/27 ..................................................... 171,420 8,874
7 .23% , 11/1/27 ..................................................... 76,919 3,750
The Southern Co. , 7 .13% , 12/15/28 .......................................... 146,940 7,400
20,024
Total Convertible Preferred Stocks (Cost $73,776)
a
a
a
77,807
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (e) ........ 223,061 223
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (e) ............ 223,061 223
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (e) ............... 223,061 223
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (e) . 223,061 223
Total Collateral for Securities Loaned (Cost $892)
a
a
a
892
Total Investments (Cost $227,979) — 98.1% 240,798
Other assets in excess of liabilities —  1.9% 4,574
NET ASSETS - 100.00% $ 245,372
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$39,317 (thousands) and amounted to 16.0% of net assets.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on December 31, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2025
10
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Diversified
Stock Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Assets:
Investments, at value (Cost $224,542, $336,051 and $227,979) $ 372,791 $ 325,680 $ 240,798 (a)
Cash 1,264 — 5,057
Receivables:
Dividends, interest, and securities lending income 235 2,370 1,078
Capital shares issued 10 237 59
From Adviser 7 34 3
Prepaid expenses 42 48 32
Total Assets 374,349 328,369 247,027
Liabilities:
Payables:
Collateral received on loaned securities — — 892
Capital shares redeemed 206 1,006 523
Accrued expenses and other payables:
Investment advisory fees 205 141 159
Administration fees 14 12 9
Custodian fees — (b) 1 2
Transfer agent fees 6 11 5
Sub-Transfer agent fees 25 38 45
Compliance fees — (b) — (b) — (b)
12b-1 fees 41 8 2
Other accrued expenses 26 37 18
Total Liabilities 523 1,254 1,655
Commitments and contingencies (Note 4 )
Net Assets:
Capital 218,876 780,016 231,482
Total accumulated earnings (loss) 154,950 (452,901) 13,890
Net Assets $ 373,826 $ 327,115 $ 245,372
Net Assets:
Class A $ 290,258 $ 54,606 $ 14,200
Class C 468 1,609 —
Class I 31,120 180,002 228,757
Class R 41,043 13,621 —
Class R6 5,250 23,912 —
Class Y 5,687 48,596 —
Member Class — 4,769 2,415
Total $ 373,826 $ 327,115 $ 245,372
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 12,054 8,036 784
Class C 24 240 —
Class I 1,287 26,488 12,607
Class R 1,801 2,001 —
Class R6 217 3,523 —
Class Y 234 7,152 —
Member Class — 699 127
Total 15,617 48,139 13,518
Net asset value, offering and redemption price per share:(c)
Class A $ 24 .08 $ 6 .80 $ 18 .12
Class C(d) 19 .51 6 .70 —
Class I 24 .18 6 .80 18 .15
Class R 22 .79 6 .81 —
Class R6 24 .25 6 .79 —
Class Y 24 .24 6 .79 —
Member Class — 6 .82 18 .96
Maximum Sales Charge — Class A 5 .75% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 25 .55 $ 6 .96 $ 18 .54
(a) Includes $843 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2025
11
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Diversified
Stock Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Investment Income:
Dividends $ 1,432 $ 9 $ 2,364
Interest 82 5,250 2,299
Securities lending (net of fees) — (a) 8 4
Foreign tax withholding (7) — —
Total Income 1,507 5,267 4,667
Expenses:
Investment advisory fees 1,177 843 979
Administration fees 85 80 62
Sub-Administration fees 9 9 9
12b-1 fees — Class A 350 76 18
12b-1 fees — Class C 3 9 —
12b-1 fees — Class R 101 18 —
Custodian fees 7 7 6
Transfer agent fees — Class A 12 3 1
Transfer agent fees — Class C — (a) — (a) —
Transfer agent fees — Class I 1 12 8
Transfer agent fees — Class R 3 1 —
Transfer agent fees — Class R6 — (a) 1 —
Transfer agent fees — Class Y — (a) — —
Transfer agent fees — Member Class — 2 2
Sub-Transfer agent fees — Class A 56 25 4
Sub-Transfer agent fees — Class C — (a) 1 —
Sub-Transfer agent fees — Class I 6 64 108
Sub-Transfer agent fees — Class R 8 2 —
Sub-Transfer agent fees — Class Y 2 18 —
Trustees' fees 9 9 7
Compliance fees 1 1 1
Legal and audit fees 12 12 11
State registration and filing fees 47 59 27
Interfund lending fees — (a) — —
Other expenses 35 64 22
Recoupment of prior expenses waived/reimbursed by Adviser 1 1 —
Total Expenses 1,925 1,317 1,265
Expenses waived/reimbursed by Adviser (25) (109) (7)
Net Expenses 1,900 1,208 1,258
Net Investment Income (Loss) (393) 4,059 3,409
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 18,148 488 2,404
Net change in unrealized appreciation/depreciation on investment securities 31,314 2,850 3,808
Net realized/unrealized gains (losses) on investments 49,462 3,338 6,212
Change in net assets resulting from operations $ 49,069 $ 7,397 $ 9,621
(a) Rounds to less than $1 thousand.

12
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (393) $ (758) $ 4,059 $ 7,586 $ 3,409 $ 5,966
Net realized gains (losses) 18,148 48,103 488 24 2,404 3,816
Net change in unrealized
appreciation/depreciation 31,314 3,097 2,850 10,604 3,808 9,772
Change in net assets resulting from
operations 49,069 50,442 7,397 18,214 9,621 19,554
Distributions to Shareholders:
Class A (30,510) (24,646) (1,756) (3,428) (400) (347)
Class C (58) (61) (47) (101) — —
Class I (3,326) (2,721) (5,569) (9,239) (6,891) (6,319)
Class R (4,549) (4,042) (410) (752) — —
Class R6 (553) (416) (746) (1,122) — —
Class Y (598) (540) (1,494) (2,562) — —
Member Class — — (129) (136) (66) (50)
Change in net assets resulting from
distributions to shareholders (39,594) (32,426) (10,151) (17,340) (7,357) (6,716)
Change in net assets resulting from
capital transactions 24,698 3,436 (6,699) 8,710 (9,469) (24,966)
Change in net assets 34,173 21,452 (9,453) 9,584 (7,205) (12,128)
Net Assets:
Beginning of period 339,653 318,201 336,568 326,984 252,577 264,705
End of period $ 373,826 $ 339,653 $ 327,115 $ 336,568 $ 245,372 $ 252,577

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 6,223 $ 7,431 $ 3,272 $ 7,764 $ 419 $ 1,221
Distributions reinvested 28,868 23,297 1,547 3,027 378 328
Cost of shares redeemed (14,346) (25,271) (14,980) (16,216) (1,210) (3,970)
Total Class A $ 20,745 $ 5,457 $ (10,161) $ (5,425) $ (413) $ (2,421)
Class C
Proceeds from shares issued $ 15 $ 85 $ 104 $ 211 $ — $ —
Distributions reinvested 58 61 47 100 — —
Cost of shares redeemed (122) (216) (434) (1,004) — —
Total Class C $ (49) $ (70) $ (283) $ (693) $ — $ —
Class I
Proceeds from shares issued $ 2,005 $ 2,916 $ 19,040 $ 47,939 $ 21,858 $ 45,440
Distributions reinvested 3,012 2,494 4,852 7,775 6,423 5,905
Cost of shares redeemed (3,467) (5,298) (23,743) (45,734) (37,587) (73,956)
Total Class I $ 1,550 $ 112 $ 149 $ 9,980 $ (9,306) $ (22,611)
Class R
Proceeds from shares issued $ 322 $ 695 $ 567 $ 2,284 $ — $ —
Distributions reinvested 4,474 3,977 406 745 — —
Cost of shares redeemed (2,895) (7,081) (1,500) (4,460) — —
Total Class R $ 1,901 $ (2,409) $ (527) $ (1,431) $ — $ —
Class R6
Proceeds from shares issued $ 172 $ 608 $ 1,915 $ 14,404 $ — $ —
Distributions reinvested 541 407 745 1,113 — —
Cost of shares redeemed (253) (274) (3,414) (5,321) — —
Total Class R6 $ 460 $ 741 $ (754) $ 10,196 $ — $ —
Class Y
Proceeds from shares issued $ 516 $ 464 $ 9,273 $ 14,815 $ — $ —
Distributions reinvested 525 477 1,493 2,561 — —
Cost of shares redeemed (950) (1,336) (6,965) (23,233) — —
Total Class Y $ 91 $ (395) $ 3,801 $ (5,857) $ — $ —
Member Class
Proceeds from shares issued $ — $ — $ 1,485 $ 4,209 $ 240 $ 438
Distributions reinvested — — 129 136 66 50
Cost of shares redeemed — — (538) (2,405) (56) (422)
Total Member Class $ — $ — $ 1,076 $ 1,940 $ 250 $ 66
Change in net assets resulting from
capital transactions $ 24,698 $ 3,436 $ (6,699) $ 8,710 $ (9,469) $ (24,966)

14
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Share Transactions:
Class A
Issued 247 337 478 1,132 22 70
Reinvested 1,204 1,035 227 443 21 18
Redeemed (576) (1,130) (2,188) (2,364) (66) (222)
Total Class A 875 242 (1,483) (789) (23) (134)
Class C
Issued 1 5 15 30 — —
Reinvested 3 3 7 15 — —
Redeemed (6) (11) (64) (148) — —
Total Class C (2) (3) (42) (103) — —
Class I
Issued 81 125 2,781 6,997 1,193 2,536
Reinvested 125 111 711 1,138 349 331
Redeemed (138) (238) (3,469) (6,673) (2,031) (4,144)
Total Class I 68 (2) 23 1,462 (489) (1,277)
Class R
Issued 13 35 83 333 — —
Reinvested 197 185 59 109 — —
Redeemed (123) (336) (219) (649) — —
Total Class R 87 (116) (77) (207) — —
Class R6
Issued 7 26 281 2,101 — —
Reinvested 22 18 109 163 — —
Redeemed (9) (12) (499) (779) — —
Total Class R6 20 32 (109) 1,485 — —
Class Y
Issued 19 20 1,354 2,159 — —
Reinvested 22 21 219 375 — —
Redeemed (38) (60) (1,020) (3,389) — —
Total Class Y 3 (19) 553 (855) — —
Member Class
Issued — — 215 610 13 23
Reinvested — — 19 20 3 3
Redeemed — — (78) (349) (3) (23)
Total Member Class — — 156 281 13 3
Change in Shares 1,051 134 (979) 1,274 (499) (1,408)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory Diversified Stock Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $23.45 $22.16 $19.82 $17.86 $24.89 $17.41 $17.65
Investment Activities:
Net investment income (loss)(b) (0.03) (0.05) (0.02) 0.04 0.05 —(c) 0.05
Net realized and unrealized gains
(losses) 3.46 3.67 4.33 3.65 (3.68) 7.95 0.90
Total from Investment
Activities 3.43 3.62 4.31 3.69 (3.63) 7.95 0.95
Distributions to Shareholders from:
Net investment income (0.06) — —(c) (0.04) (0.04) (0.01) (0.04)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.80) (2.33) (1.97) (1.73) (3.40) (0.47) (1.19)
Net Asset Value, End of Period $24.08 $23.45 $22.16 $19.82 $17.86 $24.89 $17.41
Total Return(d)(e) 14.70% 16.73% 23.66% 21.98% (17.22)% 46.50% 5.47%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.04% 1.05% 1.07% 1.07% 1.08% 1.07% 1.09%
Net Investment Income (Loss)(f) (0.21)% (0.22)% (0.10)% 0.22% 0.33% 0.00%(h) 0.29%
Gross Expenses(f)(g) 1.04% 1.05% 1.07% 1.07% 1.08% 1.07% 1.09%
Supplemental Data:
Net Assets at end of period
(000's) $290,258 $262,084 $242,430 $210,774 $191,392 $246,063 $184,217
Portfolio Turnover(d)(i) 46% 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Diversified Stock Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $19.51 $18.96 $17.39 $15.97 $22.70 $16.05 $16.46
Investment Activities:
Net investment income (loss)(b) (0.13) (0.23) (0.18) (0.12) (0.08) (0.18) (0.10)
Net realized and unrealized gains
(losses) 2.88 3.11 3.72 3.23 (3.29) 7.29 0.84
Total from Investment
Activities 2.75 2.88 3.54 3.11 (3.37) 7.11 0.74
Distributions to Shareholders from:
Net investment income (0.01) — — —(c) — — —
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.75) (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Net Asset Value, End of Period $19.51 $19.51 $18.96 $17.39 $15.97 $22.70 $16.05
Total Return(d)(e) 14.16% 15.59% 22.45% 20.86% (17.72)% 45.01% 4.53%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.02% 2.02% 2.02% 2.02% 2.02% 2.02% 2.05%
Net Investment Income (Loss)(f) (1.21)% (1.22)% (1.04)% (0.73)% (0.62)% (0.93)% (0.64)%
Gross Expenses(f)(g) 5.50% 4.93% 4.02% 2.85% 2.46% 2.32% 2.14%
Supplemental Data:
Net Assets at end of period
(000's) $468 $505 $550 $919 $1,545 $2,371 $3,046
Portfolio Turnover(d)(h) 46% 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class I
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $23.53 $22.19 $19.81 $17.85 $24.88 $17.37 $17.61
Investment Activities:
Net investment income (loss)(b) (—)(c) (—)(c) 0.03 0.09 0.08 0.05 0.09
Net realized and unrealized gains
(losses) 3.47 3.67 4.33 3.64 (3.67) 7.94 0.90
Total from Investment
Activities 3.47 3.67 4.36 3.73 (3.59) 7.99 0.99
Distributions to Shareholders from:
Net investment income (0.08) — (0.01) (0.08) (0.08) (0.02) (0.08)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.82) (2.33) (1.98) (1.77) (3.44) (0.48) (1.23)
Net Asset Value, End of Period $24.18 $23.53 $22.19 $19.81 $17.85 $24.88 $17.37
Total Return(d)(e) 14.85% 17.00% 23.90% 22.29% (17.09)% 46.79% 5.81%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83% 0.84%
Net Investment Income (Loss)(f) 0.00%(h) 0.00%(h) 0.14% 0.47% 0.57% 0.24% 0.56%
Gross Expenses(f)(g) 0.83% 0.85% 0.86% 0.86% 0.85% 0.85% 0.86%
Supplemental Data:
Net Assets at end of period
(000's) $31,120 $28,688 $27,087 $23,984 $21,933 $27,856 $21,071
Portfolio Turnover(d)(i) 46% 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Diversified Stock Fund
Class R
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.33 $21.27 $19.15 $17.32 $24.25 $17.01 $17.29
Investment Activities:
Net investment income (loss)(b) (0.06) (0.11) (0.08) (0.01) 0.01 (0.06) —(c)
Net realized and unrealized gains
(losses) 3.30 3.50 4.17 3.53 (3.57) 7.76 0.88
Total from Investment
Activities 3.24 3.39 4.09 3.52 (3.56) 7.70 0.88
Distributions to Shareholders from:
Net investment income (0.04) — — —(c) (0.01) — (0.01)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.78) (2.33) (1.97) (1.69) (3.37) (0.46) (1.16)
Net Asset Value, End of Period $22.79 $22.33 $21.27 $19.15 $17.32 $24.25 $17.01
Total Return(d)(e) 14.58% 16.38% 23.25% 21.67% (17.38)% 46.02% 5.25%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.33% 1.35% 1.36% 1.36% 1.36% 1.35% 1.37%
Net Investment Income (Loss)(f) (0.50)% (0.52)% (0.39)% (0.07)% 0.05% (0.28)% 0.01%
Gross Expenses(f)(g) 1.33% 1.35% 1.36% 1.36% 1.36% 1.35% 1.37%
Supplemental Data:
Net Assets at end of period
(000's) $41,043 $38,264 $38,915 $35,836 $36,360 $48,980 $39,432
Portfolio Turnover(d)(h) 46% 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $23.59 $22.23 $19.84 $17.87 $24.91 $17.38 $17.62
Investment Activities:
Net investment income (loss)(b) 0.01(c) 0.01 0.04 0.09 0.09 0.06 0.08
Net realized and unrealized gains
(losses) 3.48 3.68 4.34 3.66 (3.69) 7.95 0.92
Total from Investment
Activities 3.49 3.69 4.38 3.75 (3.60) 8.01 1.00
Distributions to Shareholders from:
Net investment income (0.09) — (0.02) (0.09) (0.08) (0.02) (0.09)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.83) (2.33) (1.99) (1.78) (3.44) (0.48) (1.24)
Net Asset Value, End of Period $24.25 $23.59 $22.23 $19.84 $17.87 $24.91 $17.38
Total Return(d)(e) 14.88% 17.06% 23.93% 22.38% (17.08)% 46.89% 5.86%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.78% 0.78% 0.78% 0.78% 0.78% 0.78% 0.78%
Net Investment Income (Loss)(f) 0.05% 0.06% 0.19% 0.50% 0.63% 0.29% 0.49%
Gross Expenses(f)(g) 1.14% 1.12% 1.37% 1.55% 1.36% 1.10% 1.34%
Supplemental Data:
Net Assets at end of period
(000's) $5,250 $4,654 $3,663 $1,927 $863 $4,040 $3,103
Portfolio Turnover(d)(h) 46% 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Diversified Stock Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $23.58 $22.24 $19.86 $17.89 $24.93 $17.41 $17.65
Investment Activities:
Net investment income (loss)(b) (—)(c) (0.01) 0.02 0.08 0.08 0.05 0.09
Net realized and unrealized gains
(losses) 3.48 3.68 4.34 3.66 (3.69) 7.95 0.90
Total from Investment
Activities 3.48 3.67 4.36 3.74 (3.61) 8.00 0.99
Distributions to Shareholders from:
Net investment income (0.08) — (0.01) (0.08) (0.07) (0.02) (0.08)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.82) (2.33) (1.98) (1.77) (3.43) (0.48) (1.23)
Net Asset Value, End of Period $24.24 $23.58 $22.24 $19.86 $17.89 $24.93 $17.41
Total Return(d)(e) 14.84% 16.96% 23.83% 22.26% (17.07)% 46.75% 5.72%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.86% 0.86% 0.86% 0.86% 0.86% 0.86% 0.86%
Net Investment Income (Loss)(f) (0.03)% (0.03)% 0.11% 0.43% 0.55% 0.21% 0.52%
Gross Expenses(f)(g) 1.14% 1.11% 1.14% 1.09% 0.96% 0.96% 1.31%
Supplemental Data:
Net Assets at end of period
(000's) $5,687 $5,458 $5,556 $4,505 $4,102 $5,029 $3,737
Portfolio Turnover(d)(h) 46% 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.85 $6.84 $6.91 $7.32 $7.92 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.08 0.14 0.10 0.09 0.03 0.02 0.06
Net realized and unrealized gains
(losses) 0.07 0.22 0.19 (0.13) (0.38) (0.11) 0.17
Total from Investment
Activities 0.15 0.36 0.29 (0.04) (0.35) (0.09) 0.23
Distributions to Shareholders from:
Net investment income (0.20) (0.35) (0.36) (0.37) (0.25) (0.39) (0.39)
Total Distributions (0.20) (0.35) (0.36) (0.37) (0.25) (0.39) (0.39)
Net Asset Value, End of Period $6.80 $6.85 $6.84 $6.91 $7.32 $7.92 $8.40
Total Return(c)(d) 2.24% 5.52% 4.24% (0.45)% (4.48)% (1.14)% 2.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.91% 0.91%
Net Investment Income (Loss)(e) 2.22% 2.11% 1.52% 1.29% 0.53% 0.25% 0.75%
Gross Expenses(e)(f) 0.97% 0.97% 0.97% 0.96% 0.95% 0.92% 0.92%
Supplemental Data:
Net Assets at end of period
(000's) $54,606 $65,228 $70,457 $85,445 $99,353 $128,802 $151,236
Portfolio Turnover(c)(g) 23% 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Fund for Income
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.76 $6.75 $6.83 $7.23 $7.84 $8.31 $8.48
Investment Activities:
Net investment income (loss)(b) 0.05 0.09 0.05 0.03 (0.01) (0.05) —(c)
Net realized and unrealized gains
(losses) 0.06 0.22 0.18 (0.11) (0.39) (0.10) 0.16
Total from Investment
Activities 0.11 0.31 0.23 (0.08) (0.40) (0.15) 0.16
Distributions to Shareholders from:
Net investment income (0.17) (0.30) (0.31) (0.32) (0.21) (0.32) (0.33)
Total Distributions (0.17) (0.30) (0.31) (0.32) (0.21) (0.32) (0.33)
Net Asset Value, End of Period $6.70 $6.76 $6.75 $6.83 $7.23 $7.84 $8.31
Total Return(d)(e) 1.70% 4.65% 3.48% (1.11)% (5.15)% (1.81)% 1.85%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.71% 1.71% 1.71% 1.71% 1.71% 1.71% 1.71%
Net Investment Income (Loss)(f) 1.42% 1.32% 0.72% 0.48% (0.27)% (0.62)% (0.01)%
Gross Expenses(f)(g) 2.74% 2.37% 2.16% 1.94% 1.84% 1.79% 1.74%
Supplemental Data:
Net Assets at end of period
(000's) $1,609 $1,908 $2,596 $3,967 $6,978 $10,066 $20,801
Portfolio Turnover(d)(h) 23% 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class I
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.85 $6.83 $6.91 $7.31 $7.92 $8.39 $8.55
Investment Activities:
Net investment income (loss)(b) 0.09 0.16 0.12 0.11 0.04 0.04 0.08
Net realized and unrealized gains
(losses) 0.07 0.23 0.18 (0.12) (0.39) (0.10) 0.17
Total from Investment
Activities 0.16 0.39 0.30 (0.01) (0.35) (0.06) 0.25
Distributions to Shareholders from:
Net investment income (0.21) (0.37) (0.38) (0.39) (0.26) (0.41) (0.41)
Total Distributions (0.21) (0.37) (0.38) (0.39) (0.26) (0.41) (0.41)
Net Asset Value, End of Period $6.80 $6.85 $6.83 $6.91 $7.31 $7.92 $8.39
Total Return(c)(d) 2.38% 5.79% 4.52% (0.05)% (4.45)% (0.77)% 3.01%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.64% 0.64% 0.64% 0.64% 0.64% 0.64%
Net Investment Income (Loss)(e) 2.49% 2.38% 1.79% 1.55% 0.80% 0.48% 0.95%
Gross Expenses(e)(f) 0.70% 0.71% 0.71% 0.70% 0.68% 0.67% 0.66%
Supplemental Data:
Net Assets at end of period
(000's) $180,002 $181,363 $170,896 $205,132 $284,230 $385,332 $590,749
Portfolio Turnover(c)(g) 23% 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Fund for Income
Class R
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.86 $6.84 $6.92 $7.33 $7.93 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.08 0.14 0.10 0.09 0.03 0.02 0.06
Net realized and unrealized gains
(losses) 0.07 0.23 0.18 (0.13) (0.38) (0.10) 0.17
Total from Investment
Activities 0.15 0.37 0.28 (0.04) (0.35) (0.08) 0.23
Distributions to Shareholders from:
Net investment income (0.20) (0.35) (0.36) (0.37) (0.25) (0.39) (0.39)
Total Distributions (0.20) (0.35) (0.36) (0.37) (0.25) (0.39) (0.39)
Net Asset Value, End of Period $6.81 $6.86 $6.84 $6.92 $7.33 $7.93 $8.40
Total Return(c)(d) 2.23% 5.51% 4.24% (0.45)% (4.48)% (1.03)% 2.74%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.91% 0.91%
Net Investment Income (Loss)(e) 2.22% 2.11% 1.52% 1.28% 0.54% 0.23% 0.76%
Gross Expenses(e)(f) 1.02% 1.02% 1.02% 1.00% 0.98% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period
(000's) $13,621 $14,262 $15,641 $13,784 $17,973 $23,613 $43,684
Portfolio Turnover(c)(g) 23% 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.84 $6.83 $6.89 $7.30 $7.91 $8.38 $8.54
Investment Activities:
Net investment income (loss)(b) 0.09 0.16 0.12 0.11 0.04 0.04 0.08
Net realized and unrealized gains
(losses) 0.07 0.22 0.20 (0.13) (0.39) (0.10) 0.18
Total from Investment
Activities 0.16 0.38 0.32 (0.02) (0.35) (0.06) 0.26
Distributions to Shareholders from:
Net investment income (0.21) (0.37) (0.38) (0.39) (0.26) (0.41) (0.42)
Total Distributions (0.21) (0.37) (0.38) (0.39) (0.26) (0.41) (0.42)
Net Asset Value, End of Period $6.79 $6.84 $6.83 $6.89 $7.30 $7.91 $8.38
Total Return(c)(d) 2.39% 5.65% 4.84% (0.18)% (4.44)% (0.77)% 3.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.63% 0.63% 0.63% 0.63% 0.63% 0.63% 0.63%
Net Investment Income (Loss)(e) 2.50% 2.38% 1.80% 1.56% 0.83% 0.46% 0.88%
Gross Expenses(e)(f) 0.68% 0.69% 0.67% 0.65% 0.63% 0.64% 0.64%
Supplemental Data:
Net Assets at end of period
(000's) $23,912 $24,862 $14,658 $23,861 $27,174 $29,691 $49,009
Portfolio Turnover(c)(g) 23% 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Fund for Income
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.85 $6.83 $6.90 $7.31 $7.92 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.08 0.16 0.12 0.10 0.04 0.03 0.06
Net realized and unrealized gains
(losses) 0.07 0.22 0.19 (0.12) (0.39) (0.11) 0.19
Total from Investment
Activities 0.15 0.38 0.31 (0.02) (0.35) (0.08) 0.25
Distributions to Shareholders from:
Net investment income (0.21) (0.36) (0.38) (0.39) (0.26) (0.40) (0.41)
Total Distributions (0.21) (0.36) (0.38) (0.39) (0.26) (0.40) (0.41)
Net Asset Value, End of Period $6.79 $6.85 $6.83 $6.90 $7.31 $7.92 $8.40
Total Return(c)(d) 2.19% 5.72% 4.60% (0.26)% (4.46)% (0.94)% 2.95%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Net Investment Income (Loss)(e) 2.41% 2.31% 1.72% 1.46% 0.72% 0.40% 0.67%
Gross Expenses(e)(f) 0.72% 0.72% 0.72% 0.74% 0.72% 0.71% 0.74%
Supplemental Data:
Net Assets at end of period
(000's) $48,596 $45,212 $50,937 $45,084 $82,168 $120,588 $186,421
Portfolio Turnover(c)(g) 23% 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Member Class
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $6.88 $6.86 $6.93 $7.34 $7.95 $8.41
Investment Activities:
Net investment income (loss)(c) 0.08 0.15 0.12 0.10 0.04 0.04
Net realized and unrealized gains (losses) 0.07 0.23 0.19 (0.12) (0.39) (0.13)
Total from Investment Activities 0.15 0.38 0.31 (0.02) (0.35) (0.09)
Distributions to Shareholders from:
Net investment income (0.21) (0.36) (0.38) (0.39) (0.26) (0.37)
Total Distributions (0.21) (0.36) (0.38) (0.39) (0.26) (0.37)
Net Asset Value, End of Period $6.82 $6.88 $6.86 $6.93 $7.34 $7.95
Total Return(d)(e) 2.17% 5.66% 4.54% (0.29)% (4.49)% (1.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(f) 2.37% 2.25% 1.68% 1.45% 0.73% 0.52%
Gross Expenses(f)(g) 1.31% 1.53% 2.00% 1.59% 2.85% 4.45%
Supplemental Data:
Net Assets at end of period (000's) $4,769 $3,733 $1,799 $1,369 $1,238 $877
Portfolio Turnover(d)(h) 23% 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $17.99 $17.14 $16.35 $16.30 $19.97 $17.31 $17.51
Investment Activities:
Net investment income (loss)(b) 0.21 0.34 0.24 0.28 0.18 0.22 0.27
Net realized and unrealized gains
(losses) 0.43 0.92 0.97 0.27 (2.07) 3.27 0.47
Total from Investment
Activities 0.64 1.26 1.21 0.55 (1.89) 3.49 0.74
Distributions to Shareholders from:
Net investment income (0.32) (0.41) (0.42) (0.36) (1.45) (0.83) (0.35)
Net realized gains (0.19) — — (0.14) (0.33) — (0.59)
Total Distributions (0.51) (0.41) (0.42) (0.50) (1.78) (0.83) (0.94)
Net Asset Value, End of Period $18.12 $17.99 $17.14 $16.35 $16.30 $19.97 $17.31
Total Return(c)(d) 3.57% 7.39% 7.50% 3.50% (10.32)% 20.62% 4.43%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.29% 1.27% 1.25% 1.20% 1.22% 1.39% 1.38%
Net Investment Income (Loss)(e) 2.30% 1.90% 1.47% 1.75% 1.48% 1.12% 1.63%
Gross Expenses(e)(f) 1.29% 1.27% 1.25% 1.20% 1.22% 1.41% 1.38%
Supplemental Data:
Net Assets at end of period
(000's) $14,200 $14,501 $16,127 $17,827 $18,981 $21,644 $16,571
Portfolio Turnover(c)(g) 14% 24% 36% 22% 17% 28% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class I
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $18.02 $17.16 $16.35 $16.29 $19.98 $17.32 $17.50
Investment Activities:
Net investment income (loss)(b) 0.25 0.40 0.29 0.33 0.22 0.31 0.33
Net realized and unrealized gains
(losses) 0.43 0.91 0.99 0.27 (2.08) 3.27 0.49
Total from Investment
Activities 0.68 1.31 1.28 0.60 (1.86) 3.58 0.82
Distributions to Shareholders from:
Net investment income (0.36) (0.45) (0.47) (0.40) (1.50) (0.92) (0.41)
Net realized gains (0.19) — — (0.14) (0.33) — (0.59)
Total Distributions (0.55) (0.45) (0.47) (0.54) (1.83) (0.92) (1.00)
Net Asset Value, End of Period $18.15 $18.02 $17.16 $16.35 $16.29 $19.98 $17.32
Total Return(c)(d) 3.74% 7.71% 7.92% 3.78% (10.20)% 21.19% 4.91%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.94% 0.95% 0.94% 0.92% 0.91% 0.93% 0.96%
Net Investment Income (Loss)(e) 2.63% 2.22% 1.75% 2.01% 1.82% 1.59% 1.98%
Gross Expenses(e)(f) 0.94% 0.95% 0.94% 0.92% 0.91% 0.93% 0.96%
Supplemental Data:
Net Assets at end of period
(000's) $228,757 $235,925 $246,592 $295,985 $425,954 $403,122 $276,923
Portfolio Turnover(c)(g) 14% 24% 36% 22% 17% 28% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Investment Grade Convertible Fund
Member Class
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $18.80 $17.89 $17.03 $16.95 $20.71 $17.36
Investment Activities:
Net investment income (loss)(c) 0.24 0.39 0.28 0.32 0.21 0.26
Net realized and unrealized gains (losses) 0.45 0.95 1.02 0.28 (2.16) 3.31
Total from Investment Activities 0.69 1.34 1.30 0.60 (1.95) 3.57
Distributions to Shareholders from:
Net investment income (0.34) (0.43) (0.44) (0.38) (1.48) (0.22)
Net realized gains (0.19) — — (0.14) (0.33) —
Total Distributions (0.53) (0.43) (0.44) (0.52) (1.81) (0.22)
Net Asset Value, End of Period $18.96 $18.80 $17.89 $17.03 $16.95 $20.71
Total Return(d)(e) 3.67% 7.53% 7.73% 3.62% (10.28)% 20.63%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(f) 2.48% 2.08% 1.61% 1.89% 1.67% 1.30%
Gross Expenses(f)(g) 1.67% 1.85% 1.98% 1.76% 3.79% 9.99%
Supplemental Data:
Net Assets at end of period (000's) $2,415 $2,151 $1,986 $1,720 $1,058 $512
Portfolio Turnover(d)(h) 14% 24% 36% 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2025
Victory Portfolios
31
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Diversified Stock Fund Diversified Stock Fund A, C, I, R, R6, and Y
Victory Fund for Income Fund for Income A, C, I, R, R6, Y, and Member Class
Victory Investment Grade Convertible Fund Investment Grade Convertible Fund A, I, and Member Class

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
32
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value
Level 1 Level 2 Level 3 Total
Diversified Stock Fund
Common Stocks ............................................... $ 366,016 $ — $ — $ 366,016
Exchange-Traded Funds ......................................... 6,775 — — 6,775
Total ....................................................... $ 372,791 $ — $ — $ 372,791
Fund for Income
Collateralized Mortgage Obligations ................................ — 6,621 — 6,621
U.S. Government Agency Mortgages ................................ — 230,137 — 230,137
U.S. Treasury Obligations ........................................ — 88,822 — 88,822
Investment Companies .......................................... 100 — — 100
Total ....................................................... $ 100 $ 325,580 $ — $ 325,680
Investment Grade Convertible Fund
Convertible Corporate Bonds ..................................... — 162,099 — 162,099
Convertible Preferred Stocks ...................................... 77,807 — — 77,807
Collateral for Securities Loaned ................................... 892 — — 892
Total ....................................................... $ 78,699 $ 162,099 $ — $ 240,798

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
33
(Unaudited)
of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2025, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Investment Grade Convertible Fund .................................... $ 843 $ — $ 892
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Diversified Stock Fund ............................................ $ 164,844 $ 178,998 $ — $ —
Fund for Income ................................................ — — 68,832 76,246
Investment Grade Convertible Fund ................................... 34,261 49,148 — —

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
34
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Adviser Fee Tier Rates
Up to $800 million
$800 million - $2.4
billion Over $2.4 billion
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.60% 0.55%
Up to $400 million
$400 million - $800
million Over $800 million
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.45% 0.40%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
35
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2025, are reflected on the
Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended December 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
For the six months ended December 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
6
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
Class A Class C Class R
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.25%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Amount
Diversified Stock Fund ................................................................................. $ 1
Fund for Income ..................................................................................... —(a)
Investment Grade Convertible Fund ........................................................................ —(a)
(a) Rounds to less than $1 thousand.
In effect until October 31, 2026
Class A Class C Class I Class R Class R6 Class Y
Member
Class
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.02% 0.83% N/A 0.78% 0.86% N/A
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.91% 1.71% 0.64% 0.91% 0.63% 0.71% 0.75%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . 1.39% N/A N/A N/A N/A N/A 1.10%
Amount
Diversified Stock Fund ................................................................................. $ 1
Fund for Income ..................................................................................... 1
June 30, 2026 June 30, 2027 June 30, 2028 June 30, 2029 Total
Diversified Stock Fund $ 21 $ 50 $ 47 $ 25 $ 143
Fund for Income 147 244 235 109 735
Investment Grade Convertible Fund 4 17 16 7 44

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
36
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk —  The Fund(s) is (are) subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
37
(Unaudited)
Prepayment Risk — The amounts that the Fund(s) receive(s) as interest, sale proceeds or amounts received as a result of prepayment of asset-
backed or mortgage-related securities may be reinvested at lower interest rates.
Convertible Securities Risk — Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Sector Focus Risk — To the extent the Fund(s) focus in one or more sectors, such as the information technology sector or financial sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’)  investments and could make the Fund’s (or Funds’) performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating
Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2025.
Borrower or
Lender
Amount
Outstanding at
December 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Diversified Stock Fund ............................ Borrower $ — $ 1,484 4.24% $ 1,484

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
38
(Unaudited)
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
9. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
Declared Paid
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Short-Term
Amount
Long-Term
Amount Total
Fund for Income ...................................................... $ (134,727) $ (293,073) $ (427,800)

Supplemental Information
December 31, 2025
Victory Portfolios
39
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 4, 2025.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed, where applicable, fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also

Supplemental Information — continued
December 31, 2025
Victory Portfolios
40
(Unaudited)
considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups may not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Victory Diversified Stock Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the ten-year period, outperformed the benchmark index for the one-, three- and five-year periods, underperformed the peer group median for the ten-year period, and outperformed the peer group median for the one-, three- and five-year periods. The Board noted that the Fund’s portfolio management team changed in May 2017.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Fund for Income:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund

Supplemental Information — continued
December 31, 2025
Victory Portfolios
41
(Unaudited)
underperformed the benchmark index for all the periods reviewed, underperformed the peer group median for the one-, three- and five-year periods, and outperformed the peer group median for the ten-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Investment Grade Convertible Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-SAR (12/25)

December 31, 2025
Semi-Annual: Full Financials
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Sycamore Established Value Fund
3
Victory Sycamore Small Company Opportunity Fund
5
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
8
Statements of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
13
Notes to Financial Statements (Form N-CSR Item 7) 24
Supplemental Information
Advisory Contract Approval (Form N-CSR Item 11)
32

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Sycamore Established Value Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.0%)
Consumer Discretionary (11.9%):
AutoZone, Inc. (a) ....................................................... 57,100 $ 193,655
BorgWarner, Inc. ....................................................... 4,540,000 204,572
Expedia Group, Inc. ..................................................... 1,011,000 286,427
Hilton Worldwide Holdings, Inc. ............................................ 414,000 118,922
Lowe's Cos., Inc. ....................................................... 1,108,000 267,205
Penske Automotive Group, Inc. ............................................. 1,070,000 169,370
Texas Roadhouse, Inc. , Class A ............................................. 855,000 141,930
TopBuild Corp. (a) ...................................................... 465,000 193,993
Tractor Supply Co. ...................................................... 3,240,000 162,032
Williams-Sonoma, Inc. ................................................... 625,000 111,619
1,849,725
Consumer Staples (7.1%):
Archer-Daniels-Midland Co. ............................................... 3,375,000 194,028
Casey's General Stores, Inc. ............................................... 425,000 234,902
Performance Food Group Co. (a) ............................................ 2,840,000 255,373
The Estee Lauder Cos., Inc. , Class A ......................................... 1,921,000 201,167
U.S. Foods Holding Corp. (a) ............................................... 2,975,000 224,077
1,109,547
Energy (6.0%):
Baker Hughes Co. , Class A ................................................ 4,174,000 190,084
Chord Energy Corp. ..................................................... 1,310,000 121,437
Coterra Energy, Inc. ..................................................... 9,200,000 242,144
Devon Energy Corp. ..................................................... 5,904,000 216,263
Expand Energy Corp. .................................................... 1,455,000 160,574
930,502
Financials (13.2%):
American Financial Group, Inc. ............................................. 1,945,000 265,843
F&G Annuities & Life, Inc. ................................................ 207,900 6,414
Fidelity National Financial, Inc. ............................................ 2,820,000 153,944
Huntington Bancshares, Inc. ............................................... 15,036,000 260,875
Old Republic International Corp. ............................................ 5,375,000 245,315
Raymond James Financial, Inc. ............................................. 1,604,000 257,586
The Hartford Insurance Group, Inc. .......................................... 2,058,000 283,592
Truist Financial Corp. .................................................... 5,678,000 279,414
Willis Towers Watson PLC ................................................ 892,000 293,111
2,046,094
Health Care (8.3%):
Hologic, Inc. (a) ........................................................ 4,020,000 299,450
IQVIA Holdings, Inc. (a) .................................................. 1,166,000 262,828
Labcorp Holdings, Inc. ................................................... 1,185,000 297,293
Molina Healthcare, Inc. (a) ................................................ 1,010,000 175,275
Quest Diagnostics, Inc. ................................................... 1,460,000 253,354
1,288,200
Industrials (18.9%):
AGCO Corp. .......................................................... 1,453,000 151,577
Builders FirstSource, Inc. (a) (b) ............................................. 1,068,000 109,887
Carrier Global Corp. ..................................................... 2,785,000 147,159
CSX Corp. ............................................................ 7,530,000 272,963
FTI Consulting, Inc. (a) ................................................... 1,170,000 199,871
Hubbell, Inc. , Class B .................................................... 484,000 214,949
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 4,460,000 233,169
L3Harris Technologies, Inc. ............................................... 767,000 225,168
Landstar System, Inc. .................................................... 810,000 116,397
Lincoln Electric Holdings, Inc. ............................................. 1,203,000 288,287
Regal Rexnord Corp. .................................................... 1,119,000 157,018
Republic Services, Inc. , Class A ............................................ 736,000 155,980
StandardAero, Inc. (a) .................................................... 3,610,000 103,535
Textron, Inc. .......................................................... 1,911,000 166,582
The Middleby Corp. (a) ................................................... 915,000 136,033

Victory Portfolios
Victory Sycamore Established Value Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 1,955,000 $ 266,232
2,944,807
Information Technology (10.0%):
Akamai Technologies, Inc. (a) .............................................. 1,850,000 161,413
Check Point Software Technologies Ltd. (a) .................................... 1,058,000 196,322
Keysight Technologies, Inc. (a) ............................................. 1,380,000 280,402
Microchip Technology, Inc. ................................................ 3,971,000 253,032
MKS, Inc. ............................................................ 1,655,000 264,469
Trimble, Inc. (a) ........................................................ 3,400,000 266,390
Zebra Technologies Corp. (a) ............................................... 547,000 132,823
1,554,851
Materials (10.3%):
AptarGroup, Inc. ....................................................... 1,647,000 200,868
CF Industries Holdings, Inc. ............................................... 2,459,000 190,179
Crown Holdings, Inc. .................................................... 1,535,000 158,059
Franco-Nevada Corp. .................................................... 877,000 181,785
Packaging Corp. of America ............................................... 1,585,000 326,875
RPM International, Inc. .................................................. 2,420,000 251,680
Steel Dynamics, Inc. ..................................................... 1,341,000 227,232
Westlake Corp. (b) ...................................................... 800,000 59,152
1,595,830
Real Estate (6.6%):
Camden Property Trust ................................................... 1,895,000 208,602
Equity LifeStyle Properties, Inc. ............................................ 4,469,000 270,866
Lamar Advertising Co. , Class A ............................................. 2,254,000 285,311
NNN REIT, Inc. ........................................................ 6,680,000 264,728
1,029,507
Utilities (5.7%):
Alliant Energy Corp. .................................................... 5,796,000 376,798
American Water Works Co., Inc. (b) .......................................... 1,799,000 234,769
CMS Energy Corp. ...................................................... 3,943,000 275,734
887,301
Total Common Stocks (Cost $12,572,698)
a
a
a
15,236,364
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (d) ........ 15,641 16
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (d) ............ 15,641 16
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (d) ............... 15,641 16
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (d) . 15,641 15
Total Collateral for Securities Loaned (Cost $63)
a
a
a
63
Total Investments (Cost $12,572,761) — 98.0% 15,236,427
Other assets in excess of liabilities —  2.0% 316,397
NET ASSETS - 100.00% $ 15,552,824
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
5
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.5%)
Communication Services (1.2%):
Madison Square Garden Sports Corp. (a) ....................................... 220,000 $ 56,903
Consumer Discretionary (7.4%):
Boyd Gaming Corp. ..................................................... 640,000 54,554
Dorman Products, Inc. (a) ................................................. 265,000 32,645
Group 1 Automotive, Inc. ................................................. 155,000 60,961
OneSpaWorld Holdings Ltd. ............................................... 2,360,000 48,946
Stride, Inc. (a) .......................................................... 350,000 22,726
The Cheesecake Factory, Inc. (b) ............................................ 975,000 49,218
The Gap, Inc. .......................................................... 1,430,000 36,608
Visteon Corp. .......................................................... 600,000 57,060
362,718
Consumer Staples (4.8%):
Central Garden & Pet Co. , Class A (a) ........................................ 1,482,299 43,268
Dole PLC ............................................................ 3,575,000 53,589
Interparfums, Inc. (b) .................................................... 295,000 25,025
PriceSmart, Inc. ........................................................ 380,000 46,615
The Andersons, Inc. ..................................................... 415,000 22,066
The Chefs' Warehouse, Inc. (a) .............................................. 740,000 46,124
236,687
Energy (6.4%):
California Resources Corp. ................................................ 1,140,000 50,969
Gulfport Energy Corp. (a) ................................................. 270,000 56,157
Helmerich & Payne, Inc. .................................................. 1,145,000 32,839
Magnolia Oil & Gas Corp. , Class A .......................................... 2,235,000 48,924
Matador Resources Co. ................................................... 855,000 36,286
Select Water Solutions, Inc. , Class A ......................................... 2,640,000 27,773
Weatherford International PLC ............................................. 825,000 64,565
317,513
Financials (24.4%):
Axis Capital Holdings Ltd. ................................................ 315,000 33,733
Banner Corp. .......................................................... 830,000 52,008
Bowhead Specialty Holdings, Inc. (a) ......................................... 1,160,000 33,106
Cohen & Steers, Inc. .................................................... 375,000 23,542
Federated Hermes, Inc. , Class B ............................................ 910,000 47,384
FirstCash Holdings, Inc. .................................................. 255,000 40,642
Heritage Financial Corp. (c) ................................................ 1,800,000 42,570
Lazard, Inc. , Class A ..................................................... 1,390,000 67,498
National Bank Holdings Corp. , Class A ....................................... 1,175,000 44,662
NCR Atleos Corp. (a) .................................................... 1,815,000 69,170
Old National Bancorp .................................................... 3,440,000 76,746
Renasant Corp. ........................................................ 2,100,000 73,962
ServisFirst Bancshares, Inc. ............................................... 535,000 38,408
SiriusPoint Ltd. (a) ...................................................... 2,940,000 64,357
SouthState Bank Corp. ................................................... 710,000 66,818
Stewart Information Services Corp. .......................................... 304,000 21,359
Stifel Financial Corp. .................................................... 455,000 56,975
Stock Yards Bancorp, Inc. ................................................. 785,000 50,986
The Hanover Insurance Group, Inc. .......................................... 280,000 51,175
Towne Bank .......................................................... 1,530,000 51,056
UMB Financial Corp. .................................................... 600,000 69,024
United Bankshares, Inc. .................................................. 2,025,000 77,760
Wintrust Financial Corp. .................................................. 380,000 53,132
1,206,073
Health Care (7.1%):
Charles River Laboratories International, Inc. (a) ................................. 325,000 64,831
Chemed Corp. ......................................................... 78,000 33,373
Envista Holdings Corp. (a) ................................................. 2,750,000 59,702
Ligand Pharmaceuticals, Inc. (a) ............................................. 170,000 32,142
Pediatrix Medical Group, Inc. (a) ............................................ 2,720,000 58,181

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
QIAGEN NV (b) ....................................................... 1,350,000 $ 60,710
The Ensign Group, Inc. ................................................... 235,000 40,937
349,876
Industrials (20.0%):
Alamo Group, Inc. ...................................................... 310,000 52,040
Donaldson Co., Inc. ..................................................... 695,000 61,619
Everus Construction Group, Inc. (a) .......................................... 200,000 17,112
Gates Industrial Corp. PLC (a) .............................................. 1,820,000 39,075
Gibraltar Industries, Inc. (a) ................................................ 505,000 24,967
GXO Logistics, Inc. (a) ................................................... 865,000 45,534
Hayward Holdings, Inc. (a) ................................................ 4,400,000 67,980
Hub Group, Inc. , Class A ................................................. 1,860,000 79,255
JBT Marel Corp. ....................................................... 360,000 54,241
Lyft, Inc. , Class A (a) .................................................... 2,550,000 49,394
McGrath RentCorp ...................................................... 660,000 69,254
MSA Safety, Inc. ....................................................... 315,000 50,444
MSC Industrial Direct Co., Inc. , Class A ...................................... 640,000 53,824
Mueller Industries, Inc. ................................................... 285,000 32,718
Pursuit Attractions and Hospitality, Inc. (a) ..................................... 1,130,000 38,058
Simpson Manufacturing Co., Inc. ........................................... 290,000 46,826
The Gorman-Rupp Co. ................................................... 610,000 29,127
The Timken Co. ........................................................ 655,000 55,105
Watts Water Technologies, Inc. , Class A ....................................... 115,000 31,742
Werner Enterprises, Inc. .................................................. 1,940,000 58,219
WillScot Holdings Corp. (b) ................................................ 1,650,000 31,070
987,604
Information Technology (10.3%):
Cohu, Inc. (a) .......................................................... 1,800,000 41,886
Crane NXT Co. (b) ...................................................... 1,045,000 49,188
Extreme Networks, Inc. (a) ................................................ 1,975,000 32,884
FormFactor, Inc. (a) ..................................................... 915,000 51,039
Ingram Micro Holding Corp. (b) ............................................. 2,305,000 49,189
Kulicke & Soffa Industries, Inc. ............................................. 540,000 24,602
Littelfuse, Inc. ......................................................... 175,000 44,261
Photronics, Inc. (a) ...................................................... 1,399,000 44,768
Plexus Corp. (a) ........................................................ 150,000 22,050
Ralliant Corp. ......................................................... 835,000 42,510
Tower Semiconductor Ltd. (a) .............................................. 150,000 17,613
Viavi Solutions, Inc. (a) ................................................... 1,550,000 27,621
Vontier Corp. .......................................................... 1,680,000 62,462
510,073
Materials (9.1%):
Commercial Metals Co. .................................................. 845,000 58,491
Eagle Materials, Inc. ..................................................... 175,000 36,169
H.B. Fuller Co. ........................................................ 900,000 53,514
Innospec, Inc. ......................................................... 690,000 52,813
Louisiana-Pacific Corp. .................................................. 510,000 41,188
Quaker Chemical Corp. .................................................. 240,000 32,954
Sensient Technologies Corp. ............................................... 395,000 37,110
Silgan Holdings, Inc. .................................................... 1,190,000 48,040
Titan America SA (a) (b) .................................................. 2,485,000 40,953
Warrior Met Coal, Inc. ................................................... 525,000 46,289
447,521
Real Estate (4.7%):
Apple Hospitality REIT, Inc. ............................................... 4,180,000 49,533
Colliers International Group, Inc. ........................................... 210,000 30,872
Four Corners Property Trust, Inc. ............................................ 2,710,000 62,493
Rayonier, Inc. (b) ....................................................... 1,690,000 36,588
Ryman Hospitality Properties, Inc. ........................................... 545,000 51,568
231,054

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Utilities (2.1%):
IDACORP, Inc. ........................................................ 545,000 $ 68,975
MGE Energy, Inc. ...................................................... 465,000 36,466
105,441
Total Common Stocks (Cost $4,170,940)
a
a
a
4,811,463
Exchange-Traded Funds (0.3%)
iShares Russell 2000 Value ETF (b) .......................................... 100,000 18,121
Total Exchange-Traded Funds (Cost $11,292)
a
a
a
18,121
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (d) ........ 9,443,232 9,444
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (d) ............ 9,443,232 9,443
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (d) ............... 10,334,982 10,335
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (d) . 8,551,482 8,551
Total Collateral for Securities Loaned (Cost $37,773)
a
a
a
37,773
Total Investments (Cost $4,220,005) — 98.6% 4,867,357
Other assets in excess of liabilities —  1.4% 68,067
NET ASSETS - 100.00% $ 4,935,424
At December 31, 2025, the Fund's investments in foreign securities were 7.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statements of Assets and Liabilities
December 31, 2025
8
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Assets:
Affiliated investments, at value (Cost $— and $42,655) $ — $ 42,570
Unaffiliated investments, at value (Cost $12,572,761 and $4,177,350) 15,236,427 (a) 4,824,787 (b)
Trustee deferred compensation investments, at fair value (Cost $1,447 and $628) 1,961 858
Cash 330,625 161,785
Receivables:
Dividends, interest, and securities lending income 13,708 5,153
Capital shares issued 8,827 1,598
Investments sold — 11,951
From Adviser 1 —
Prepaid expenses 138 80
Total Assets 15,591,687 5,048,782
Liabilities:
Payables:
Collateral received on loaned securities 63 37,773
Trustee deferred compensation 1,961 858
Capital shares redeemed 28,421 70,623
Accrued expenses and other payables:
Investment advisory fees 6,087 3,313
Administration fees 593 192
Custodian fees 112 40
Transfer agent fees 196 31
Sub-Transfer agent fees 828 276
Compliance fees 11 4
12b-1 fees 248 51
Other accrued expenses 343 197
Total Liabilities 38,863 113,358
Commitments and contingencies (Note 4 )
Net Assets:
Capital 12,677,228 4,216,178
Total accumulated earnings (loss) 2,875,596 719,246
Net Assets $ 15,552,824 $ 4,935,424
Net Assets:
Class A $ 1,048,992 $ 201,056
Class C 5,000 —
Class I 3,685,350 2,293,152
Class R 652,825 139,063
Class R6 9,444,845 2,246,504
Class Y 715,812 55,649
Total $ 15,552,824 $ 4,935,424
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 23,312 4,499
Class C 116 —
Class I 81,829 50,460
Class R 14,850 3,490
Class R6 209,585 49,548
Class Y 15,900 1,238
Total 345,592 109,235
Net asset value, offering and redemption price per share:(c)
Class A $ 45 .00 $ 44 .69
Class C(d) 43 .27 —
Class I 45 .04 45 .44
Class R 43 .96 39 .85
Class R6 45 .06 45 .34
Class Y 45 .02 44 .97
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 47 .75 $ 47 .42
(a) Includes $61 thousand of securities on loan.
(b) Includes $36,637 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2025
9
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Investment Income:
Dividends from affiliated investments $ — $ 883
Dividends from unaffiliated investments 153,096 44,332
Interest from unaffiliated investments 6,503 2,515
Interfund lending 43 —
Securities lending (net of fees) 22 110
Foreign tax withholding (131) (75)
Total Income 159,533 47,765
Expenses:
Investment advisory fees 38,287 20,703
Administration fees 4,008 1,289
Sub-Administration fees 9 9
12b-1 fees — Class A 1,519 276
12b-1 fees — Class C 28 —
12b-1 fees — Class R 1,728 378
Custodian fees 322 101
Transfer agent fees — Class A 26 4
Transfer agent fees — Class C — (a) —
Transfer agent fees — Class I 81 33
Transfer agent fees — Class R 8 3
Transfer agent fees — Class R6 206 21
Transfer agent fees — Class Y 129 — (a)
Sub-Transfer agent fees — Class A 696 166
Sub-Transfer agent fees — Class C 4 —
Sub-Transfer agent fees — Class I 1,110 695
Sub-Transfer agent fees — Class R 224 77
Sub-Transfer agent fees — Class Y 363 34
Trustees' fees 493 161
Compliance fees 70 22
Legal and audit fees 317 106
State registration and filing fees 153 63
Other expenses 814 372
Total Expenses 50,595 24,513
Expenses waived/reimbursed by Adviser (5) —
Net Expenses 50,590 24,513
Net Investment Income (Loss) 108,943 23,252
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — (313)
Net realized gains (losses) from unaffiliated investment securities 200,788 171,327
Net change in unrealized appreciation/depreciation on affiliated investment securities — (374)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 236,395 225,532
Net realized/unrealized gains (losses) on investments 437,183 396,172
Change in net assets resulting from operations $ 546,126 $ 419,424
(a) Rounds to less than $1 thousand.

10
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 108,943 $ 229,875 $ 23,252 $ 56,982
Net realized gains (losses) 200,788 1,005,897 171,014 366,868
Net change in unrealized appreciation/depreciation 236,395 (399,905) 225,158 (281,221)
Change in net assets resulting from operations 546,126 835,867 419,424 142,629
Distributions to Shareholders:
Class A (41,310) (140,116) (10,786) (21,636)
Class C (188) (2,212) — —
Class I (152,980) (529,387) (128,188) (242,443)
Class R (25,294) (80,471) (7,963) (15,914)
Class R6 (386,249) (1,094,986) (130,822) (251,804)
Class Y (28,988) (90,161) (3,035) (6,252)
Change in net assets resulting from distributions to shareholders (635,009) (1,937,333) (280,794) (538,049)
Change in net assets resulting from capital transactions (1,649,208) 387,623 (808,796) (685,043)
Change in net assets (1,738,091) (713,843) (670,166) (1,080,463)
Net Assets:
Beginning of period 17,290,915 18,004,758 5,605,590 6,686,053
End of period $ 15,552,824 $ 17,290,915 $ 4,935,424 $ 5,605,590

11
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 63,988 $ 212,285 $ 14,252 $ 34,832
Distributions reinvested 34,600 119,824 8,986 17,848
Cost of shares redeemed (305,489) (447,692) (49,569) (93,783)
Total Class A $ (206,901) $ (115,583) $ (26,331) $ (41,103)
Class C
Proceeds from shares issued $ 15 $ 309 $ — $ —
Distributions reinvested 183 2,166 — —
Cost of shares redeemed (1,858) (26,802) — —
Total Class C $ (1,660) $ (24,327) $ — $ —
Class I
Proceeds from shares issued $ 259,520 $ 902,495 $ 133,533 $ 363,929
Distributions reinvested 139,261 464,235 121,240 227,529
Cost of shares redeemed (1,387,563) (1,290,939) (579,635) (984,936)
Total Class I $ (988,782) $ 75,791 $ (324,862) $ (393,478)
Class R
Proceeds from shares issued $ 32,971 $ 105,630 $ 5,317 $ 19,692
Distributions reinvested 25,028 79,888 7,922 15,822
Cost of shares redeemed (103,327) (199,850) (34,385) (56,941)
Total Class R $ (45,328) $ (14,332) $ (21,146) $ (21,427)
Class R6
Proceeds from shares issued $ 747,917 $ 1,912,205 $ 123,660 $ 400,043
Distributions reinvested 369,989 1,058,390 127,476 242,861
Cost of shares redeemed (1,456,416) (2,467,139) (676,827) (870,517)
Total Class R6 $ (338,510) $ 503,456 $ (425,691) $ (227,613)
Class Y
Proceeds from shares issued $ 137,098 $ 134,711 $ 9,900 $ 18,851
Distributions reinvested 27,297 83,176 2,945 6,095
Cost of shares redeemed (232,422) (255,269) (23,611) (26,368)
Total Class Y $ (68,027) $ (37,382) $ (10,766) $ (1,422)
Change in net assets resulting from capital transactions $ (1,649,208) $ 387,623 $ (808,796) $ (685,043)

12
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Share Transactions:
Class A
Issued 1,386 4,423 310 744
Reinvested 758 2,517 195 365
Redeemed (6,600) (9,258) (1,076) (2,019)
Total Class A (4,456) (2,318) (571) (910)
Class C
Issued — (a) 7 — —
Reinvested 4 47 — —
Redeemed (41) (587) — —
Total Class C (37) (533) — —
Class I
Issued 5,605 19,018 2,852 7,707
Reinvested 3,046 9,740 2,588 4,574
Redeemed (29,988) (27,222) (12,450) (20,560)
Total Class I (21,337) 1,536 (7,010) (8,279)
Class R
Issued 727 2,215 129 473
Reinvested 562 1,715 193 360
Redeemed (2,287) (4,283) (835) (1,350)
Total Class R (998) (353) (513) (517)
Class R6
Issued 16,155 39,605 2,650 8,524
Reinvested 8,088 22,191 2,727 4,893
Redeemed (31,450) (51,591) (14,543) (18,714)
Total Class R6 (7,207) 10,205 (9,166) (5,297)
Class Y
Issued 2,935 2,762 212 396
Reinvested 597 1,745 64 124
Redeemed (5,020) (5,283) (504) (577)
Total Class Y (1,488) (776) (228) (57)
Change in Shares (35,523) 7,761 (17,488) (15,060)
(a) Rounds to less than 1 thousand shares.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Sycamore Established Value Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $45.36 $48.22 $46.18 $43.91 $51.62 $35.75 $40.09
Investment Activities:
Net investment income (loss)(b) 0.23 0.46 0.49 0.55 0.49 0.62 0.48
Net realized and unrealized gains
(losses) 1.20 1.82 4.29 5.21 (4.29) 17.44 (2.44)
Total from Investment
Activities 1.43 2.28 4.78 5.76 (3.80) 18.06 (1.96)
Distributions to Shareholders from:
Net investment income (0.11) (0.44) (0.54) (0.55) (0.60) (0.52) (0.48)
Net realized gains (1.68) (4.70) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (1.79) (5.14) (2.74) (3.49) (3.91) (2.19) (2.38)
Net Asset Value, End of Period $45.00 $45.36 $48.22 $46.18 $43.91 $51.62 $35.75
Total Return(c)(d) 3.12% 4.31% 10.71% 13.27% (7.99)% 52.05% (5.22)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.90% 0.90% 0.90% 0.90% 0.92%
Net Investment Income (Loss)(e) 0.98% 0.97% 1.06% 1.21% 1.52% 1.32% 1.34%
Gross Expenses(e)(f) 0.89% 0.89% 0.90% 0.90% 0.90% 0.90% 0.92%
Supplemental Data:
Net Assets at end of period
(000's) $1,048,992 $1,259,617 $1,450,734 $1,630,578 $1,538,933 $1,788,115 $1,380,509
Portfolio Turnover(c)(g) 28% 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Sycamore Established Value Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $43.78 $46.70 $44.80 $42.71 $50.28 $34.89 $39.16
Investment Activities:
Net investment income (loss)(b) 0.01 0.04 0.12 0.20 0.24 0.26 0.20
Net realized and unrealized gains
(losses) 1.16 1.78 4.15 5.05 (4.16) 17.00 (2.35)
Total from Investment
Activities 1.17 1.82 4.27 5.25 (3.92) 17.26 (2.15)
Distributions to Shareholders from:
Net investment income — (0.04) (0.17) (0.22) (0.34) (0.20) (0.22)
Net realized gains (1.68) (4.70) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (1.68) (4.74) (2.37) (3.16) (3.65) (1.87) (2.12)
Net Asset Value, End of Period $43.27 $43.78 $46.70 $44.80 $42.71 $50.28 $34.89
Total Return(c)(d) 2.62% 3.40% 9.86% 12.40% (8.44)% 50.91% (5.93)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.84% 1.70% 1.68% 1.66% 1.66% 1.66% 1.69%
Net Investment Income (Loss)(e) 0.02% 0.09% 0.26% 0.44% 0.75% 0.56% 0.58%
Gross Expenses(e)(f) 2.01% 1.70% 1.68% 1.66% 1.66% 1.66% 1.69%
Supplemental Data:
Net Assets at end of period
(000's) $5,000 $6,679 $32,040 $49,142 $55,720 $67,718 $54,271
Portfolio Turnover(c)(g) 28% 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class I
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $45.40 $48.26 $46.22 $43.94 $51.66 $35.77 $40.12
Investment Activities:
Net investment income (loss)(b) 0.30 0.62 0.65 0.70 0.60 0.77 0.59
Net realized and unrealized gains
(losses) 1.21 1.80 4.29 5.21 (4.30) 17.44 (2.45)
Total from Investment
Activities 1.51 2.42 4.94 5.91 (3.70) 18.21 (1.86)
Distributions to Shareholders from:
Net investment income (0.19) (0.58) (0.70) (0.69) (0.71) (0.65) (0.59)
Net realized gains (1.68) (4.70) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (1.87) (5.28) (2.90) (3.63) (4.02) (2.32) (2.49)
Net Asset Value, End of Period $45.04 $45.40 $48.26 $46.22 $43.94 $51.66 $35.77
Total Return(c)(d) 3.29% 4.61% 11.06% 13.64% (7.80)% 52.54% (4.92)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.58% 0.58% 0.60%
Net Investment Income (Loss)(e) 1.29% 1.28% 1.38% 1.53% 1.84% 1.63% 1.64%
Gross Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.58% 0.58% 0.60%
Supplemental Data:
Net Assets at end of period
(000's) $3,685,350 $4,683,882 $4,904,566 $5,229,565 $4,801,212 $5,315,482 $3,306,226
Portfolio Turnover(c)(g) 28% 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $44.36 $47.29 $45.34 $43.18 $50.81 $35.23 $39.54
Investment Activities:
Net investment income (loss)(b) 0.18 0.36 0.39 0.45 0.42 0.52 0.40
Net realized and unrealized gains
(losses) 1.17 1.77 4.21 5.11 (4.21) 17.16 (2.40)
Total from Investment
Activities 1.35 2.13 4.60 5.56 (3.79) 17.68 (2.00)
Distributions to Shareholders from:
Net investment income (0.07) (0.36) (0.45) (0.46) (0.53) (0.43) (0.41)
Net realized gains (1.68) (4.70) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (1.75) (5.06) (2.65) (3.40) (3.84) (2.10) (2.31)
Net Asset Value, End of Period $43.96 $44.36 $47.29 $45.34 $43.18 $50.81 $35.23
Total Return(c)(d) 3.01% 4.06% 10.50% 13.02% (8.11)% 51.74% (5.41)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.09% 1.09% 1.11% 1.10% 1.11% 1.11% 1.12%
Net Investment Income (Loss)(e) 0.80% 0.77% 0.86% 1.01% 1.31% 1.11% 1.14%
Gross Expenses(e)(f) 1.09% 1.09% 1.11% 1.10% 1.11% 1.11% 1.12%
Supplemental Data:
Net Assets at end of period
(000's) $652,825 $703,005 $766,097 $818,127 $780,556 $936,593 $633,244
Portfolio Turnover(c)(g) 28% 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $45.43 $48.28 $46.24 $43.96 $51.69 $35.78 $40.13
Investment Activities:
Net investment income (loss)(b) 0.32 0.64 0.67 0.72 0.61 0.80 0.60
Net realized and unrealized gains
(losses) 1.19 1.80 4.29 5.21 (4.31) 17.45 (2.45)
Total from Investment
Activities 1.51 2.44 4.96 5.93 (3.70) 18.25 (1.85)
Distributions to Shareholders from:
Net investment income (0.20) (0.60) (0.72) (0.71) (0.72) (0.67) (0.60)
Net realized gains (1.68) (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (1.88) (5.29) (2.92) (3.65) (4.03) (2.34) (2.50)
Net Asset Value, End of Period $45.06 $45.43 $48.28 $46.24 $43.96 $51.69 $35.78
Total Return(c)(d) 3.29% 4.64% 11.12% 13.68% (7.77)% 52.62% (4.89)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.53% 0.54% 0.54% 0.54% 0.54% 0.54% 0.57%
Net Investment Income (Loss)(e) 1.36% 1.33% 1.43% 1.58% 1.88% 1.68% 1.68%
Gross Expenses(e)(f) 0.53% 0.54% 0.54% 0.54% 0.54% 0.54% 0.57%
Supplemental Data:
Net Assets at end of period
(000's) $9,444,845 $9,848,562 $9,974,901 $9,353,327 $7,357,481 $7,548,781 $4,499,129
Portfolio Turnover(c)(g) 28% 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Sycamore Established Value Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $45.39 $48.25 $46.21 $43.94 $51.66 $35.76 $40.11
Investment Activities:
Net investment income (loss)(b) 0.29 0.58 0.61 0.68 0.58 0.77 0.58
Net realized and unrealized gains
(losses) 1.20 1.80 4.29 5.19 (4.30) 17.45 (2.45)
Total from Investment
Activities 1.49 2.38 4.90 5.87 (3.72) 18.22 (1.87)
Distributions to Shareholders from:
Net investment income (0.18) (0.55) (0.66) (0.66) (0.69) (0.65) (0.58)
Net realized gains (1.68) (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (1.86) (5.24) (2.86) (3.60) (4.00) (2.32) (2.48)
Net Asset Value, End of Period $45.02 $45.39 $48.25 $46.21 $43.94 $51.66 $35.76
Total Return(c)(d) 3.23% 4.53% 10.97% 13.54% (7.82)% 52.49% (4.92)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.66% 0.66% 0.66% 0.61% 0.61% 0.63%
Net Investment Income (Loss)(e) 1.23% 1.20% 1.31% 1.48% 1.77% 1.62% 1.63%
Gross Expenses(e)(f) 0.65% 0.66% 0.66% 0.66% 0.61% 0.61% 0.63%
Supplemental Data:
Net Assets at end of period
(000's) $715,812 $789,170 $876,420 $831,766 $589,519 $873,753 $600,200
Portfolio Turnover(c)(g) 28% 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $43.70 $46.62 $47.34 $44.57 $56.52 $37.91 $45.16
Investment Activities:
Net investment income (loss)(b) 0.12 0.26 0.23 0.16 0.06 0.04 0.17
Net realized and unrealized gains
(losses) 3.32 0.76 2.08 5.20 (5.54) 18.89 (5.14)
Total from Investment
Activities 3.44 1.02 2.31 5.36 (5.48) 18.93 (4.97)
Distributions to Shareholders from:
Net investment income (0.28) (0.24) (0.18) (0.13) (0.05) (0.17) (0.20)
Net realized gains (2.17) (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (2.45) (3.94) (3.03) (2.59) (6.47) (0.32) (2.28)
Net Asset Value, End of Period $44.69 $43.70 $46.62 $47.34 $44.57 $56.52 $37.91
Total Return(c)(d) 7.75% 1.32% 4.91% 12.08% (10.95)% 50.11% (11.80)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.24% 1.23% 1.26% 1.25% 1.25% 1.24% 1.26%
Net Investment Income (Loss)(e) 0.51% 0.56% 0.49% 0.33% 0.18% 0.07% 0.43%
Gross Expenses(e)(f) 1.24% 1.23% 1.26% 1.25% 1.25% 1.24% 1.26%
Supplemental Data:
Net Assets at end of period
(000's) $201,056 $221,592 $278,751 $325,166 $329,556 $424,496 $336,083
Portfolio Turnover(c)(g) 29% 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class I
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $44.48 $47.40 $48.08 $45.22 $57.31 $38.40 $45.71
Investment Activities:
Net investment income (loss)(b) 0.20 0.43 0.41 0.33 0.18 0.22 0.31
Net realized and unrealized gains
(losses) 3.37 0.76 2.12 5.29 (5.63) 19.13 (5.20)
Total from Investment
Activities 3.57 1.19 2.53 5.62 (5.45) 19.35 (4.89)
Distributions to Shareholders from:
Net investment income (0.44) (0.41) (0.36) (0.30) (0.23) (0.29) (0.34)
Net realized gains (2.17) (3.70) (2.85) (2.46) (6.41) (0.15) (2.08)
Total Distributions (2.61) (4.11) (3.21) (2.76) (6.64) (0.44) (2.42)
Net Asset Value, End of Period $45.44 $44.48 $47.40 $48.08 $45.22 $57.31 $38.40
Total Return(c)(d) 7.90% 1.64% 5.29% 12.50% (10.75)% 50.66% (11.51)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.90% 0.89% 0.89% 0.89% 0.89% 0.93%
Net Investment Income (Loss)(e) 0.86% 0.90% 0.87% 0.70% 0.53% 0.41% 0.78%
Gross Expenses(e)(f) 0.89% 0.90% 0.89% 0.89% 0.89% 0.89% 0.93%
Supplemental Data:
Net Assets at end of period
(000's) $2,293,152 $2,556,113 $3,116,541 $3,366,480 $3,211,022 $3,840,013 $2,666,852
Portfolio Turnover(c)(g) 29% 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $39.19 $42.20 $43.16 $40.87 $52.37 $35.16 $42.05
Investment Activities:
Net investment income (loss)(b) 0.06 0.15 0.12 0.07 —(c) (0.05) 0.09
Net realized and unrealized gains
(losses) 2.99 0.71 1.89 4.77 (5.08) 17.52 (4.76)
Total from Investment
Activities 3.05 0.86 2.01 4.84 (5.08) 17.47 (4.67)
Distributions to Shareholders from:
Net investment income (0.22) (0.17) (0.12) (0.09) — (0.11) (0.14)
Net realized gains (2.17) (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (2.39) (3.87) (2.97) (2.55) (6.42) (0.26) (2.22)
Net Asset Value, End of Period $39.85 $39.19 $42.20 $43.16 $40.87 $52.37 $35.16
Total Return(d)(e) 7.63% 1.06% 4.71% 11.89% (11.05)% 49.85% (11.94)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.44% 1.44% 1.46% 1.43% 1.42% 1.42% 1.44%
Net Investment Income (Loss)(f) 0.31% 0.36% 0.29% 0.16% — (0.11)% 0.25%
Gross Expenses(f)(g) 1.44% 1.44% 1.46% 1.43% 1.42% 1.42% 1.44%
Supplemental Data:
Net Assets at end of period
(000's) $139,063 $156,878 $190,774 $238,440 $209,007 $256,938 $200,617
Portfolio Turnover(d)(h) 29% 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R6
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $44.39 $47.31 $47.99 $45.15 $57.22 $38.37 $45.66
Investment Activities:
Net investment income (loss)(b) 0.21 0.45 0.44 0.36 0.19 0.24 0.19
Net realized and unrealized gains
(losses) 3.38 0.75 2.11 5.25 (5.60) 19.10 (5.03)
Total from Investment
Activities 3.59 1.20 2.55 5.61 (5.41) 19.34 (4.84)
Distributions to Shareholders from:
Net investment income (0.47) (0.42) (0.38) (0.31) (0.24) (0.34) (0.37)
Net realized gains (2.17) (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (2.64) (4.12) (3.23) (2.77) (6.66) (0.49) (2.45)
Net Asset Value, End of Period $45.34 $44.39 $47.31 $47.99 $45.15 $57.22 $38.37
Total Return(c)(d) 7.95% 1.69% 5.34% 12.51% (10.72)% 50.71% (11.43)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.84% 0.85% 0.85% 0.85% 0.86% 0.85% 0.86%
Net Investment Income (Loss)(e) 0.91% 0.96% 0.92% 0.75% 0.57% 0.44% 0.48%
Gross Expenses(e)(f) 0.84% 0.85% 0.85% 0.85% 0.86% 0.85% 0.86%
Supplemental Data:
Net Assets at end of period
(000's) $2,246,504 $2,606,467 $3,028,483 $2,950,933 $2,116,606 $2,518,726 $1,625,853
Portfolio Turnover(c)(g) 29% 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class Y
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $44.02 $46.95 $47.65 $44.86 $56.88 $38.10 $45.39
Investment Activities:
Net investment income (loss)(b) 0.19 0.40 0.37 0.31 0.17 0.16 0.24
Net realized and unrealized gains
(losses) 3.34 0.75 2.10 5.22 (5.58) 19.00 (5.16)
Total from Investment
Activities 3.53 1.15 2.47 5.53 (5.41) 19.16 (4.92)
Distributions to Shareholders from:
Net investment income (0.41) (0.38) (0.32) (0.28) (0.19) (0.23) (0.29)
Net realized gains (2.17) (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (2.58) (4.08) (3.17) (2.74) (6.61) (0.38) (2.37)
Net Asset Value, End of Period $44.97 $44.02 $46.95 $47.65 $44.86 $56.88 $38.10
Total Return(c)(d) 7.88% 1.58% 5.22% 12.40% (10.78)% 50.55% (11.65)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.98% 0.98% 0.95% 0.95% 1.08%
Net Investment Income (Loss)(e) 0.81% 0.85% 0.78% 0.66% 0.50% 0.31% 0.62%
Gross Expenses(e)(f) 0.96% 0.95% 0.98% 0.98% 0.95% 0.95% 1.08%
Supplemental Data:
Net Assets at end of period
(000's) $55,649 $64,540 $71,504 $83,742 $23,757 $33,276 $16,054
Portfolio Turnover(c)(g) 29% 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2025
Victory Portfolios
24
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange)
by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. (“VCM” or the “Adviser”) and affiliated providers, and their family members.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name)* Funds (Short Name) Investment Share Classes Offered
Victory Sycamore Established Value Fund Sycamore Established Value Fund A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund Sycamore Small Company Opportunity Fund A, I, R, R6, and Y

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
25
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
Level 1 Level 2 Level 3 Total
Sycamore Established Value Fund
Common Stocks ............................................... $ 15,236,364 $ — $ — $ 15,236,364
Collateral for Securities Loaned ................................... 63 — — 63
Total ....................................................... $ 15,236,427 $ — $ — $ 15,236,427
Sycamore Small Company Opportunity Fund
Common Stocks ............................................... 4,811,463 — — 4,811,463
Exchange-Traded Funds ......................................... 18,121 — — 18,121
Collateral for Securities Loaned ................................... 37,773 — — 37,773
Total ....................................................... $ 4,867,357 $ — $ — $ 4,867,357

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
26
(Unaudited)
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sycamore Established Value Fund ..................................... $ 61 $ — $ 63
Sycamore Small Company Opportunity Fund ............................. 36,637 — 37,773
Excluding U.S. Government
Securities
Purchases Sales
Sycamore Established Value Fund .............................................................. $ 4,515,728 $ 6,600,126
Sycamore Small Company Opportunity Fund ...................................................... 1,526,820 2,619,275

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
27
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2025, are reflected on the
Statements of Operations as 12b-1 fees.
Adviser Fee Tier Rates
Up to $100 million
$100 million -$200
million Over $200 million
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.55% 0.45%
Up to $500 million Over $500 million
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
28
(Unaudited)
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended December 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business were excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2025.
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for their Trustees who receive compensation from the Funds. Under the terms of the Plan, a Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Plan as selected by the Trustee, among certain Victory Funds, in which their deferred accounts are deemed invested.
Investments held within the Plan as of December 31, 2025 are among, Victory Fund for Income, Victory Low Duration Bond Fund, Victory
Sycamore Established Value Fund, Victory Sycamore Small Company Opportunity Fund, Victory RS Investors Fund, and Victory S&P 500
Index Fund. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for the applicable Victory Fund.
For the six months ended December 31, 2025, the amounts of deferred compensation have been included Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
Sycamore Established Value Fund ......................................................................... $ 2
Sycamore Small Company Opportunity Fund ................................................................. —(a)
(a) Rounds to less than $1 thousand.
In effect until
October 31, 2026
Class C Class Y
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.84% N/A
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 1.15%
June 30, 2029 Total
Sycamore Established Value Fund ................................................................. $ 5 $ 5

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
29
(Unaudited)
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk — To the extent the Fund(s) focus in one or more sectors, such as the industrials or financials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’)  investments and could make the Fund’s (or
Funds’) performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
30
(Unaudited)
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended June 30, 2025, the Funds had no capital loss carryforward for federal income tax purposes.
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments.  Transactions in
affiliated securities during the six months ended December 31, 2025, were as follows (amounts in thousands, except shares):
Borrower or
Lender
Amount
Outstanding at
December 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sycamore Established Value Fund .................... Lender $ — $ 4,902 4.75% $ 69,701
Declared Paid
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Fair Value
6/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Heritage Financial Corp. .... $ 41,958 $ 4,541 $ (3,242) $ (313) $ (374) $ 42,570 1,800,000 $ 883 $ —

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
31
(Unaudited)
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.

Supplemental Information
December 31, 2025
Victory Portfolios
32
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 4, 2025.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025, and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed, where applicable, fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also

Supplemental Information — continued
December 31, 2025
Victory Portfolios
33
(Unaudited)
considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups may not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Sycamore Established Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and three-year periods, outperformed the benchmark index for the five- and ten-year periods, underperformed the peer group median for the one- and three-year periods, and outperformed the peer group median for the five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Sycamore Small Company Opportunity Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, three- and five-year periods, outperformed the benchmark index for the ten-year period,

Supplemental Information — continued
December 31, 2025
Victory Portfolios
34
(Unaudited)
underperformed the peer group median for the one-, three- and five-year periods, and outperformed the peer group median for the ten-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VP-SMF-SAR (12/25)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios

By (Signature and Title) /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date:      March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date:      March 9, 2026

By (Signature and Title) /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date:      March 9, 2026